Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q3PH

Schedules of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 6
Franklin Colorado Tax-Free Income Fund 12
Franklin Connecticut Tax-Free Income Fund 18
Franklin Federal Intermediate-Term Tax-Free Income
Fund 21
Franklin Federal Limited-Term Tax-Free Income Fund 42
Franklin Georgia Tax-Free Income Fund 56
Franklin High Yield Tax-Free Income Fund 61
Franklin Louisiana Tax-Free Income Fund 112
Franklin Maryland Tax-Free Income Fund 117
Franklin Massachusetts Tax-Free Income Fund 121
Franklin Michigan Tax-Free Income Fund 126
Franklin Minnesota Tax-Free Income Fund 134
Franklin Missouri Tax-Free Income Fund 141
Franklin New Jersey Tax-Free Income Fund 147
Franklin North Carolina Tax-Free Income Fund 153
Franklin Ohio Tax-Free Income Fund 160
Franklin Oregon Tax-Free Income Fund 170
Franklin Pennsylvania Tax-Free Income Fund 177
Franklin Virginia Tax-Free Income Fund 185
Notes to Schedules of Investments 190

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Alabama Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 400,000 $ 400,000
Total Corporate Bonds (Cost $400,000) ........................................
400,000
Municipal Bonds 96.6%
Alabama 89.1%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... 2,000,000 1,909,958
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,057,209
Alabama State University ,
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/36 ...................... 1,500,000 1,635,890
Revenue, 2022, Refunding, BAM Insured, 5%, 9/01/40 ...................... 1,500,000 1,613,677
Alabaster Board of Education ,
Special Tax, 2022, BAM Insured, 5%, 9/01/47 ............................. 1,500,000 1,565,984
Special Tax, 2022, BAM Insured, 5%, 9/01/52 ............................. 1,500,000 1,553,101
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,862,843
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,610,791
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,405,803
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 330,386
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 356,621
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 436,329
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 351,432
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 499,577
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 541,255
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 394,495
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 2,484,901
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 684,140
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,719,678
b
Black Belt Energy Gas District ,
Revenue, 2021 A, Refunding, Mandatory Put, 4%, 12/01/31 .................. 2,000,000 1,964,476
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 1,000,000 957,774
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,019,823
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 3,000,000 3,210,759
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,716,535
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
2,500,000 2,381,773
City of Boaz ,
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/46 ................. 1,000,000 963,092
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/50 ................. 1,500,000 1,435,687
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
3,000,000 2,857,420
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 5,155,986
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,525,077
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 2,729,787
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 3,011,564
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,448,816
County of Mobile ,
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 1,000,000 1,021,810
c
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 2,400,000 1,801,470

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
DCH Healthcare Authority ,
Revenue, 2015, Refunding, 5%, 6/01/36 ................................. $ 2,000,000 $ 2,041,672
Revenue, 2021 A, 4%, 6/01/46 ........................................ 2,310,000 2,153,267
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 1,023,790
Revenue, 2018 A, 5%, 9/01/41 ........................................ 3,000,000 3,068,843
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 2,899,257
Florence Public Building Authority , City of Florence , Revenue , 2021 , 4% , 9/01/35 ....
500,000 501,856
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 10,000,000 9,529,119
Homewood Educational Building Authority ,
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,208,044
Samford University, Revenue, 2021 A, 4%, 12/01/51 ....................... 1,470,000 1,287,301
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/41 ....... 3,000,000 3,037,188
Infirmary Health System Obligated Group, Revenue, 2021 A, Refunding, 4%, 2/01/46 3,000,000 2,623,320
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 5,388,629
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 4,451,923
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,067,669
b
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 2,000,000 1,993,590
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,928,658
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,853,094
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 966,878
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,984,816
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 1,981,260
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,381,889
b
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, Mandatory Put, 4%, 10/01/28 ........................... 5,000,000 4,887,951
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 2,000,000 2,126,731
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,859,864
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,108,051
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,370
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,306,604
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,357,521
University of Alabama (The) ,
Revenue, 2013 D-2, Pre-Refunded, 5%, 10/01/37 ......................... 2,000,000 2,037,107
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 5,342,550
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,660,565
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,068,867
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,440,480
182,079,643
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
700,000 579,352

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 0.6%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 329,283
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 1,150,000 937,250
1,266,533
Illinois 0.4%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,000,000 900,498
Kentucky 0.5%
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn ., 5/01/52 .................................... 1,500,000 958,778
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 275,000 232,992
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,700,000 2,352,250
2,585,242
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 388,172
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 387,772
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn ., 6/01/37 1,485,000 953,726
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 568,985
2,298,655
Texas 0.5%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 600,000 439,933
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 597,272
1,037,205
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 387,728
Wisconsin 0.8%
c
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 500,000 393,436
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 1,300,000 1,300,000
1,693,436
U.S. Territories 1.8%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,004,674
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 499,492
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 993,959

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. $ 530,000 $ 525,550
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 711,608
2,730,609
Total U.S. Territories .................................................................... 3,735,283
Total Municipal Bonds (Cost $211,416,166) .....................................
197,522,353
Total Long Term Investments (Cost $211,816,166) ...............................
197,922,353
a
a a a a
a
Total Investments (Cost $211,816,166) 96.8% ...................................
$197,922,353
Other Assets, less Liabilities 3.2% .............................................
6,474,840
Net Assets 100.0% ...........................................................
$204,397,193
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $9,056,033, representing 4.4% of net assets.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Arizona Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
Arizona 92.0%
Arizona Department of Transportation , State Highway Fund , Revenue , 2016 ,
Refunding , 5% , 7/01/36 ............................................. $ 8,680,000 $ 9,219,110
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 17,820,000 18,072,476
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 6,715,000 6,797,726
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,073,369
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,085,680
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,604,830
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 2.65%, 7/01/26 740,000 705,985
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/31 ... 550,000 549,694
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/41 ... 2,000,000 1,779,191
Ball Charter Schools Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/51 ... 2,340,000 1,958,109
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,422,926
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 839,221
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/34 ....................................................... 1,000,000 1,053,495
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,235,000 1,291,771
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,038,689
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 6,857,389
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 1,999,773
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 7,055,000 6,246,530
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 A, 4%,
11/01/51 ....................................................... 1,400,000 1,233,884
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/42 ....................................................... 1,650,000 1,532,076
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 5%,
11/01/47 ....................................................... 7,900,000 8,252,502
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4.25%,
11/01/52 ....................................................... 3,500,000 3,208,601
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 839,414
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 793,401
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 740,768
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 2,043,992
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 1,127,578
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 315,000 307,224
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 353,555
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 680,404
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/47 .............. 1,400,000 1,406,231
KIPP Nashville Obligated Group, Revenue, 2022 A, 5%, 7/01/62 .............. 2,400,000 2,317,546
KIPP New York, Inc. Gerard Facility, Revenue, 2021 C, 3.25%, 7/01/31 ......... 1,550,000 1,337,280
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/32 .......... 660,000 679,528
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/34 .......... 660,000 615,781
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/36 .......... 315,000 286,883
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/41 .......... 2,800,000 2,398,915
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/51 .......... 8,000,000 6,329,514
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/61 .......... 15,580,000 11,743,849

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ $ 3,000,000 $ 2,635,716
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 4%, 2/01/50 ..... 2,540,000 2,260,489
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 3%,
2/01/41 ........................................................ 885,000 706,590
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/58 ........................................................ 6,250,000 6,565,998
Arizona State University ,
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... 14,070,000 14,588,501
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,161,788
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 10,421,263
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,249,638
Revenue, 2019 A, 5%, 7/01/40 ........................................ 1,000,000 1,080,120
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 1,876,062
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,054,607
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/52 ...................
2,885,000 2,708,782
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 607,215
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 1,500,000 1,478,310
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/40 ........................................................ 650,000 655,083
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/45 ........................................................ 3,500,000 3,449,391
City of Lake Havasu City ,
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 15,646,997
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 9,506,138
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,389,387
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,440,990
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 6,183,310
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 6,700,000 7,187,992
Utility System, Revenue, 2019 A, 5%, 7/01/43 ............................ 2,500,000 2,698,380
Utility System, Revenue, 2022 C, Refunding, 5%, 7/01/36 ................... 5,000,000 5,794,528
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 2,155,000 2,203,618
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 12,935,000 13,146,941
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 20,186,481
Airport, Revenue, Junior Lien, 2019 A, 5%, 7/01/44 ........................ 8,500,000 8,892,161
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,093,322
Excise Tax, Revenue, 2022, 5%, 7/01/46 ................................ 8,300,000 9,129,770
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 2,705,075
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,601,846
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 8,967,668
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 2,500,000 2,239,977
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 4,380,369
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ 2,000,000 2,258,241
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,285,478

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ $ 5,000,000 $ 6,032,485
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 8,469,270
Wastewater, Revenue, Junior Lien, 2018 A, 5%, 7/01/37 ..................... 1,000,000 1,089,556
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... 5,000,000 5,079,588
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,281,027
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 7,500,000 8,154,704
County of Yuma , Sales Tax , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ........
3,250,000 3,262,537
Gilbert Water Resource Municipal Property Corp. , Town of Gilbert Waterworks & Sewer
System , Revenue, Senior Lien , 2022 , 4% , 7/15/39 ......................... 10,000,000 10,246,766
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 5,500,000 4,845,927
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 18,530,000 18,557,289
Glendale Municipal Property Corp. ,
City of Glendale Excise Tax, Revenue, 2012 C, Refunding, 5%, 7/01/38 ......... 18,530,000 18,557,289
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 979,277
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 1,918,347
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 2,665,000 2,539,027
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/25 1,015,000 1,039,619
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/27 425,000 440,273
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/30 700,000 723,356
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/32 250,000 256,595
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 613,153
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,750,000 2,773,859
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 9,550,000 9,443,844
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,117,022
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,233,709
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,340,778
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,356,573
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 5,616,004
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,036,577
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017 C, Pre-Refunded, 5%, 12/15/47 ..... 3,840,000 4,072,959
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
12/15/32 ....................................................... 1,765,000 1,872,076
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
6/15/37 ........................................................ 2,240,000 2,375,893
a
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-3, 5.125%,
11/15/29 ....................................................... 3,000,000 3,005,048
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/40 .... 2,390,000 2,255,308
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 3%, 4/01/51 .... 12,000,000 8,559,719
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,420,034
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,354,060
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,482,272
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,399,227
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 2,884,258

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... $ 1,000,000 $ 1,008,110
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 991,995
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/23 .................... 110,000 110,271
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... 90,000 91,563
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 97,107
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 76,978
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 82,523
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 113,656
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... 100,000 103,453
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 368,240
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 283,975
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 461,670
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,075,723
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 F, 3%, 1/01/49 ............... 5,000,000 3,668,394
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 9,396,281
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 38,842,965
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 13,640,368
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 6,695,000 6,038,945
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . 1,000,000 1,038,785
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,024,381
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/43 ................ 2,275,000 2,348,404
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/36 ....... 2,100,000 2,191,753
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 3,175,000 3,299,576
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 2,750,000 2,820,272
HonorHealth Obligated Group, Revenue, 2021 A, 3%, 9/01/51 ................ 5,600,000 3,989,221
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,032,587
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,137,256
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,340,182
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 11,795,683
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 9,999,488
b
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 4,500,000 3,975,753
b
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 2,150,000 1,899,526
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 10,000,000 7,620,420
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,166,617
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,076,165
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 535,419
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,275,081
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,126,002
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,094,566
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,045,156
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,075,282
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,416,737
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 4,635,750

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... $ 3,305,000 $ 3,503,370
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 2,867,980
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,014,499
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,562,444
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ 2,500,000 2,678,299
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,129,663
Pinal County Electric District No. 3 , Revenue , 2016 , Refunding , 5% , 7/01/35 .......
1,195,000 1,265,065
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 10,378,270
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 10,821,678
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 5,435,000 5,868,979
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 2,105,000 2,266,735
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 5,402,050
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 10,501,830
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 5,175,047
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,027,472
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,435,566
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,225,399
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,423,768
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 2,684,498
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 5,329,607
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 8,740,000 8,330,038
University of Arizona (The) ,
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 5,835,788
Revenue, 2014, 5%, 8/01/39 ......................................... 10,000,000 10,203,405
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 2,887,566
Revenue, 2016 B, Refunding, 5%, 6/01/42 ............................... 2,000,000 2,083,977
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 5,353,287
Revenue, 2019 A, 5%, 6/01/42 ........................................ 1,000,000 1,082,920
733,142,607
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 526,853
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,544,735
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,900,000 1,475,052
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,473,535
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 3,275,000 2,003,669
4,952,256

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.8%
c
City of Dallas , Housing Finance Corp. , Revenue, Senior Lien , 2022 A , 6% , 12/01/62 . $ 2,000,000 $ 1,979,041
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,906,376
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,463,747
6,349,164
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,473,368
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,495,055
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,300,000 2,545,197
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 5,000,000 5,000,000
9,040,252
U.S. Territories 3.7%
Guam 1.5%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 6,680,350
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,469,961
12,150,311
Puerto Rico 2.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,696,245
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 770,000 789,539
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 750,000 743,790
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 2,790,000 2,843,346
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 1,970,000 1,969,909
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,050,000 5,007,598
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,290,000 2,266,858
17,317,285
Total U.S. Territories .................................................................... 29,467,596
Total Municipal Bonds (Cost $828,916,364) .....................................
787,496,831
a a a a
a
Total Investments (Cost $828,916,364) 98.8% ...................................
$787,496,831
Other Assets, less Liabilities 1.2% .............................................
9,705,725
Net Assets 100.0% ...........................................................
$797,202,556
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $24,439,100, representing 3.1% of net assets.
b
The maturity date shown represents the mandatory put date.
c
A portion or all of the security purchased on a delayed delivery basis.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Colorado Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,150,000 $ 1,150,000
Total Corporate Bonds (Cost $1,150,000) .......................................
1,150,000
Municipal Bonds 98.0%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,000,000 1,655,291
Colorado 91.0%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
2,500,000 2,607,748
Adams 12 Five Star Schools , GO , 2016 B , Refunding , 5% , 12/15/36 .............
5,000,000 5,339,294
Adams State University ,
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 630,535
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,461,033
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,158,131
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,384,774
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 14,415,726
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,010,168
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 5,630,008
Revenue, 2015 A, 5%, 3/01/40 ........................................ 3,010,000 3,102,343
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,198,032
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 4,437,313
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 4,332,881
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 4,995,837
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,578,292
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,380,000 3,851,422
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,092,181
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,244,422
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 7,324,231
Cherokee Metropolitan District , Revenue , 2020 , BAM Insured , 4% , 8/01/45 ........
2,250,000 2,197,782
City & County of Denver ,
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,039,061
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 5,222,818
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 4,598,965
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,288,371
Airport System, Revenue, 2022 A, 5%, 11/15/37 ........................... 4,250,000 4,530,342
Airport System, Revenue, 2022 D, 5%, 11/15/53 ........................... 5,000,000 5,111,844
Dedicated Excise Tax, Revenue, 2016 A, Refunding, 4%, 8/01/46 .............. 3,500,000 3,380,341
Dedicated Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ..................... 5,000,000 5,192,093
Dedicated Excise Tax, Revenue, 2021 A, 4%, 8/01/34 ...................... 1,000,000 1,053,702
City of Colorado Springs ,
Utilities System, Revenue, 2013 B-1, 5%, 11/15/38 ......................... 4,000,000 4,069,465
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/40 ................. 3,000,000 3,142,979
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 2,778,275
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 6,369,026
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 5,353,722
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,267,659

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
$ 13,500,000 $ 14,561,235
City of Grand Junction ,
COP, 2021, 4%, 12/01/45 ............................................ 2,005,000 1,945,956
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/49 .......................... 3,775,000 3,574,513
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,290,206
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 425,000 385,400
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 150,000 129,108
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 296,557
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 420,376
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/41 ...... 1,460,000 1,131,852
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/51 ...... 3,635,000 2,500,070
Eagle Ridge Academy, Revenue, 2022 A, Refunding, 5%, 11/01/37 ............ 1,000,000 1,056,589
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/26 ....... 195,000 193,179
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/32 ....... 280,000 269,465
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/52 ....... 1,355,000 1,084,056
Golden View Classical Academy, Revenue, 2022, Refunding, 4%, 1/01/62 ....... 1,600,000 1,223,079
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/52 750,000 757,120
James Irwin Educational Foundation Obligated Group, Revenue, 2022, 5%, 9/01/57 1,765,000 1,757,505
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/46 .................... 345,000 288,462
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/56 .................... 1,000,000 795,728
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/61 .................... 2,210,000 1,707,670
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 5,160,520
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 725,099
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,134,344
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 402,517
Westgate Community School, Revenue, 2021 A, Refunding, 4%, 7/01/41 ........ 2,370,000 2,261,294
Windsor Charter Academy Obligated Group, Revenue, 2020, Refunding, 4%, 9/01/50 2,400,000 2,142,713
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 4%, 11/15/41 ...... 3,000,000 2,963,570
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/15/37 ...... 5,000,000 5,410,262
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,566,364
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 830,173
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 683,990
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 805,904
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 694,563
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 2,829,797
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,282,643
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,083,310
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/38 3,000,000 3,106,261
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,063,590
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 7,000,000 7,094,558
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 9,990,000 8,345,833
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 3,000,000 3,089,743
Covenant Living Communities and Services Obligated Group, Revenue, 2013 A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,157,199
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 7,240,822
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 4,988,440

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... $ 5,700,000 $ 4,664,723
Craig Hospital Obligated Group, Revenue, 2022 A, 5%, 12/01/52 .............. 3,535,000 3,657,185
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,013,517
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... 4,000,000 4,056,521
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,225,601
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 2,905,101
Intermountain Healthcare Obligated Group, Revenue, 2019 A, Refunding, 4%,
1/01/38 ........................................................ 3,660,000 3,695,837
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,050,981
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 6,275,000 5,139,443
Sanford Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/01/39 .......... 1,000,000 962,723
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 2,405,000 2,438,579
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/49 .......... 8,050,000 8,096,207
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,015,070
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,005,479
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,560,993
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 808,708
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 789,139
Colorado Mesa University ,
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,077,574
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,677,990
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... 110,000 110,000
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,598,779
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,161,295
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,255,444
Denver City & County School District No. 1 ,
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,204,873
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 13,152,333
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,717,381
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 5,269,563
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 9,305,287
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,063,559
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,482,444
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 3,451,508
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 311,236
Eagle River Water and Sanitation District , GO , 2016 , 5% , 12/01/45 ..............
1,360,000 1,428,541
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,206,971
Erie Farm Metropolitan District ,
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/41 ........................ 575,000 623,853
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/46 ........................ 700,000 753,667
GO, 2021, Refunding, AGMC Insured, 4%, 12/01/51 ........................ 1,200,000 1,114,677

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 $ 3,500,000 $ 3,505,937
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 505,961
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 825,227
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 5,416,090
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,019,568
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,510,904
Park Creek Metropolitan District ,
Revenue, 2017 A, 5%, 12/01/41 ....................................... 3,000,000 3,124,956
Revenue, 2017 A, 5%, 12/01/46 ....................................... 2,500,000 2,596,914
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 7,187,231
Revenue, Senior Lien, 2018 A, 5%, 12/01/46 ............................. 2,875,000 3,061,971
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,909,441
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
550,000 413,658
Prairiestar Metropolitan District No. 2 ,
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/36 ....................... 500,000 549,759
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/41 ....................... 500,000 542,481
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/46 ....................... 500,000 538,334
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 11,921,166
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 538,166
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 953,182
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 707,704
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 647,618
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 10,457,652
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 11,401,974
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 2,658,914
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 850,011
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,803,603
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,088,543
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 5,313,203
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,318,454
COP, 2020 A, 4%, 12/15/38 .......................................... 3,555,000 3,596,341
COP, 2020 R, 4%, 3/15/45 ........................................... 5,000,000 4,856,005
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,182,131
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 395,808
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 969,055
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,723,373
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ 1,400,000 1,337,785
Town of Monument ,
COP, 2020, AGMC Insured, 4%, 12/01/40 ............................... 1,000,000 1,001,023
COP, 2020, AGMC Insured, 4%, 12/01/45 ............................... 1,000,000 967,684
University of Colorado , Revenue , 2019 B , 5% , 6/01/44 .......................
1,930,000 2,073,736
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 407,387

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Vauxmont Metropolitan District, (continued)
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ $ 480,000 $ 513,847
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 5,369,311
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 675,170
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 532,140
507,844,651
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,104,000 3,513,763
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 800,000 526,853
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 3,215,000 2,620,225
6,660,841
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 1,856,342
Illinois 1.0%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,000,000 2,895,172
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,197,881
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 691,555
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 530,465
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 454,922
5,769,995
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 758,415
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,400,000 1,086,881
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,400,000 1,085,762
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn ., 6/01/37 2,100,000 1,348,703
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 568,985
4,090,331
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,900,000 1,393,121
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,791,816
3,184,937
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,085,640
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,400,000 1,101,619
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 2,400,000 1,851,053

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... $ 3,700,000 $ 3,700,000
6,652,672
U.S. Territories 1.4%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,507,011
Puerto Rico 1.1%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,198,782
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 993,959
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,670,000 1,701,931
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,485,000 1,469,993
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 711,608
6,076,273
Total U.S. Territories .................................................................... 7,583,284
Total Municipal Bonds (Cost $581,351,658) .....................................
547,142,399
Total Long Term Investments (Cost $582,501,658) ...............................
548,292,399
a
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Colorado 0.4%
c
City & County of Denver , COP , 2008 A-3 , Refunding , SPA JPMorgan Chase Bank
NA , Daily VRDN and Put , 1.05% , 12/01/31 ............................... 2,200,000 2,200,000
Total Municipal Bonds (Cost $2,200,000) .......................................
2,200,000
Total Short Term Investments (Cost $2,200,000 ) .................................
2,200,000
a
Total Investments (Cost $584,701,658) 98.6% ...................................
$550,492,399
Other Assets, less Liabilities 1.4% .............................................
7,746,413
Net Assets 100.0% ...........................................................
$558,238,812
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $26,288,597, representing 4.7% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Connecticut Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.4%
Connecticut 90.7%
City of Ansonia , GO , 2021 A , AGMC Insured , 3% , 2/15/37 .....................
$ 500,000 $ 438,327
City of Bridgeport ,
GO, 2021 A, 4%, 8/01/40 ............................................ 765,000 736,617
GO, 2021 A, 4%, 8/01/46 ............................................ 375,000 339,643
GO, 2021 A, 4%, 8/01/51 ............................................ 575,000 508,817
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,055,834
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/40 ......................
2,000,000 1,882,997
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,012,871
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 541,423
Connecticut Housing Finance Authority ,
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 3,895,077
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 1,493,723
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 770,421
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 960,000 812,710
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group, Revenue, D-1, Refunding, 4%, 7/01/46 .. 1,000,000 918,427
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 359,872
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 321,362
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 494,584
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 614,818
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 321,756
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 386,426
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 854,415
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 4,582,281
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,055,770
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 9,270,544
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 5,502,862
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/41 ................... 735,000 624,911
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/51 ................... 1,250,000 982,103
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 912,454
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 5,603,594
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 8,389,423
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 4,510,263
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 593,978
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,104,905
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 2,550,000 2,395,756
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 1,644,816
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,123,515
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,313,689
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/51 .......... 4,000,000 3,672,500
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 2,000,000 1,990,949
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,031,593
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,640,000 1,418,777
Revenue, 2020 D, Pre-Refunded, 3%, 11/15/35 ........................... 1,145,000 1,157,724
Revenue, 2021 B, 2.25%, 11/15/37 .................................... 2,500,000 1,943,082
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 2,500,000 2,612,451
South Central Connecticut Regional Water Authority , Revenue, Second Series , B-Thirty
Second , Refunding , 5% , 8/01/38 ...................................... 1,720,000 1,808,502
State of Connecticut ,
GO, 2020 A, 4%, 1/15/38 ............................................ 7,250,000 7,332,415
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 604,178

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
Special Tax, 2016 A, 5%, 9/01/33 ...................................... $ 1,000,000 $ 1,072,641
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,084,188
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,048,209
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,000,441
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,199,806
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,100,000 1,092,454
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,654,370
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,393,744
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 5,000,000 5,222,766
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/35 ....... 1,000,000 1,042,778
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 3,000,000 3,227,897
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 493,395
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 223,298
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 265,910
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 247,056
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,049,902
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 302,943
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 299,547
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 294,274
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 3,000,000 3,041,208
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,048,591
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,059,694
136,308,267
Florida 0.2%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 329,283
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 483,422
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 880,202
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/35 ..................................... 300,000 296,972
Revenue, 2021 QQQ, 4%, 6/15/36 ..................................... 100,000 98,095
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
230,000 166,777
561,844
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 500,000 388,172
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 500,000 387,772
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 750,000 481,680
1,257,624

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.9%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... $ 500,000 $ 366,611
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 545,291
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 459,153
1,371,055
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 387,728
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 400,000 314,749
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 1,000,000 1,000,000
1,314,749
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,480,000 1,508,298
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,010,000 1,995,200
3,503,498
Total U.S. Territories .................................................................... 3,503,498
Total Municipal Bonds (Cost $159,432,740) .....................................
146,397,672
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Connecticut 1.0%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 0.7% , 7/01/36 ............................ 1,500,000 1,500,000
Total Municipal Bonds (Cost $1,500,000) .......................................
1,500,000
Total Short Term Investments (Cost $1,500,000 ) .................................
1,500,000
a
Total Investments (Cost $160,932,740) 98.4% ...................................
$147,897,672
Other Assets, less Liabilities 1.6% .............................................
2,386,018
Net Assets 100.0% ...........................................................
$150,283,690
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $4,210,798, representing 2.8% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 1.9%
Capital Markets 1.9%
a
Franklin Municipal Green Bond ETF ..................................... 2,115,000 $ 49,512,150
Total Management Investment Companies (Cost $57,603,312) ....................
49,512,150
Principal
Amount
a a a a
Municipal Bonds 97.7%
Alabama 2.7%
b
Black Belt Energy Gas District ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... $ 7,000,000 6,704,417
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 7,000,000 7,301,840
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 6,970,000 7,314,634
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 549,721
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 540,472
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 478,207
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,198,799
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,126,207
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,205,101
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 2,965,508
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,071,192
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,171,994
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,392,395
b
Southeast Energy Authority A Cooperative District ,
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 4,585,000 4,875,531
Revenue, 2022 B-2, Mandatory Put, 4.343%, 8/01/28 ....................... 15,000,000 14,580,066
67,476,084
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 1,752,750
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,320,001
3,072,751
Arizona 4.0%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 11,310,766
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,184,346
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 644,022
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 673,050
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,063,997
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,170,124
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,307,461
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,095,074

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... $ 1,105,000 $ 1,070,801
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... 600,000 577,359
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 A, 4%,
11/01/41 ....................................................... 6,000,000 5,604,059
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/27 ............ 160,000 163,682
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/28 ............ 170,000 173,613
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/29 ............ 160,000 163,110
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/30 ............ 185,000 188,344
KIPP New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/31 ............ 195,000 198,136
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/27 .......... 55,000 56,587
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/28 .......... 60,000 61,907
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/29 .......... 60,000 62,014
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/30 .......... 65,000 67,288
KIPP New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/31 .......... 70,000 72,429
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 537,086
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 802,269
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 636,535
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,051,502
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 995,044
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,686,858
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 10,828,717
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 7,500,000 7,904,786
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 6,225,000 6,538,512
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 3,340,000 3,592,124
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 6,834,187
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/39 .................................................. 6,365,000 6,755,402
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 592,928
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 477,107
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 587,076
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 3,005,048
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 907,649
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,065,906
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,063,230
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 846,672
Pima County Regional Transportation Authority ,
Excise Tax, Revenue, 2014, 5%, 6/01/24 ................................ 3,385,000 3,426,255
Excise Tax, Revenue, 2014, 5%, 6/01/26 ................................ 7,180,000 7,264,790
Scottsdale Municipal Property Corp. ,
City of Scottsdale Excise Tax, Revenue, 2015, Refunding, 5%, 7/01/26 .......... 2,580,000 2,728,027
City of Scottsdale Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 7/01/28 ....... 3,325,000 3,522,601
101,558,480
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 4,795,403

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ $ 3,625,000 $ 3,728,639
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,272,996
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,013,364
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,010,645
11,821,047
California 5.0%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 7,369,022
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,215,708
b
California Community Choice Financing Authority , Revenue , 2021 A , Mandatory Put ,
4% , 12/01/27 ..................................................... 2,000,000 2,010,309
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 6,900,000 5,519,129
b
California Infrastructure & Economic Development Bank , California Academy of
Sciences , Revenue , 2018 B , Refunding , Mandatory Put , 2.25% , ( SIFMA Municipal
Swap Index + 0.35% ), 8/01/24 ........................................ 2,000,000 1,970,628
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,393,038
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 687,771
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,318,102
Southern California Edison Co., Revenue, 2010 A, Refunding, 1.75%, 9/01/29 .... 7,000,000 5,854,430
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 11,149,839
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 11,526,334
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,500,000 4,185,743
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,690,000 3,564,878
Golden State Tobacco Securitization Corp. ,
Revenue, 2021 B-1, Refunding, 1.85%, 6/01/31 ........................... 725,000 713,583
Revenue, 2021 B-1, Refunding, 3.85%, 6/01/50 ........................... 5,000,000 4,516,236
Los Angeles Department of Water & Power ,
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 8,986,481
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 5,086,394
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,357,821
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 4,465,321
Los Angeles Unified School District , GO , 2018 B-1 , 5% , 7/01/32 ................
8,000,000 8,868,471
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,277,973
State of California ,
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 15,127,362
GO, Refunding, 5%, 8/01/30 ......................................... 10,000,000 10,616,661
125,781,234
Colorado 4.3%
City & County of Denver ,
Airport System, Revenue, 2022 D, 5.75%, 11/15/41 ........................ 5,325,000 5,934,410
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,111,802
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,340,641

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... $ 650,000 $ 704,255
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 764,340
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 812,629
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,077,535
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,179,671
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,116,892
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 8,854,932
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,099,599
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,141,154
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,124,069
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,175,339
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 4,714,389
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/38 2,000,000 2,070,841
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 5,500,000 5,674,872
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5%, 11/01/40 ......... 3,000,000 3,099,328
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,004,092
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
31,965,000 35,249,084
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 14,159,072
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 974,724
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,400,000 1,334,455
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 434,057
108,152,182
Connecticut 2.2%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 2,772,760
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 2,717,243
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,500,000 2,398,832
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 5,208,560
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 235,485
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 4,426,889
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 770,901
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 682,767
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 787,342
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/26 ... 200,000 209,519
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/27 ... 250,000 264,342
State of Connecticut ,
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,558,143
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,322,355
GO, 2021 B, 3%, 6/01/37 ............................................ 8,620,000 7,579,485
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 3,582,774
Special Tax, A, Refunding, 5%, 1/01/28 ................................. 10,000,000 10,020,646
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,278,640
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,346,402
55,163,085

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 7.1%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... $ 5,000,000 $ 5,389,221
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 1,720,573
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 3,667,523
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,469,240
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,018,744
c
Capital Trust Agency, Inc. ,
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 5,345,000 4,571,472
Revenue, 144A, 2021 A-2, 5.1%, 12/01/31 ............................... 1,850,000 1,570,039
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 855,000 737,690
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 216,177
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,932,095
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,633,230
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,569,037
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/40 ........................................................ 2,500,000 2,134,123
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 B-1, 2%, 1/01/29 4,300,000 3,630,686
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,567,373
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,703,699
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,060,154
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 687,207
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 488,569
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,034,359
County of Miami-Dade , Transit System , Revenue , 2019 , Refunding , 4% , 7/01/35 ....
13,890,000 14,284,863
Escambia County Health Facilities Authority , Baptist Hospital, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5% , 8/15/34 ............................... 1,000,000 1,040,866
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/33 ....................................... 10,500,000 11,255,685
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 4,908,762
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 177,893
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 282,015
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 227,351
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 232,416
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 233,665
JEA Water & Sewer System ,
Revenue, 2014 A, 5%, 10/01/26 ....................................... 1,455,000 1,499,149
Revenue, 2014 A, 5%, 10/01/27 ....................................... 5,130,000 5,282,255
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,239,805
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. 17,435,000 19,066,611
Lee Memorial Health System ,
Lee Memorial Health System Obligated Group, Revenue, A-1, Refunding, 4%,
4/01/37 ........................................................ 5,000,000 4,939,229

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lee Memorial Health System, (continued)
Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 4/01/49 ................ $ 12,000,000 $ 10,702,529
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn., 5/01/57 6,965,000 5,780,950
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,151,173
Middleton Community Development District A , Special Assessment , 2022 , 5.45% ,
5/01/32 ......................................................... 1,000,000 1,015,389
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,054,186
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,022,973
Orlando Utilities Commission ,
Revenue, 2012 A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,506,060
Revenue, 2012 A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,128,454
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 1,916,367
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,217,370
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/31 ...................................................... 500,000 426,451
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 12,083,777
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 7,855,000 8,161,237
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,176,943
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,995,676
179,811,311
Georgia 2.8%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,159,270
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,213,922
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 5,445,469
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 7,378,819
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,264,242
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 916,068
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 573,297
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 455,650
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 870,512
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,403,068
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 254,463
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 253,672
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 278,453
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 276,752
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 275,603
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 3,962,019
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 4,585,775
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,023,827
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,084,553
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 1,847,778
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,216,520
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,109,708

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ $ 1,000,000 $ 1,053,954
Main Street Natural Gas, Inc. ,
Revenue, 2021 C, 4%, 12/01/25 ....................................... 1,000,000 996,274
b
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 5,000,000 4,889,001
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,086,377
Revenue, 2019 A, 5%, 1/01/31 ........................................ 600,000 651,422
Revenue, 2019 A, 5%, 1/01/32 ........................................ 500,000 541,684
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,073,281
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 536,936
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 512,625
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 743,485
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 792,953
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,099,937
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 732,395
70,559,764
Hawaii 1.2%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 21,695,000 22,517,052
GO, EO, Pre-Refunded, 5%, 8/01/28 ................................... 3,305,000 3,429,683
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 4,339,822
30,286,557
Illinois 7.0%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 4,000,000 3,999,731
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/35 ..................... 1,560,000 1,559,895
Revenue, Senior Lien, 2022 A, 5%, 1/01/55 .............................. 5,000,000 5,023,170
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,625,391
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,242,698
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,088,893
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,539,689
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,878,418
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 5,885,142
City of Chicago ,
GO, 1999, NATL Insured, Zero Cpn., 1/01/31 ............................. 4,000,000 2,855,452
GO, 2003 B, Refunding, 5%, 1/01/26 ................................... 1,795,000 1,819,927
GO, 2020 A, Refunding, 5%, 1/01/29 ................................... 2,500,000 2,555,800
GO, 2021 A, Refunding, 5%, 1/01/33 ................................... 9,500,000 9,559,667
GO, 2021 B, Refunding, 4%, 1/01/35 ................................... 4,295,000 3,919,093
GO, 2021 B, Refunding, 4%, 1/01/38 ................................... 5,150,000 4,548,665
City of Galesburg ,
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/36 ................... 1,125,000 1,089,898
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/41 ................... 1,475,000 1,365,542
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 4% , 11/15/40 ...........
5,250,000 5,206,074
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/40 12,645,000 12,238,179
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/28 ......... 1,065,000 984,904
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/29 ......... 1,100,000 1,000,181
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/30 ......... 1,310,000 1,171,113
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/31 ......... 1,095,000 960,050
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... 1,675,000 1,880,256

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/25 ..
$ 1,000,000 $ 986,012
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. 400,000 375,202
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 1,930,642
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
3,500,000 3,724,927
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 18,097,220
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 5,744,273
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,033,746
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,333,182
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 732,939
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,180,872
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,500,000 1,569,071
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,120,000 1,169,132
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,189,061
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 945,071
GO, 2020, 5.5%, 5/01/30 ............................................ 6,550,000 7,152,073
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 7,570,322
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,007,279
GO, 2021 B, 4%, 12/01/39 ........................................... 2,500,000 2,267,979
GO, 2022 A, 5%, 3/01/29 ............................................ 6,385,000 6,724,935
GO, 2022 B, 5%, 10/01/30 ........................................... 10,000,000 10,634,242
GO, 2022 C, 5.5%, 10/01/40 ......................................... 3,700,000 3,938,364
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/26 ............. 2,500,000 2,610,287
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/27 ............. 6,000,000 6,331,472
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/28 ............. 5,000,000 5,317,044
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 5,444,203
179,007,378
Indiana 1.4%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,476,290
Indiana Finance Authority ,
d
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/26 .. 1,065,000 1,013,189
d
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/27 .. 1,150,000 1,072,606
d
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/28 .. 1,235,000 1,127,247
d
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/29 .. 1,330,000 1,190,487
d
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/30 .. 1,425,000 1,250,990
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 3,000,000 2,547,436
State Revolving Fund, Revenue, 2018 A, 5%, 2/01/35 ...................... 9,795,000 10,692,737
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... 15,000,000 15,143,988
35,514,970
Iowa 0.9%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . 1,800,000 1,935,114
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,054,774
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,160,552
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,260,093
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,312,263
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 2,573,571
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 2,693,092
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 8,500,000 7,171,194

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Tobacco Settlement Authority, (continued)
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... $ 1,415,000 $ 1,407,212
23,567,865
Kansas 0.3%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,316,067
Kentucky 1.2%
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 4%, 10/01/29 .............................. 1,355,000 1,416,691
Revenue, 2021 A, Refunding, 4%, 10/01/30 .............................. 1,410,000 1,480,869
Revenue, 2021 A, Refunding, 4%, 10/01/31 .............................. 1,470,000 1,551,268
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,052,678
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 1,500,000 1,608,465
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,629,582
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,734,712
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,080,814
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,182,573
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 2,753,025
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,262,773
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 5,959,531
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 5,938,707
31,651,688
Louisiana 3.4%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,340,014
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,036,210
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,323,140
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,062,126
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,543,155
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 3,692,697
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 4,928,215
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 9,900,000 7,202,374
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 1,667,287
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 3.75%, 10/01/38 4,592,712 3,554,173
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B, 5.25%, 10/01/32 5,350,000 4,570,018
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,297,331
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 10,693
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,037,333
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 5,347
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,542,435
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 16,040
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,063,481

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 $ 2,000,000 $ 2,121,449
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,385,521
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 1,848,208
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 1,850,405
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,106,066
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 5,066,200
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,122,921
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,298,026
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,308,884
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,035,379
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,543,542
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,097,023
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,027,701
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 2,820,637
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,383,891
85,907,922
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ 1,000,000 1,075,864
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 992,943
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,127,209
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 2,604,818
5,800,834
Maryland 3.3%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,080,802
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,170,364
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,245,867
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,471,790
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 6,981,203
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 6,350,898
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 2,914,799
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,094,242
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,426,658
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 1,924,864
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,055,486
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,286,160
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 7,910,680
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,606,996
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 400,484
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 279,473
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 9,001,894
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 7,821,557
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/28 ............... 1,000,000 1,072,473
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/29 ............... 1,340,000 1,448,590
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/30 ............... 2,810,000 3,058,081
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/31 ............... 1,480,000 1,621,932

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/32 ............... $ 1,550,000 $ 1,691,364
82,916,657
Massachusetts 3.5%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 7,942,160
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 6,351,475
Massachusetts Clean Energy Cooperative Corp. , Revenue , 2021 , Refunding , 2.235% ,
7/01/30 ......................................................... 6,420,000 5,312,480
Massachusetts Clean Water Trust (The) ,
Revenue, 17 A, 5%, 2/01/24 .......................................... 9,380,000 9,417,412
Revenue, 17 A, 5%, 2/01/25 .......................................... 9,750,000 9,788,424
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 167,467
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 522,096
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 490,125
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 567,550
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 483,221
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 4,561,097
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 4,772,710
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/34 ............................. 7,000,000 7,725,995
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 15,203,963
University of Massachusetts Building Authority ,
Revenue, 2017-3, Refunding, 5%, 11/01/31 .............................. 10,035,000 10,968,313
Revenue, 2017-3, Refunding, 5%, 11/01/32 .............................. 5,000,000 5,441,312
89,715,800
Michigan 1.5%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,046,154
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 1,987,533
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,147,818
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,467,611
Michigan Finance Authority ,
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 943,449
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 8,639,027
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,100,000 5,207,212
Michigan Finance Authority, Revenue, 2008 C, 5%, 12/01/32 ................. 1,115,000 1,203,540
Michigan Finance Authority, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 ...... 135,000 149,013
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 2,935,032
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 2,869,444
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,546,505
38,142,338
Mississippi 0.3%
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 8,143,623 5,671,502

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Home Corp., (continued)
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
3.65%, 6/01/33 .................................................. $ 101,412 $ 83,024
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 400,000 285,773
c
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 144A,
2021 E-8, 5.5%, 6/01/36 ........................................... 2,540,000 2,106,995
8,147,294
Missouri 1.5%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 13,645,077
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/27 ................ 3,250,000 3,372,708
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/28 ................ 4,500,000 4,649,683
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/29 ................ 4,045,000 4,177,900
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 2,788,833
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,196,256
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,563,034
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,125,676
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 1,931,499
37,450,666
Nebraska 0.2%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,128,898
New Jersey 2.7%
Hudson County Improvement Authority ,
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/23 . 5,375,000 5,490,707
County of Hudson, Revenue, 2010, Refunding, AGMC Insured, 5.375%, 10/01/24 . 2,050,000 2,149,412
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/39 ................... 16,000,000 16,839,626
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,039,481
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,225,473
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,158,605
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/33 . 680,000 726,557
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/34 . 545,000 578,896
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/35 . 565,000 596,821
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 952,072
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... 1,080,000 1,139,681
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 3,630,000 3,420,385
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 2,000,000 1,936,791
New Jersey Transportation Trust Fund Authority ,
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 6,200,000 6,081,875
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 7,017,715
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,780,728
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 5%, 7/15/26 .......................... 275,000 293,795
GO, 2021, Refunding, BAM Insured, 5%, 7/15/27 .......................... 330,000 356,650
GO, 2021, Refunding, BAM Insured, 5%, 7/15/28 .......................... 325,000 354,647
GO, 2021, Refunding, BAM Insured, 5%, 7/15/29 .......................... 320,000 352,968
GO, 2021, Refunding, BAM Insured, 5%, 7/15/31 .......................... 400,000 450,027
GO, 2021, Refunding, BAM Insured, 5%, 7/15/32 .......................... 430,000 482,032

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
State of New Jersey , GO , 2020 A , 4% , 6/01/32 .............................
$ 7,000,000 $ 7,410,693
69,835,637
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 10,903,186
New York 9.5%
City of New York ,
GO, 2013 D, 5%, 8/01/27 ............................................ 10,000,000 10,036,242
GO, 2013 I, 5%, 8/01/24 ............................................. 10,200,000 10,364,157
GO, 2014 G, 5%, 8/01/23 ............................................ 6,860,000 6,972,687
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,093,721
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 7,845,009
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,219,715
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 3,835,803
GO, 2021 C, 4%, 8/01/37 ............................................ 5,000,000 5,025,433
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,790,788
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 10,716,015
County of Nassau ,
GO, 2021 A, AGMC Insured, 4%, 4/01/48 ................................ 7,140,000 6,956,072
GO, 2021 A, AGMC Insured, 4%, 4/01/49 ................................ 7,960,000 7,692,858
Metropolitan Transportation Authority ,
Revenue, 2012 F, Refunding, 5%, 11/15/25 .............................. 25,000,000 25,025,920
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 7,410,311
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 21,791,839
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,326,032
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,248,479
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 1,930,791
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,284,035
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 5,545,000 5,225,439
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,073,284
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,088,005
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 10,000,000 7,466,415
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,193,740
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 8,957,937
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,118,888
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,407,266
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 1,972,957
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 155,000 155,300
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 10,343,118
State of New York Personal Income Tax, Revenue, 2014 E, Refunding, 5%, 2/15/30 5,000,000 5,228,418
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 7,531,456
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 11,146,285
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 5,608
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 11,129,276
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 459,985
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 406,408
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 202,497
Port Authority of New York & New Jersey ,
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,111,174
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,155,092

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue, 234, Refunding, 5.25%, 8/01/42 ............................... $ 2,500,000 $ 2,692,347
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,403,169
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,190,962
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... 4,175,000 4,465,709
240,696,642
North Carolina 0.7%
County of Buncombe , Revenue , A , Pre-Refunded , 5% , 6/01/28 .................
5,000,000 5,178,246
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 130,142
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 316,119
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 479,446
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 537,208
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 378,901
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 560,000 513,334
State of North Carolina , Revenue , 2014 C , Refunding , 5% , 5/01/26 ..............
10,000,000 10,327,143
17,860,539
North Dakota 0.2%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/29 .. 1,600,000 1,721,925
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/30 .. 1,600,000 1,735,777
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/31 .. 1,300,000 1,417,331
4,875,033
Ohio 1.5%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 2%, 6/01/27 .................. 1,475,000 1,279,246
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 11,765,000 10,250,790
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 6,845,000 6,986,429
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 6,305,546
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 10,959,941
State of Ohio ,
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,049,192
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 847,051
37,678,195
Oregon 2.9%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,041,120
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,058,810
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,551,143
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,290,768
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 2,670,500
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 4,460,484
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 4,655,348
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,192,540
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 862,678
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,396,567

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... $ 425,000 $ 443,192
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 158,385
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 346,862
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 644,070
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 288,511
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 2,000,000 1,685,588
Port of Portland , Airport , Revenue , Twenty-Seven A , 5% , 7/01/34 ................
9,110,000 9,750,271
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 10,145,932
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,054,111
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 9,614,112
Washington & Multnomah Counties School District No. 48J Beaverton , GO , B , Pre-
Refunded , 5% , 6/15/28 ............................................. 5,000,000 5,182,737
73,493,729
Pennsylvania 4.0%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,371,269
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/28 ................................. 600,000 628,668
Revenue, 2022, Refunding, 5%, 5/01/29 ................................. 600,000 629,341
Revenue, 2022, Refunding, 5%, 5/01/30 ................................. 700,000 733,714
Revenue, 2022, Refunding, 5%, 5/01/31 ................................. 675,000 707,070
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 6,265,552
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,103,921
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,648,584
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,181,156
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/39 ....................... 1,860,000 2,039,275
Water & Wastewater, Revenue, 2022 C, 5%, 6/01/40 ....................... 3,260,000 3,561,221
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 13,641,153
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 12/15/25 ......................... 5,345,000 5,489,528
Revenue, 2013 A, Pre-Refunded, 5.25%, 12/15/26 ......................... 5,835,000 5,992,778
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,280,080
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 1,890,102
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,556,856
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,157,458
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 3,542,262
b
Waste Management Obligated Group, Revenue, 2009, Mandatory Put, 0.95%,
12/01/26 ....................................................... 3,000,000 2,612,325
b
Waste Management, Inc., Revenue, 2017 A, Mandatory Put, 0.58%, 8/01/24 ..... 5,500,000 5,168,908
b
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 6,750,000 5,929,733
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 7,526,104
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 5,969,826

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
$ 4,000,000 $ 4,379,362
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 100,000 103,288
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 302,446
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,143,263
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,312,739
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 1,997,008
102,864,990
Rhode Island 0.3%
State of Rhode Island ,
GO, 2019 C, 5%, 1/15/32 ............................................ 4,500,000 5,010,051
GO, 2019 C, 4%, 1/15/34 ............................................ 1,520,000 1,575,930
GO, 2019 C, 4%, 1/15/35 ............................................ 600,000 612,543
7,198,524
South Carolina 2.6%
County of Richland ,
International Paper Co., Revenue, 2014 A, Refunding, 3.875%, 4/01/23 ......... 10,000,000 10,001,607
c
Village at Sandhill Improvement District, Special Assessment, 144A, 2021,
Refunding, 3.625%, 11/01/31 ....................................... 1,000,000 830,486
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,600,000 5,123,865
c
Revenue, 144A, 2021 A-2, 5.3%, 12/01/29 ............................... 1,805,000 1,556,683
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 7,400,000 5,739,029
c
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 11,000,000 7,064,637
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/33 ...... 6,000,000 6,341,909
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 2,571,076
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. 20,280,000 20,882,111
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 1,000,000 1,050,663
Revenue, 2021 A, Refunding, 5%, 12/01/26 .............................. 750,000 797,844
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,153,690
65,113,600
South Dakota 0.1%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/51 ...................................................... 1,500,000 1,191,864
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 877,752
2,069,616
Tennessee 2.2%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,597,646
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,052,678
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,309,552
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 942,268
b,e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 11,645,000 12,170,053
b
Tennessee Energy Acquisition Corp. ,
Revenue, 2018, Mandatory Put, 4%, 11/01/25 ............................ 25,935,000 25,821,200
Revenue, 2021 A, Mandatory Put, 5%, 11/01/31 ........................... 4,000,000 4,125,953

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
$ 8,180,000 $ 8,679,698
55,699,048
Texas 6.0%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 924,091
Central Texas Regional Mobility Authority , Revenue, Senior Lien , 2021 B , 5% , 1/01/46
3,500,000 3,649,136
City of Austin ,
Water & Wastewater System, Revenue, 2012, 5%, 11/15/27 .................. 2,405,000 2,409,807
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,056,231
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,654,516
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 2,749,342
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,097,847
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,023,000
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,016,358
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,175,295
Combined Utility System, Revenue, First Lien, 2016 B, Refunding, 5%, 11/15/36 .. 7,800,000 8,297,068
City of San Antonio ,
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 11,121,598
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 4,833,382
Electric & Gas Systems, Revenue, Junior Lien, 2021 A, Refunding, 5%, 2/01/46 ... 7,500,000 7,922,362
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 9,535,108
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 2.5%, 10/01/31 .... 500,000 416,762
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/30 .... 100,000 112,526
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/31 .... 60,000 67,861
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,102,300
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,142,665
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 842,768
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 789,300
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 472,857
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 628,851
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 678,471
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 617,671
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 656,918
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 2,739,922
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 2,732,240
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/28 ............................................. 155,000 133,090
GO, 2021, 2%, 9/01/29 ............................................. 155,000 130,294
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 200,000 169,776
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/35 225,000 212,309
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/36 250,000 233,694
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,975,000 2,946,303
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,168,354
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/28 ..... 2,200,000 2,419,849

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Lower Colorado River Authority, (continued)
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... $ 2,000,000 $ 2,231,265
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,135,192
Northwest Independent School District , GO , 2015 A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 4,815,000 5,056,158
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 9,682,747
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/37 ...... 635,000 573,409
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/39 ...... 2,435,000 2,154,674
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/40 ...... 2,000,000 1,746,596
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,533,699
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,249,260
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,044,020
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,021,630
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/27 ................................ 1,000,000 1,033,091
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 10,000,000 10,455,187
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 13,860,674
c
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.875% , 9/01/31 .............................................. 281,000 228,872
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/29 ..................................... 290,000 251,189
GO, Sub. Lien, 2021, 2.25%, 8/15/31 ................................... 300,000 252,907
GO, Sub. Lien, 2021, 3%, 8/15/33 ..................................... 315,000 276,347
GO, Sub. Lien, 2021, 3%, 8/15/35 ..................................... 335,000 281,672
GO, Sub. Lien, 2021, 3%, 8/15/37 ..................................... 355,000 286,605
153,235,116
Utah 0.6%
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 .............
3,000,000 2,902,638
City of Salt Lake City , Public Utilities , Revenue , 2022 , 4.375% , 2/01/52 ...........
13,000,000 13,096,568
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 361,726
16,360,932
Virginia 1.9%
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 10,662,605
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 8,452,513
Virginia Public Building Authority ,
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,121,353
Revenue, B, Refunding, 4%, 8/01/29 ................................... 12,060,000 12,612,884
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 4,630,475
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/32 ........................................................ 2,500,000 2,479,427
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/32 ........................................................ 2,000,000 1,979,765
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/35 .................................................... 3,000,000 3,192,309
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/36 .................................................... 3,000,000 2,852,462
47,983,793

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 4.6%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. $ 5,230,000 $ 5,408,611
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,093,899
Drainage & Wastewater, Revenue, 2014, Pre-Refunded, 5%, 5/01/27 ........... 3,150,000 3,256,241
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 5,428,473
County of King ,
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,244,265
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,243,887
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 1,968,889
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,160,103
Sewer, Revenue, 2014 B, Pre-Refunded, 5%, 7/01/29 ...................... 2,600,000 2,697,549
Energy Northwest ,
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/35 ...... 7,000,000 7,739,245
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,550,596
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,296,701
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 8,985,442
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,141,749
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 6,869,623
State of Washington ,
GO, 2017 D, 5%, 2/01/31 ............................................ 5,480,000 5,967,349
GO, 2017 D, 5%, 2/01/32 ............................................ 10,000,000 10,852,372
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,435,269
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 2,992,956
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 3,940,859
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,593,052
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,476,532
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,289,531
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,309,552
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 5,339,003
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,049,655
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,045,478
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,040,946
c
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/35 ....................................................... 440,000 381,170
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,060,761
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,039,209
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,354,013
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,674,253
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,472,173
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,848,940 6,143,779
c
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 B, 5.3%, 1/01/30 . 1,300,000 1,137,979
117,681,164
Wisconsin 2.2%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,516,667
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,195,173

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... $ 600,000 $ 534,997
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 919,416
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/29 .......... 285,000 274,184
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/30 .......... 200,000 190,939
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/31 .......... 200,000 189,154
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.375%, 7/01/47 .... 7,000,000 7,339,764
c
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 13,400,000 13,400,000
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 5,600,000 4,502,710
c
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 B, 5.75%,
12/01/27 ....................................................... 1,920,000 1,826,976
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,097,822
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/27 ........................................... 195,000 191,463
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/28 ........................................... 250,000 243,389
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/29 ........................................... 320,000 309,750
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/30 ........................................... 265,000 252,950
b,c
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 7,736,248
Wisconsin Department of Transportation , Revenue , 2017-2 , Refunding , 5% , 7/01/31 .
5,000,000 5,486,078
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 604,906
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,000,592
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 595,836
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 590,216
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/28 .................................................... 375,000 355,441
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/29 .................................................... 390,000 364,695
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/30 .................................................... 405,000 374,011
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/37 .................................................... 1,460,000 1,220,605
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,425,591
56,739,573
U.S. Territories 0.7%
District of Columbia 0.6%
District of Columbia , Income Tax , Revenue , 2019 A , 5% , 3/01/33 ................
3,000,000 3,410,526
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/31 ........................................ 5,000,000 5,454,554
Revenue, 2017 B, 5%, 7/01/32 ........................................ 5,750,000 6,238,981
15,104,061

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

s
See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority , Revenue , CC , Refunding , AGMC
Insured , 5.5% , 7/01/29 .............................................. $ 1,000,000 $ 1,025,376
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 478,355
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/30 .. 550,000 600,013
2,103,744
Total U.S. Territories .................................................................... 17,207,805
Total Municipal Bonds (Cost $2,611,998,083) ...................................
2,482,447,994
Total Long Term Investments (Cost $2,669,601,395) .............................
2,531,960,144
a
a a a a
a
Total Investments (Cost $2,669,601,395) 99.6% ..................................
$2,531,960,144
Other Assets, less Liabilities 0.4% .............................................
8,978,687
Net Assets 100.0% ...........................................................
$2,540,938,831
a
See Note 4 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $121,204,249, representing 4.8% of net assets.
d
Security purchased on a when-issued basis.
e
A portion or all of the security purchased on a delayed delivery basis.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Federal Limited-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 3.3%
Capital Markets 3.3%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 36,285,500
Total Management Investment Companies (Cost $39,888,825) ....................
36,285,500
Principal
Amount
a a a a
Senior Floating Rate Interests 3.7%
Equity Real Estate Investment Trusts (REITs) 1.0%
b,c
Centennial Gardens LP , Delayed Draw Term Loan , 4.58% , ( 1-month USD LIBOR +
1.55% ), 1/08/24 ................................................... $ 10,901,352 10,901,352
Real Estate Management & Development 2.7%
c
Baytown Leased Housing Associates II LP , Project Term Loan , 4.763% , ( 1-month
SOFR ), 8/01/40 ................................................... 25,110,000 25,576,102
b,c
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 4.58% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 3,965,574 3,965,574
29,541,676
a a a a a
Total Senior Floating Rate Interests (Cost $39,976,925) ..........................
40,443,028
Municipal Bonds 88.9%
Alabama 6.4%
Black Belt Energy Gas District ,
d
Revenue, 2019 A-1, Mandatory Put, 4%, 12/01/25 ......................... 11,675,000 11,632,485
Revenue, 2021 A, Refunding, 4%, 12/01/22 .............................. 490,000 490,000
Revenue, 2021 A, Refunding, 4%, 6/01/23 ............................... 400,000 400,793
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 401,513
d
Revenue, 2021 C-1, Mandatory Put, 4%, 12/01/26 ......................... 10,000,000 9,903,360
d
Revenue, 2022 E, Mandatory Put, 5%, 6/01/28 ............................ 4,000,000 4,172,480
d
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 3,788,317
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 7,516,021
d
Southeast Alabama Gas Supply District (The) , Revenue , 2018 A , Mandatory Put , 4% ,
6/01/24 ......................................................... 10,895,000 10,877,698
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 450,487
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 724,820
d
Revenue, 2022 B-1, Mandatory Put, 5%, 8/01/28 .......................... 14,560,000 14,951,187
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/22 ........... 1,445,000 1,445,000
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/24 ........... 1,500,000 1,540,456
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/26 ........... 1,030,000 1,080,346
69,374,963
Alaska 1.0%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 10,573,129
Arizona 1.8%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,014,807
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,008,979
KIPP New York, Inc. Gerard Facility, Revenue, 2021 C, 1.8%, 7/01/24 .......... 450,000 421,208

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
d
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 2.7% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... $ 17,000,000 $ 16,952,240
19,397,234
California 3.5%
California Community Choice Financing Authority ,
Revenue, 2021 B-1, 4%, 8/01/25 ...................................... 535,000 539,622
Revenue, 2021 B-1, 4%, 2/01/26 ...................................... 850,000 857,298
Revenue, 2021 B-1, 4%, 8/01/26 ...................................... 325,000 327,813
Revenue, 2021 B-1, 4%, 8/01/27 ...................................... 400,000 403,387
Revenue, 2021 B-1, 4%, 2/01/28 ...................................... 375,000 378,040
Revenue, 2021 B-1, 4%, 8/01/28 ...................................... 470,000 472,994
e
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,090,000 2,471,610
California County Tobacco Securitization Agency , Revenue, Senior Lien , 2020 A ,
Refunding , 4% , 6/01/23 ............................................. 400,000 401,959
d
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 13,044,468
d,e
California Municipal Finance Authority , Farmdale NOHO LP , Revenue , 144A, 2022 A ,
Mandatory Put , 4.5% , 6/30/23 ........................................ 13,060,000 13,074,338
California Statewide Communities Development Authority ,
d
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 2,968,500
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,503,210
38,443,239
Colorado 2.3%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 968,468
Denver City & County School District No. 1 , GO , 2012 B , Refunding , 4% , 12/01/27 ..
7,480,000 7,480,000
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
13,710,000 15,118,565
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 408,230
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 304,773
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 333,113
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 412,005
25,025,154
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/23 ... 175,000 176,659
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/24 ... 175,000 179,102
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/25 ... 170,000 176,222
531,983
Delaware 0.4%
d
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,523,081

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 1.9%
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/24 ......................................................... $ 215,000 $ 209,096
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 2,000,000 1,752,987
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 4,996,851
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,059,732
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,746,082
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ 1,805,000 1,870,403
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 1,901,612
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,086,599
d,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 3,375,000 3,259,763
Middleton Community Development District A , Special Assessment , 2022 , 5.2% ,
5/01/27 ......................................................... 500,000 502,729
River Hall Community Development District ,
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/23 ..................... 175,000 173,823
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/24 ..................... 230,000 224,324
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/25 ..................... 180,000 172,469
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/26 ..................... 220,000 207,189
20,163,659
Georgia 4.9%
d
Atlanta Urban Residential Finance Authority ,
Hollywood Shawnee Housing Partners LP, Revenue, 2021 A, Mandatory Put, 0.24%,
1/01/23 ........................................................ 1,250,000 1,246,871
e
Hollywood Shawnee Housing Partners LP, Revenue, 144A, 2021 B, Mandatory Put,
1.35%, 1/01/23 .................................................. 2,600,000 2,596,513
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,591,431
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,582,988
d
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,000,000 1,755,413
d,e
Housing Authority of Clayton County Facilities Holding Co. LLC (The) , Riverwood
Housing Partners LP , Revenue , 144A, 2021 B , Mandatory Put , 1.4% , 4/01/23 ..... 2,000,000 1,987,909
Main Street Natural Gas, Inc. ,
d
Revenue, 2018 A, Mandatory Put, 4%, 9/01/23 ............................ 10,025,000 10,062,987
d
Revenue, 2021 A, Mandatory Put, 4%, 9/01/27 ............................ 3,250,000 3,257,442
Revenue, 2021 C, 4%, 12/01/22 ....................................... 500,000 500,000
Revenue, 2021 C, 4%, 12/01/23 ....................................... 725,000 725,230
Revenue, 2021 C, 4%, 12/01/24 ....................................... 735,000 734,182
d,e
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 15,000,000 14,274,240
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018 A , Refunding , 3% , 7/01/23
11,000,000 11,021,694
Private Colleges & Universities Authority ,
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/23 ................. 300,000 305,144
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/24 ................. 400,000 414,335
Mercer University, Revenue, 2021, Refunding, 5%, 10/01/25 ................. 425,000 446,949
53,503,328
Hawaii 1.6%
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 3,440,000 3,580,786
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 3,440,000 3,652,234
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 2,865,000 3,097,860
Revenue, 2020 D, Refunding, 5%, 10/01/24 .............................. 600,000 624,556

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii (continued)
University of Hawaii, (continued)
Revenue, 2020 D, Refunding, 5%, 10/01/25 .............................. $ 1,725,000 $ 1,831,425
Revenue, 2020 D, Refunding, 5%, 10/01/26 .............................. 4,360,000 4,714,369
17,501,230
Illinois 8.4%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
1,000,000 1,019,434
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 360,788
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 523,406
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 582,936
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,466,890
City of Chicago ,
GO, 2008 C, Refunding, Zero Cpn., 1/01/23 .............................. 2,500,000 2,492,867
GO, 2015 C, Refunding, 5%, 1/01/25 ................................... 1,900,000 1,926,435
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 3,100,000 3,167,949
City of Moline ,
GO, 2021 C, AGMC Insured, 0.542%, 12/01/22 ........................... 500,000 500,000
GO, 2021 C, AGMC Insured, 0.702%, 12/01/23 ........................... 1,175,000 1,129,114
GO, 2021 C, AGMC Insured, 1.151%, 12/01/24 ........................... 580,000 540,356
GO, 2021 C, AGMC Insured, 1.439%, 12/01/25 ........................... 925,000 838,640
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...........
845,000 936,292
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/27 ......... 2,810,000 2,643,337
d
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
3.867%, 9/01/25 ................................................. 3,695,000 3,677,977
d
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,282,279
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 ..
2,500,000 2,480,049
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
2,000,000 2,128,530
State of Illinois ,
GO, 2010-4, AGMC Insured, 6.875%, 7/01/25 ............................ 750,000 772,507
GO, 2016, Refunding, 5%, 2/01/25 ..................................... 10,000,000 10,283,678
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 777,727
GO, 2017 C, 5%, 11/01/29 ........................................... 2,000,000 2,085,123
GO, 2017 D, 5%, 11/01/27 ........................................... 5,025,000 5,249,000
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 6,317,497
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 393,624
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 653,780
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 396,354
GO, 2020, 5.5%, 5/01/30 ............................................ 1,710,000 1,867,183
GO, 2021 A, 5%, 3/01/25 ............................................ 5,300,000 5,453,660
GO, 2022 B, Refunding, 5%, 3/01/24 ................................... 2,500,000 2,547,051
Sales Tax, Revenue, 2021 A, 4%, 6/15/24 ............................... 5,000,000 5,035,595
Sales Tax, Revenue, 2021 A, 4%, 6/15/27 ............................... 1,500,000 1,520,710
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/23 ............. 3,000,000 3,024,466
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/24 ............. 3,300,000 3,372,911
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/25 ............. 2,000,000 2,063,316
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,537,655
e
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 B , Refunding , 4.25% , 3/01/23 ...... 145,000 144,700
91,193,816

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 0.8%
e
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 $ 1,560,000 $ 1,476,290
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2021 B, Refunding, 3.25%, 11/15/23 195,000 188,351
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/23 .. 1,000,000 996,708
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/24 .. 1,000,000 983,182
f
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/25 .. 1,000,000 968,458
Indianapolis Power & Light Co., Revenue, 2021 B, Refunding, 0.65%, 8/01/25 .... 4,500,000 4,107,080
8,720,069
Iowa 0.9%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,203,560
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,722,104
Kentucky 3.1%
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding ,
0.625% , 9/01/26 ................................................... 3,375,000 2,997,038
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 3.25%, 10/01/23 ............................ 1,080,000 1,083,308
Revenue, 2021 A, Refunding, 3.5%, 10/01/24 ............................. 1,120,000 1,129,175
Revenue, 2021 A, Refunding, 3.5%, 10/01/25 ............................. 1,155,000 1,156,999
Revenue, 2021 A, Refunding, 4%, 10/01/26 .............................. 1,205,000 1,244,133
Revenue, 2021 A, Refunding, 4%, 10/01/27 .............................. 1,255,000 1,303,914
Revenue, 2021 A, Refunding, 4%, 10/01/28 .............................. 1,305,000 1,359,680
d
Kentucky Economic Development Finance Authority , Republic Services, Inc. , Revenue ,
2010 B , Refunding , Mandatory Put , 2.75% , 12/01/22 ....................... 3,000,000 3,000,000
d
Kentucky Public Energy Authority ,
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 9,930,846
Revenue, 2022 A-2, Mandatory Put, 3.753%, 8/01/30 ....................... 9,375,000 8,609,493
e
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 1,950,000 1,886,914
33,701,500
Louisiana 4.3%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 479,073
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 648,352
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 601,861
d
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,406,098
e
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 731,000 690,628
Louisiana Public Facilities Authority ,
Loyola University New Orleans, Revenue, 2021, Refunding, 5%, 10/01/25 ....... 250,000 258,311
d
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 B, Refunding,
Mandatory Put, 5%, 5/15/25 ........................................ 7,500,000 7,781,800
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 4,650,000 4,657,677
e
Revenue, 144A, 2022 A, 1.872%, 7/03/23 ............................... 3,000,000 2,939,527

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... $ 17,100,000 $ 16,547,367
d
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 3.167% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,975,000 2,888,166
46,898,860
Maryland 3.5%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 5,328,124
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 408,668
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... 455,000 478,971
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,480,967
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,428,017
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
12,330,000 13,364,660
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/26 ............... 1,035,000 1,089,000
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/27 ............... 1,215,000 1,291,418
37,869,825
Massachusetts 1.5%
d
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-4, Refunding, Mandatory Put, 5%,
1/25/24 ........................................................ 5,000,000 5,107,009
President & Trustees of Williams College (The), Revenue, 2011 N, Mandatory Put,
0.45%, 7/01/25 .................................................. 1,000,000 898,446
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,193,256
16,198,711
Michigan 0.9%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,128,700
d
Michigan Strategic Fund ,
Consumers Energy Co., Revenue, 2005, Mandatory Put, 0.875%, 10/08/26 ...... 4,350,000 3,955,460
Waste Management of Michigan, Inc., Revenue, 2001, Mandatory Put, 0.58%,
8/01/24 ........................................................ 3,300,000 3,101,345
9,185,505
Minnesota 2.9%
d
City of Columbia Heights , 42 Central LP , Revenue , 2022 A , Mandatory Put , 2.7% ,
7/01/24 ......................................................... 1,000,000 988,827
d
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
Mandatory Put , 0.35% , 6/01/23 ....................................... 6,000,000 5,897,141
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,229,612
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,068,127
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,081,766
d
Minnesota Municipal Gas Agency ,
Revenue, 2022 A, Mandatory Put, 4%, 12/01/27 ........................... 8,785,000 8,802,562
Revenue, 2022 B, Mandatory Put, 3.553%, 12/01/27 ....................... 8,000,000 7,599,236
31,667,271

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.2%
d
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ $ 2,500,000 $ 2,174,147
Mississippi Home Corp. ,
e
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 2.75%, 6/01/26 288,007 263,909
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
2.9%, 6/01/26 ................................................... 72,598 66,870
2,504,926
Missouri 0.5%
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/23 ............... 280,000 281,413
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/24 ............... 300,000 306,509
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/25 ............... 500,000 511,860
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/26 ............... 405,000 417,056
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/27 ............... 660,000 683,264
d
St. Charles County Industrial Development Authority , Hidden Valley Housing Partners
LP , Revenue , 2021 , Mandatory Put , 0.27% , 10/01/23 ....................... 3,500,000 3,411,828
5,611,930
Nebraska 0.4%
Nebraska Public Power District ,
Revenue, 2021 C, Refunding, 5%, 1/01/23 ............................... 1,500,000 1,503,159
Revenue, 2021 C, Refunding, 5%, 1/01/24 ............................... 2,500,000 2,565,884
4,069,043
Nevada 0.4%
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 1,806,686
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 2,905,101
4,711,787
New Hampshire 0.4%
d
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 2.275% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,799,802
New Jersey 9.3%
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,017,559
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,037,289
County of Atlantic ,
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,705,664
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,687,585
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,655,118
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,051,588
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,180,542
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,108,460
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 27,474,900
New Jersey Economic Development Authority ,
e
Revenue, 144A, 2019, Refunding, 5.25%, 9/01/27 ......................... 6,000,000 6,548,521
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/25 ................... 1,000,000 1,054,770
d
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 6,680,706
g
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
3.5%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 ..................... 12,170,000 12,175,614

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn., 12/15/26 .................... $ 10,000,000 $ 8,592,404
Revenue, 2006 C, BHAC Insured, Zero Cpn., 12/15/27 ...................... 11,110,000 9,453,201
Newark Board of Education ,
GO, 2021, Refunding, 5%, 7/15/23 ..................................... 300,000 304,436
GO, 2021, Refunding, 5%, 7/15/24 ..................................... 400,000 413,164
State of New Jersey ,
GO, 3%, 6/01/25 .................................................. 2,000,000 1,997,061
GO, 2020 A, 4%, 6/01/30 ............................................ 5,000,000 5,270,644
101,409,226
New Mexico 0.4%
d
City of Farmington , Public Service Co. of New Mexico , Revenue , 2010 A , Refunding ,
Mandatory Put , 0.875% , 10/01/26 ..................................... 4,250,000 3,756,265
New York 4.3%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,349,104
Metropolitan Transportation Authority ,
Revenue, 2017 A-2, Refunding, 5%, 11/15/25 ............................. 3,980,000 4,142,937
Revenue, 2020 A-1, 5%, 2/01/23 ...................................... 8,250,000 8,273,482
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,021,292
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,041,245
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 657,652
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 5,423,468
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 2,953,393
d
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 9,989,251
New York State Housing Finance Agency ,
Revenue, 2020 F, 1.1%, 11/01/26 ...................................... 2,860,000 2,605,885
d
Revenue, 2022 A-2, Mandatory Put, 2.5%, 5/01/27 ......................... 3,000,000 2,859,621
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... 500,000 516,940
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 2,200,000 2,306,964
State of New York Mortgage Agency , Revenue , 212 , 2.95% , 4/01/25 .............
895,000 885,297
47,026,531
North Carolina 0.7%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/24 .......... 1,200,000 1,233,491
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,000,000 1,037,328
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/26 .......... 850,000 891,597
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,243,832
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,650,173
8,056,421
North Dakota 1.1%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 4,757,198
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/27 .. 1,125,000 1,195,290
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/28 .. 1,680,000 1,797,593
City of Horace ,
GO, 2021 B, Refunding, 0.6%, 10/01/23 ................................. 1,600,000 1,554,880

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
City of Horace, (continued)
GO, 2022 A, Refunding, 3.25%, 8/01/24 ................................. $ 3,000,000 $ 2,986,220
12,291,181
Ohio 2.5%
American Municipal Power, Inc. , Revenue , 2009 B , 5.355% , 2/15/24 .............
4,465,000 4,476,349
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-1 , 1 ,
Refunding , 1.809% , 6/01/25 .......................................... 1,850,000 1,704,068
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/22 ...........
1,200,000 1,200,000
d
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,470,290
Ohio Water Development Authority , Revenue , 2018 , 5% , 6/01/28 ................
7,000,000 7,811,492
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,596,139
Youngstown State University ,
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/24 ................... 645,000 660,708
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/25 ................... 580,000 600,024
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/26 ................... 850,000 886,564
27,405,634
Oklahoma 0.2%
Oklahoma State University , Revenue , 2021 A , Refunding , 5% , 9/01/23 ...........
705,000 717,238
Tulsa County Industrial Authority , Tulsa County Independent School District No. 11
Owasso , Revenue , 2018 , 5% , 9/01/23 .................................. 1,170,000 1,189,524
1,906,762
Oregon 0.6%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 857,204
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,113,922
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,953,267
5,924,393
Pennsylvania 3.9%
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/24 ................................. 150,000 153,168
Revenue, 2022, Refunding, 5%, 5/01/25 ................................. 500,000 515,693
Revenue, 2022, Refunding, 5%, 5/01/26 ................................. 500,000 519,412
Revenue, 2022, Refunding, 5%, 5/01/27 ................................. 590,000 616,131
d
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 2.896% , ( SOFR + 0.35% ), 11/01/25 ................................ 1,995,000 1,929,528
d
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 3.77% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ...... 10,000,000 10,050,457
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 8,500,000 8,208,313
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/29 ........... 1,230,000 1,322,412
d
Waste Management, Inc., Revenue, 2021 A, Mandatory Put, 2.3%, 6/03/24 ...... 6,000,000 5,775,414
d
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 4,000,000 3,513,916
Philadelphia Gas Works Co. ,
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/25 ........................ 500,000 527,171
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/26 ........................ 600,000 642,530

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
g
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 2.26% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... $ 7,750,000 $ 7,748,224
Westmoreland County Industrial Development Authority , Excela Health Obligated
Group , Revenue , 2020 A , Refunding , 4% , 7/01/23 ......................... 375,000 376,203
41,898,572
Rhode Island 0.2%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/23 ................................... 475,000 476,157
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 510,510
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 520,354
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 528,066
2,035,087
South Carolina 1.7%
d
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. 9,000,000 8,741,867
e
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 710,000 645,012
e
South Carolina Jobs-Economic Development Authority , Columbia Portfolio Obligated
Group , Revenue , 144A, 2022 A-3 , 6% , 6/01/23 ............................ 1,775,000 1,755,920
South Carolina Public Service Authority ,
Revenue, 2021 B, 5%, 12/01/22 ....................................... 1,500,000 1,500,000
Revenue, 2021 B, 5%, 12/01/24 ....................................... 1,750,000 1,815,687
e
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,433,495
d
Spartanburg Housing Authority , CV Housing Partners LP , Revenue , 2022 , Mandatory
Put , 1.05% , 8/01/23 ................................................ 2,000,000 1,973,185
17,865,166
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority ,
Sanford Obligated Group, Revenue, 2021, Refunding, 0.744%, 11/01/23 ........ 710,000 682,400
Sanford Obligated Group, Revenue, 2021, Refunding, 1.225%, 11/01/24 ........ 450,000 418,171
1,100,571
Tennessee 2.7%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,159,447
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 7,682,102
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 8,222,727
d,h
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 5,400,000 5,643,477
Tennessee Energy Acquisition Corp. ,
Revenue, 2021 A, 5%, 11/01/23 ....................................... 250,000 252,548
Revenue, 2021 A, 5%, 11/01/24 ....................................... 250,000 254,807
Revenue, 2021 A, 5%, 11/01/25 ....................................... 350,000 359,318
29,574,426

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 4.4%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. $ 3,280,000 $ 2,819,942
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,321,135
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,084,391
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,406,681
City of San Antonio , Electric & Gas Systems , Revenue , 2022 , Refunding , 5% , 2/01/23
4,000,000 4,016,696
Grand Prairie Independent School District , GO , 2016 B , Refunding , 4% , 2/15/31 ....
10,505,000 10,817,074
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/24 ............................................. 140,000 134,101
GO, 2021, 2%, 9/01/25 ............................................. 145,000 135,368
GO, 2021, 2%, 9/01/26 ............................................. 150,000 136,043
GO, 2021, 2%, 9/01/27 ............................................. 155,000 136,897
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 4,939,451
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,121,899
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,162,731
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 4,634,225
d
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,464,225
e
Town of Little Elm , Valencia Public Improvement District , Special Assessment , 144A,
2021 , 2.375% , 9/01/26 .............................................. 140,000 124,856
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 2%, 8/15/23 ..................................... 255,000 252,321
GO, Sub. Lien, 2021, 2%, 8/15/25 ..................................... 265,000 250,983
GO, Sub. Lien, 2021, 2%, 8/15/27 ..................................... 280,000 253,349
48,212,368
Utah 0.6%
City of Salt Lake City ,
Airport, Revenue, 2021 A, 5%, 7/01/24 .................................. 1,000,000 1,027,014
Airport, Revenue, 2021 A, 5%, 7/01/26 .................................. 3,900,000 4,086,953
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23
1,225,000 1,231,035
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 470,146
6,815,148
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/29 ........................................................ 180,000 179,712
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
7/01/29 ........................................................ 1,750,000 1,746,336
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/22 ... 240,000 240,000
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/23 ... 300,000 295,917
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/24 ... 220,000 213,927
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/25 ... 230,000 220,364
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/26 ... 235,000 221,741
3,117,997
Washington 2.0%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 1,883,159
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 3,652,290

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Clark County School District No. 37 Vancouver , GO , 2021 , 4% , 12/01/22 ..........
$ 3,575,000 $ 3,575,000
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,072,280
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,205,951
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,627,249
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
3,985,000 4,172,394
e
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 302,867
21,491,190
West Virginia 0.1%
d
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 893,413
Wisconsin 0.4%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... 512,757 484,438
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/26 .......... 150,000 147,486
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/25 ........................................... 285,000 283,330
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/26 ........................................... 300,000 296,629
e
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 1,834,000 1,751,408
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/23 .................................................... 250,000 249,848
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/24 .................................................... 160,000 158,696
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/26 .................................................... 345,000 336,402
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/27 .................................................... 360,000 347,104
4,055,341
Wyoming 0.1%
County of Laramie ,
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/23 ..... 800,000 804,219
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/27 ..... 550,000 570,555
1,374,774
U.S. Territories 1.0%
District of Columbia 0.9%
District of Columbia , Income Tax , Revenue , 2022 C , Refunding , 5% , 12/01/27 ......
9,150,000 10,167,490
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/23 .. 100,000 101,080
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/25 .. 195,000 202,479

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. $ 450,000 $ 478,355
781,914
Total U.S. Territories .................................................................... 10,949,404
Total Municipal Bonds (Cost $996,878,462) .....................................
964,255,579
Total Long Term Investments (Cost $1,076,744,212) .............................
1,040,984,107
a
a a a a
Short Term Investments 4.8%
Municipal Bonds 4.8%
Colorado 0.1%
i
City & County of Denver , COP , 2008 A-3 , Refunding , SPA JPMorgan Chase Bank
NA , Daily VRDN and Put , 1.05% , 12/01/31 ............................... 600,000 600,000
Georgia 0.1%
i
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 1.1% , 9/01/37 ...................... 600,000 600,000
Maryland 0.5%
i
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 1.05% ,
11/01/37 ........................................................ 5,100,000 5,100,000
Michigan 0.5%
i
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 0.95% , 12/01/24 ..
6,000,000 6,000,000
Minnesota 0.9%
i
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , B-2 , LOC JPMorgan Chase Bank NA , Daily VRDN and
Put , 1% , 11/15/35 ................................................. 10,300,000 10,300,000
New York 0.4%
i
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.95% , 1/01/34 3,800,000 3,800,000
North Carolina 0.7%
i
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1% ,
1/15/48 ......................................................... 7,400,000 7,400,000
Ohio 0.1%
i
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 1.02% , 6/01/34 ................. 1,000,000 1,000,000
Oregon 0.1%
i
State of Oregon , GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put ,
1.06% , 6/01/39 ................................................... 1,300,000 1,300,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Tennessee 1.4%
i
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 1.03% , 6/01/42 ................................... $ 15,600,000 $ 15,600,000
Total Municipal Bonds (Cost $51,700,000) ......................................
51,700,000
Total Short Term Investments (Cost $51,700,000 ) ................................
51,700,000
a
Total Investments (Cost $1,128,444,212) 100.7% ................................
$1,092,684,107
Other Assets, less Liabilities (0.7)% ...........................................
(7,453,472)
Net Assets 100.0% ...........................................................
$1,085,230,635
a
See Note 4 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $57,628,420, representing 5.3% of net assets.
f
Security purchased on a when-issued basis.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Georgia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 900,000
Total Corporate Bonds (Cost $900,000) ........................................
900,000
Municipal Bonds 97.4%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,075,939
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 2,592,000 2,219,219
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 493,925
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,030,000 1,654,450
4,367,594
Georgia 88.1%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ 2,390,000 2,532,375
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 4,919,253
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 8,013,813
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,090,240
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,641,312
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 970,825
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 952,362
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 3,943,570
c
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,241,026
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,880,973
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2015, 5%, 7/01/41 .......... 2,000,000 2,038,059
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 2,950,000 2,828,612
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,260,121
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,311,072
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,394,740
BeltLineTAD, Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ................. 1,780,000 1,897,740
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,587,578
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 5,371,742
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 5,269,166
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,467,771
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,244,607
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,234,892

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
$ 3,000,000 $ 3,172,108
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,459,384
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 972,459
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/32 .......... 1,295,000 1,502,929
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/33 .......... 1,210,000 1,412,588
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 394,456
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 416,857
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 413,350
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 363,008
WellStar Health System Obligated Group, Revenue, 2022 A, 4%, 4/01/52 ........ 3,100,000 2,814,493
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 5,655,000 6,024,280
Water & Sewerage, Revenue, 2011 A, 5.25%, 10/01/41 ..................... 4,225,000 4,230,217
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 4,045,144
County of Rockdale ,
Stormwater System, Revenue, 2021, 4%, 7/01/36 ......................... 500,000 510,269
Stormwater System, Revenue, 2021, 4%, 7/01/41 ......................... 500,000 496,577
Coweta County Water & Sewage Authority ,
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 680,030
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 803,802
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 2,948,388
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,503,147
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 1,977,211
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/44 ........................................................ 4,160,000 4,179,898
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 5,840,000 5,891,544
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 4,592,109
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/29 ............. 1,000,000 1,114,297
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/30 ............. 1,030,000 1,163,901
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/31 ............. 1,235,000 1,407,954
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,548,981
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,007,738
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 3,660,794
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 5,448,674
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,583,064
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,055,181
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 5,311,306
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,006,988
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 1,891,791
Development Authority of Gwinnett County , Gwinnett County School District , COP ,
2006 , NATL Insured , 5.25% , 1/01/24 ................................... 2,000,000 2,058,003
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 3,732,020
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 1,006,260

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. $ 6,735,000 $ 7,043,224
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 2,884,444
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 5,760,875
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,124,363
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 4,629,227
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/51 5,000,000 4,510,147
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 1,006,100
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,219,355
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 1,655,000 1,639,555
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 1,170,000 1,142,378
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,174,215
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,640,000 4,049,025
Georgia Ports Authority ,
Revenue, 2021, 4%, 7/01/51 ......................................... 3,250,000 3,080,385
Revenue, 2022, 5%, 7/01/47 ......................................... 2,500,000 2,749,860
Revenue, 2022, 5.25%, 7/01/52 ....................................... 2,000,000 2,226,664
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,010,318
Gwinnett County School District , GO , 2019 , 5% , 2/01/41 ......................
3,000,000 3,299,327
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,224,483
Hogansville Ga Combined Public Utility System , Revenue , 1993 , AGMC Insured , ETM,
6% , 10/01/23 ..................................................... 505,000 518,781
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,352,608
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 2,576,030
d
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 5,000,000 5,160,664
b,d
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 8,000,000 7,612,928
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 5,216,025
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 962,046
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,188,387
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 4,766,649
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 3,517,249
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 288,633
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 363,771
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 743,314
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,052,390
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 4,257,123
Mercer University, Revenue, 2021, Refunding, 4%, 10/01/50 ................. 5,400,000 4,817,525
Mercer University, Revenue, 2022, Refunding, 5.25%, 10/01/51 ............... 4,500,000 4,750,989
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 1,006,029
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,039,461
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,628,605

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
$ 2,000,000 $ 2,133,117
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,275,668
310,895,031
Illinois 0.8%
State of Illinois ,
GO, 2021 A, 5%, 3/01/37 ............................................ 250,000 257,647
GO, 2021 B, 4%, 12/01/38 ........................................... 3,000,000 2,751,860
3,009,507
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , Revenue , 2018 A , Refunding , 5% ,
12/15/35 ........................................................ 1,200,000 1,264,497
New York 0.7%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 100,000 81,720
Revenue, 2020 D, 4%, 11/15/47 ....................................... 600,000 505,610
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,300,000 2,003,768
2,591,098
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 900,000 698,709
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 697,990
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 379,323
1,776,022
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,200,000 879,866
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,119,885
1,999,751
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 697,911
Wisconsin 1.2%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 708,184
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,500,000 1,156,908
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 2,300,000 2,300,000
4,165,092
U.S. Territories 3.4%
Puerto Rico 3.4%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 559,432
c
Revenue, XX, 5.25%, 7/01/40 ........................................ 2,270,000 1,685,475
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 4,800,000 4,799,779
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,450,000 1,437,825
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,100,000 1,088,884

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 2,480,000 $ 2,353,050
11,924,445
Total U.S. Territories .................................................................... 11,924,445
Total Municipal Bonds (Cost $374,742,585) .....................................
343,766,887
Total Long Term Investments (Cost $375,642,585) ...............................
344,666,887
a
a a a a
a
Total Investments (Cost $375,642,585) 97.7% ...................................
$344,666,887
Other Assets, less Liabilities 2.3% .............................................
8,217,896
Net Assets 100.0% ...........................................................
$352,884,783
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $21,434,109, representing 6.1% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin High Yield Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 0.7%
Capital Markets 0.7%
a
Franklin Dynamic Municipal Bond ETF ................................... 1,605,000 $ 37,653,300
Total Management Investment Companies (Cost $41,778,738) ....................
37,653,300
Principal
Amount
a a a a
Corporate Bonds 2.3%
Commercial Services & Supplies 0.4%
b
CalPlant I LLC ,
c
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,920,000 1,920,000
c
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 7,205,000 7,205,000
c
22A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 3,975,000 3,975,000
d
22B, Senior Secured Note, 144A, 9.5%, 12/30/22 .......................... 345,000 345,000
d
22C, Senior Secured Note, 144A, 9.5%, 12/30/22 .......................... 2,610,000 2,610,000
c
22X, Senior Secured Note, 144A, 9.5%, 1/31/23 ........................... 3,910,000 3,910,000
19,965,000
Diversified Consumer Services 1.6%
Grand Canyon University , 5.125% , 10/01/28 ...............................
93,710,000 87,178,413
Electric Utilities 0.3%
b,d
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 14,845,200
Total Corporate Bonds (Cost $128,486,225) .....................................
121,988,613
Municipal Bonds 96.5%
Alabama 3.3%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/28 .................... 7,350,000 5,213,806
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/29 .................... 13,465,000 8,820,678
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/30 .................... 19,050,000 11,502,592
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 13,796,630
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 15,780,208
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 16,869,092
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,190,446
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 6,013,014
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,575,659
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 76,467,727
MidCity Improvement District ,
Assessment Area, Special Assessment, 2022, 3.875%, 11/01/27 .............. 300,000 270,118
Assessment Area, Special Assessment, 2022, 4.25%, 11/01/32 ............... 600,000 505,169
Assessment Area, Special Assessment, 2022, 4.5%, 11/01/42 ................ 1,090,000 858,644
Assessment Area, Special Assessment, 2022, 4.75%, 11/01/49 ............... 1,250,000 960,584
173,824,367
Arizona 1.8%
Arizona Industrial Development Authority ,
d
Doral Academy of Northern Nevada Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/15/41 ............................................ 265,000 215,550
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 3,005,000 1,694,186
d
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,095,894
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 8,500,000 5,876,927
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 7%,
11/15/57 ....................................................... 5,000,000 5,140,333

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
d
Industrial Development Authority of the County of Pima (The), (continued)
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 B-1, 6.625%,
5/15/31 ........................................................ $ 4,000,000 $ 4,020,498
d
Maricopa County Industrial Development Authority ,
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/41 ........................................................ 370,000 295,929
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/51 ........................................................ 545,000 398,612
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/61 ........................................................ 2,625,000 1,818,836
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 5,201,164
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 10,236,942
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 6,210,993
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 11,950,394
d
Sierra Vista Industrial Development Authority ,
Georgetown Community Development Authority, Revenue, 144A, 2021 A, Zero Cpn.,
10/01/56 ....................................................... 18,880,000 11,678,545
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,207,441
Georgetown Community Development Authority, Revenue, 144A, 2022 A, Zero Cpn.,
10/01/56 ....................................................... 2,327,000 1,813,574
Georgetown Community Development Authority, Revenue, 144A, 2022 B, 9%,
10/01/37 ....................................................... 250,000 238,765
Tempe Industrial Development Authority ,
d
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 1,737,640
d
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 4,290,942
d
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 2,441,476
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 3,628,341
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 6,651,898
Tempe Life Care Village Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/46 ....................................................... 500,000 357,207
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 4,260,000 2,803,552
93,005,639
Arkansas 0.1%
d
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 144A,
2022 , 5.45% , 9/01/52 ............................................... 8,000,000 7,952,613
California 20.5%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 12,726,038
d
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 4.25%, 7/01/32 ..... 500,000 473,902
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 16,599,849
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,000,000 6,549,890
d
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 9,239,291
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 14,045,000 11,234,226
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 1,800,000 1,469,947
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 15,000,000 11,038,819
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 8,500,000 6,941,416
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 5,905,000 4,539,417
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... 16,500,000 11,307,432

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Community Housing Agency, (continued)
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. $ 30,500,000 $ 22,667,765
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,400,000 3,961,057
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 1,795,000 1,824,646
d
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 17,596,898
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 6,691,579
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 6,759,834
d
California Pollution Control Financing Authority ,
e
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 12,250,000
e
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 5,000,000
e
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 5,800,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,700,000 1,213,395
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,300,000 3,486,712
d
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,163,933
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 2,900,000 2,101,541
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 1,250,000 1,061,315
California Statewide Communities Development Authority ,
d
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,016,861
Loma Linda University Medical Center Obligated Group, Revenue, 2014 A, 5.25%,
12/01/44 ....................................................... 10,555,000 10,630,461
d
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 2,987,966
d
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,170,343
d
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 3,236,244
d
City & County of San Francisco , District No. 2020-1 , Special Tax , 144A, 2021 B , 5.25% ,
9/01/49 ......................................................... 5,000,000 3,568,158
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 7,136,316
d
CMFA Special Finance Agency ,
Solana at Grand, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/45 ........... 35,000,000 26,925,388
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 1,700,000 1,386,509
d
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 27,331,173
d
CMFA Special Finance Agency VII ,
Breakwater Apartments (The), Revenue, 144A, 2021 A-1, 3%, 8/01/56 .......... 1,750,000 1,149,198
Breakwater Apartments (The), Revenue, 144A, 2021 A-2, 4%, 8/01/47 .......... 34,170,000 25,146,431
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 11,095,000 8,443,784
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 17,000,000 12,501,841
d
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 10,000,000 6,784,766
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,500,000 4,908,551
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 15,935,000 13,151,514
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 7,500,000 5,113,645
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 16,000,000 10,716,589
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 10,000,000 6,645,153
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 14,235,000 10,060,131
Parrallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 .................... 8,000,000 6,119,786
Union South Bay, Revenue, 144A, 2021 A-2, 4%, 7/01/56 .................... 12,500,000 9,562,355
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 19,800,000 12,480,479

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. $ 10,000,000 $ 10,712,009
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 7,966,405
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 27,160,000 30,102,088
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 24,748,276
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 24,266,282
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,234,241
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 948,934
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 908,979
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,463,592
River Islands Public Financing Authority ,
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/28 ........ 480,000 478,410
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/32 ........ 520,000 510,294
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,679,056
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,504,528
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,055,982
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 2,745,112
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 32,254,828
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 24,082,546
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 44,355,275
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 44,170,572
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 15,200,000 14,357,227
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 131,900,000 120,976,754
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 123,658,203
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 20,000,000 20,335,398
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 25,000,000 25,363,408
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 39,542,688
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 19,069,662
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,640,181
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,307,391
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 7,095,960
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 5,227,152
Southern California Public Power Authority , Revenue , 2007 A , 5.25% , 11/01/27 .....
9,855,000 10,493,711
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 8,956,490
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,230,856
1,076,315,034

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 5.5%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
$ 3,775,000 $ 3,381,250
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 6,526,145
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 4,681,851
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 4,355,228
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 3,819,786
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,377,085
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,297,183
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,125,965
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/51 ........................................... 1,500,000 1,266,108
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 1,914,490
d
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,540,105
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 573,967
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,206,644
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 509,900
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,257,253
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A(3) , 5% , 12/01/50 ........
2,000,000 1,680,862
d
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,245,546
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,427,184
d
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 646,080
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 3,419,156
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 519,054
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 848,066
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 6% , 12/15/47 ....
2,250,000 1,834,508
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/49 .......... 2,235,000 1,795,067
Aberdeen Ridge, Inc. Obligated Group, Revenue, 2021 A, 5%, 5/15/58 .......... 4,750,000 3,630,265
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 6,043,709
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,397,739
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,580,118
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,151,543
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 1,926,331
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 4,837,277
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 797,800
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 4,290,000 4,202,106
d
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,727,053
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 12,147,324
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021 , 5% , 12/01/51 ........
1,600,000 1,340,901
Evan's Place Metropolitan District ,
GO, 2020 A(3), 5%, 12/01/40 ......................................... 550,000 508,196
GO, 2020 A(3), 5%, 12/01/50 ......................................... 1,575,000 1,344,723

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... $ 595,000 $ 578,190
GO, 2019 A, 5%, 8/01/49 ............................................ 540,000 495,946
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,082,905
d
Hidden Creek Metropolitan District , GO , 144A, 2021 A , 4.625% , 12/01/45 ......... 1,140,000 871,467
d
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A , 4.5% , 12/01/51 ........... 1,675,000 1,135,548
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 704,029
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 889,316
d
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,287,036
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 894,173
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 480,175
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 914,794
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,226,169
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 6,743,146
d
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 593,872
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 1,715,987
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,402,725
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 443,491
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 639,623
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,310,440
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 6,530,642
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 478,259
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,357,052
d
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 2,830,306
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 434,334
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 613,698
GO, 2021, 6.375%, 6/15/46 .......................................... 1,330,000 1,183,235
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 392,206
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 478,735
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,021,826
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 585,000 598,458
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 13,375,376
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 72,369,908
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 570,251
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 3,738,061
Rampart Range Metropolitan District No. 5 ,
Revenue, 2021, 4%, 12/01/36 ........................................ 1,250,000 1,022,064
Revenue, 2021, 4%, 12/01/41 ........................................ 2,730,000 2,051,363
Revenue, 2021, 4%, 12/01/51 ........................................ 6,670,000 4,503,450

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Reunion Metropolitan District , Water Activity Enterprise Revenue , Revenue , 2021 A ,
3.625% , 12/01/44 .................................................. $ 6,250,000 $ 4,502,027
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,813,344
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 4,611,583
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 2,643,579
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,599,611
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,444,763
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 782,137
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 3,876,583
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 1,875,585
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 902,852
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,636,368
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
893,000 735,012
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,038,262
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,606,984
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,850,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO, 2022 A(3)-1, 5%, 12/01/42 ....................................... 3,705,000 3,189,073
GO, 2022 A(3)-1, 5%, 12/01/51 ....................................... 4,085,000 3,220,363
GO, 2022 A(3)-2, Zero Cpn., 12/01/51 .................................. 5,130,000 2,878,005
Water Tap Fee, Revenue, 2022, 4.625%, 12/01/28 ......................... 6,000,000 5,439,196
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 628,269
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 879,027
288,994,447
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
d
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 905,818
d
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 6,942,999
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 12,327,151
d
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 2,547,016
d
Steel Point Infrastructure Improvement District ,
Tax Allocation, 144A, 2021, 4%, 4/01/31 ................................. 100,000 93,307
Tax Allocation, 144A, 2021, 4%, 4/01/36 ................................. 605,000 540,618
Tax Allocation, 144A, 2021, 4%, 4/01/41 ................................. 575,000 490,406
Tax Allocation, 144A, 2021, 4%, 4/01/51 ................................. 1,655,000 1,318,627
25,165,942
Florida 15.4%
Abbott Square Community Development District ,
Special Assessment, 2022, 5.375%, 6/15/42 ............................. 915,000 901,721
Special Assessment, 2022, 5.5%, 6/15/52 ............................... 1,500,000 1,473,973
Anabelle Island Community Development District ,
Special Assessment, 2022, 2.7%, 5/01/27 ............................... 655,000 593,886
Special Assessment, 2022, 3.1%, 5/01/32 ............................... 750,000 633,159
Special Assessment, 2022, 3.5%, 5/01/42 ............................... 1,945,000 1,457,609
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,840,000 2,180,085
Artisan Lakes East Community Development District ,
Special Assessment, 2021-1, 2.3%, 5/01/26 .............................. 220,000 201,750
Special Assessment, 2021-1, 2.75%, 5/01/31 ............................. 250,000 208,483

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Artisan Lakes East Community Development District, (continued)
Special Assessment, 2021-1, 3.125%, 5/01/41 ............................ $ 470,000 $ 337,825
Special Assessment, 2021-1, 4%, 5/01/51 ............................... 455,000 351,317
d
Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........................ 275,000 229,331
d
Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....................... 515,000 370,170
d
Special Assessment, 144A, 2021-2, 4%, 5/01/52 .......................... 550,000 421,909
d
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 540,000 462,344
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,370,000 1,061,310
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 200,000 185,125
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 428,921
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 750,000 552,713
Assessment Area 2, Special Assessment, 144A, 2021, 4%, 5/01/52 ............ 800,000 613,675
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 195,000 180,497
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 274,510
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 750,000 552,535
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 258,759
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 383,945
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 168,837
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 495,000 378,463
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,495,000 1,149,733
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 191,834
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 456,341
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 686,883
Special Assessment, 2022, 5.5%, 5/01/42 ............................... 500,000 503,148
Special Assessment, 2022, 5.625%, 5/01/52 ............................. 875,000 881,046
Ave Maria Stewardship Community District ,
Special Assessment, 2022 A, Refunding, 4%, 5/01/42 ....................... 5,020,000 4,158,809
Maple Ridge Phase 5 Project Area, Special Assessment, 2022, 4%, 5/01/52 ...... 2,640,000 2,024,851
Avenir Community Development District ,
Assessment Area 2, Special Assessment, 2021 A-1, 2.75%, 5/01/31 ............ 3,250,000 2,754,674
Assessment Area 2, Special Assessment, 2021 A-1, 3.2%, 5/01/41 ............. 5,000,000 3,772,953
Assessment Area 2, Special Assessment, 2021 A-1, 3.4%, 5/01/52 ............. 5,000,000 3,535,539
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 146,264
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 313,970
Babcock Ranch Community Independent Special District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 465,000 391,781
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 5,250,000 3,822,644
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,910,000 1,461,169
Special Assessment, 2022, 5%, 5/01/42 ................................. 4,000,000 3,850,467
Special Assessment, 2022, 5%, 5/01/53 ................................. 5,000,000 4,702,434
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 217,023
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 655,036
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,197,462
Assessment Area 3A, Special Assessment, 2020, 2.5%, 5/01/25 ............... 60,000 56,749
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 217,023
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,578,248
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 1,500,000 1,185,073
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 325,405
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 687,575
Balm Grove Community Development District ,
Special Assessment, 2022, 3.25%, 11/01/27 .............................. 1,040,000 962,610

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Balm Grove Community Development District, (continued)
Special Assessment, 2022, 3.625%, 11/01/32 ............................. $ 1,290,000 $ 1,124,976
Special Assessment, 2022, 4%, 11/01/42 ................................ 2,500,000 2,040,644
Special Assessment, 2022, 4.125%, 11/01/51 ............................. 3,125,000 2,438,753
Bannon Lakes Community Development District ,
d
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 533,085
d
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 775,000 599,276
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 365,000 313,513
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,385,000 1,147,653
Special Assessment, 2022, 4%, 5/01/53 ................................. 2,260,000 1,729,690
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 2,309,263
Belmond Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 1,750,000 1,477,628
Special Assessment, 2020, 4%, 5/01/51 ................................. 3,635,000 2,803,773
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 282,120
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,095,564
Special Assessment, 2020, 4%, 12/15/50 ................................ 1,000,000 778,101
Berry Bay Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 200,000 185,130
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 344,536
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 963,735
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,500,000 1,155,018
Black Creek Community Development District ,
Special Assessment, 2022, 5.125%, 6/15/32 ............................. 150,000 149,326
Special Assessment, 2022, 5.625%, 6/15/52 ............................. 2,000,000 1,994,230
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 295,000 272,359
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 383,806
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 881,655
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,360,000 1,050,676
Bridgewater North Community Development District ,
Special Assessment, 2022, 3.125%, 5/01/27 ............................. 200,000 185,559
Special Assessment, 2022, 3.5%, 5/01/32 ............................... 350,000 305,784
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,000,000 828,630
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,000,000 2,300,967
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 252,202
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 750,000 541,221
Special Assessment, 2021, 4%, 5/01/52 ................................. 3,895,000 2,989,303
Brookstone Community Development District ,
Assessment Area Two, Special Assessment, 2022, 4.75%, 5/01/32 ............. 325,000 319,208
Assessment Area Two, Special Assessment, 2022, 5.5%, 5/01/42 .............. 1,000,000 987,152
Assessment Area Two, Special Assessment, 2022, 5.625%, 5/01/52 ............ 1,750,000 1,718,063
Buckhead Trails Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/32 .............................. 400,000 392,133
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,000,000 968,548
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,410,000 1,361,488
Buena Lago Community Development District ,
Special Assessment, 2022, 5.25%, 5/01/42 .............................. 665,000 660,966
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 1,135,000 1,145,075

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... $ 5,250,000 $ 4,824,993
d
Capital Trust Agency, Inc. ,
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 81,933
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 450,000 346,206
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 540,000 376,866
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 445,000 303,217
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/41 ......... 750,000 577,010
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/51 ......... 975,000 680,452
AcadeMir Charter School West, Revenue, 144A, 2021 A-2, 4%, 7/01/56 ......... 750,000 511,039
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 10,330,000 5,546,743
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 5,000,000 4,451,536
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 2,567,285
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-2, 4.43%, 1/01/57 ........... 10,245,000 7,029,405
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,113,286
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,187,905
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 29,650,190
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 715,000 636,308
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 813,637
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 2,722,727
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 91,549
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 200,144
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 424,078
Special Assessment, 2021, 4%, 5/01/51 ................................. 850,000 656,075
Celebration Pointe Community Development District No. 1 ,
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 895,000 656,543
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,345,000 985,700
CFM Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 190,000 174,828
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,265,000 977,283
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,043,923
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. 2,015,000 1,567,382
d
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 260,000 221,754
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 875,000 658,036
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,125,000 867,672
d
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 370,000 350,187
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 695,000 613,603
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,825,000 1,452,838
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 3,010,000 2,324,099
d
Charlotte County Industrial Development Authority ,
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 A, 4%, 10/01/51 ....... 5,500,000 4,072,214
MSKP Town & Country Utility LLC, Revenue, 144A, 2021 B, 5%, 10/01/36 ....... 2,500,000 2,140,825
d
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 474,490
Coddington Community Development District ,
Special Assessment, 2022, 5.75%, 5/01/42 .............................. 615,000 626,958
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,000,000 1,006,739
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,528,812
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,039,457

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Coral Bay Lee County Community Development District ,
Assessment Area One, Special Assessment, 2022, 5.5%, 5/01/42 ............. $ 250,000 $ 249,523
Assessment Area One, Special Assessment, 2022, 5.625%, 5/01/52 ........... 500,000 497,834
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 482,432
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 583,782
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 712,173
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 622,041
Cordova Palms Community Development District ,
d
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 345,000 317,451
d
Special Assessment, 144A, 2021, 2.8%, 5/01/31 .......................... 385,000 322,362
d
Special Assessment, 144A, 2021, 3%, 5/01/41 ............................ 1,215,000 855,990
d
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,945,000 1,495,500
Special Assessment, 2022-1, 5.7%, 5/01/42 .............................. 330,000 329,978
Special Assessment, 2022-1, 5.8%, 5/01/53 .............................. 665,000 663,075
Special Assessment, 2022-2, 4.5%, 5/01/27 .............................. 215,000 212,706
Special Assessment, 2022-2, 5.1%, 5/01/32 .............................. 340,000 339,230
Special Assessment, 2022-2, 5.4%, 5/01/42 .............................. 1,020,000 1,006,672
Special Assessment, 2022-2, 5.6%, 5/01/53 .............................. 2,005,000 1,996,179
Creekview Community Development District ,
Special Assessment, 2022, 4.25%, 5/01/32 .............................. 805,000 756,743
Special Assessment, 2022, 4.625%, 5/01/42 ............................. 2,455,000 2,191,430
Special Assessment, 2022, 4.75%, 5/01/53 .............................. 4,145,000 3,579,000
d
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 236,247
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 420,644
Cross Creek North Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/32 .............................. 460,000 410,356
Special Assessment, 2022, 4.25%, 5/01/42 .............................. 2,340,000 2,007,779
Special Assessment, 2022, 4.5%, 5/01/52 ............................... 1,750,000 1,468,107
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 166,113
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 603,688
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 772,126
d
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 2,620,373
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 4,489,913
d
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 220,041
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 628,465
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,170,000 877,953
Cypress Park Estates Community Development District ,
d
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 262,262
d
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 978,947
d
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 934,273
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 150,000 146,699
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 410,000 398,464
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,200,000 1,127,536
Special Assessment, 2022, 5.125%, 5/01/52 ............................. 1,250,000 1,159,055
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 100,000 94,817
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 200,000 177,187
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 315,000 249,503

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. $ 5,310,000 $ 4,939,523
DW Bayview Community Development District ,
d
2021 Assessment Area, Special Assessment, 144A, 2021, 2.375%, 5/01/26 ...... 335,000 307,989
d
2021 Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/32 ......... 430,000 359,845
d
2021 Assessment Area, Special Assessment, 144A, 2021, 3.375%, 5/01/41 ...... 1,160,000 883,521
d
2021 Assessment Area, Special Assessment, 144A, 2021, 4%, 5/01/51 ......... 750,000 584,260
2022 Assessment Area, Special Assessment, 2022, 4.5%, 5/01/32 ............. 185,000 177,390
2022 Assessment Area, Special Assessment, 2022, 5.125%, 5/01/42 ........... 500,000 476,399
2022 Assessment Area, Special Assessment, 2022, 5.25%, 5/01/52 ............ 750,000 707,278
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 130,000 120,023
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 140,000 119,406
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 600,000 443,242
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. 1,770,000 1,367,424
East Bonita Beach Road Community Development District ,
Special Assessment, 2021, 3%, 5/01/32 ................................. 255,000 213,396
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 750,000 553,296
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 581,738
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 305,000 280,645
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 426,451
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,270,000 967,169
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,520,000 1,172,506
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 97,453
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 253,584
Special Assessment, 2020, 4.125%, 5/01/51 ............................. 500,000 394,808
Special Assessment, 2022, 3.25%, 5/01/27 .............................. 455,000 424,377
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 610,000 538,553
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,645,000 1,362,959
Special Assessment, 2022, 4.125%, 5/01/52 ............................. 1,590,000 1,247,961
Edgewater East Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.5%, 5/01/26 ............. 425,000 393,240
Assessment Area One, Special Assessment, 2021, 3.1%, 5/01/31 ............. 700,000 604,410
Assessment Area One, Special Assessment, 2021, 3.6%, 5/01/41 ............. 2,625,000 2,062,154
Assessment Area One, Special Assessment, 2021, 4%, 5/01/51 ............... 2,825,000 2,189,123
Assessment Area Two, Special Assessment, 2022, 3.375%, 5/01/32 ............ 1,985,000 1,723,641
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/42 ............... 4,000,000 3,320,022
Assessment Area Two, Special Assessment, 2022, 4%, 5/01/52 ............... 6,200,000 4,768,717
d
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 835,000 705,760
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 888,372
d
Entrada Community Development District ,
Special Assessment, 144A, 2021, 2.125%, 5/01/26 ......................... 165,000 149,939
Special Assessment, 144A, 2021, 2.625%, 5/01/31 ......................... 370,000 303,882
Special Assessment, 144A, 2021, 3.125%, 5/01/41 ......................... 935,000 677,265
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 2,300,000 1,766,406
Epperson North Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 195,000 180,176
Special Assessment, 2021, 3%, 5/01/31 ................................. 280,000 239,141
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,365,000 1,029,134
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,815,000 1,386,800
Special Assessment, 2021 A, 2.45%, 11/01/26 ............................ 145,000 132,106
Special Assessment, 2021 A, 3.1%, 11/01/31 ............................. 500,000 425,340

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Epperson North Community Development District, (continued)
Special Assessment, 2021 A, 4%, 11/01/51 .............................. $ 2,720,000 $ 2,073,761
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 405,000 390,334
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 775,000 704,341
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 2,080,000 1,804,830
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 3,600,000 2,971,975
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 761,656
Florida Development Finance Corp. ,
d
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 1,700,000 1,292,685
d,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 1,827,281
d,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 3,601,252
d
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 12,000,000 10,700,666
d,f
Brightline Trains Florida LLC, Revenue, 144A, 2022 A, Refunding, Mandatory Put,
7.25%, 10/03/23 ................................................. 15,500,000 15,404,098
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/31 ........................................................ 450,000 421,237
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 4,460,013
d
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 5,000,000 4,541,599
d
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ 3,750,000 2,551,822
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 1,000,000 794,681
d
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 313,238
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,270,000 1,070,960
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,170,000 899,592
Special Assessment, 144A, 2022, 4.75%, 5/01/27 ......................... 110,000 109,133
Special Assessment, 144A, 2022, 5%, 5/01/32 ............................ 175,000 172,285
Special Assessment, 144A, 2022, 5.375%, 5/01/42 ......................... 700,000 685,110
Special Assessment, 144A, 2022, 5.5%, 5/01/52 .......................... 620,000 602,376
Gracewater Sarasota Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 250,000 230,037
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 500,000 423,707
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 3,170,000 2,359,877
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,535,000 1,180,254
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 960,577
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 2,934,655
Assessment Area No. 3, Special Assessment, 2021, 3.2%, 11/01/31 ............ 215,000 184,413
Assessment Area No. 3, Special Assessment, 2021, 3.5%, 11/01/41 ............ 555,000 417,942
Assessment Area No. 3, Special Assessment, 2021, 4%, 11/01/51 ............. 1,205,000 928,971
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 554,052
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 578,273
Greeneway Improvement District , Special Assessment , 2013 , 5.125% , 5/01/43 .....
26,745,000 26,659,911
Grove Resort Community Development District ,
Special Assessment, 2022, 3.3%, 5/01/32 ............................... 170,000 146,020
Special Assessment, 2022, 3.55%, 5/01/42 .............................. 435,000 328,541
Special Assessment, 2022, 4%, 5/01/52 ................................. 640,000 490,873

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. $ 540,000 $ 457,365
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 669,024
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 170,580
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 520,000 391,062
Special Assessment, 2022, 4.4%, 5/01/32 ............................... 500,000 476,228
Special Assessment, 2022, 4.7%, 5/01/42 ............................... 1,500,000 1,362,842
Special Assessment, 2022, 5%, 5/01/52 ................................. 2,300,000 2,100,465
Hawkstone Community Development District ,
Special Assessment, 2021, 2.6%, 5/01/26 ............................... 155,000 143,587
Special Assessment, 2021, 3.2%, 5/01/31 ............................... 440,000 380,358
Special Assessment, 2021, 3.45%, 5/01/41 .............................. 1,125,000 872,112
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 780,102
Hills of Minneola Community Development District ,
d
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 886,652
d
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,217,892
d
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 4,252,483
Special Assessment, 2021, 2.375%, 5/01/26 ............................. 100,000 91,937
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 250,000 209,326
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 500,000 363,666
Special Assessment, 2021, 4%, 5/01/52 ................................. 900,000 686,071
Hilltop Point Community Development District ,
Assessment Area One, Special Assessment, 2022-1, 5.375%, 5/01/52 .......... 700,000 663,875
Assessment Area Two, Special Assessment, 2022-2, 5.6%, 5/01/53 ............ 745,000 715,569
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 160,978
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 333,234
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 483,155
Hyde Park Community Development District No. 1 ,
Special Assessment, 2022, 4%, 5/01/42 ................................. 2,710,000 2,245,587
Special Assessment, 2022, 4%, 5/01/52 ................................. 2,545,000 1,952,056
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 475,000 475,502
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,845,389
2021 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ............. 245,000 223,915
2021 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ............. 240,000 199,335
2021 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ........... 855,000 610,620
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 .............. 1,375,000 1,055,499
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 309,443
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 429,596
Special Assessment, 2021, 2.2%, 5/01/26 ............................... 100,000 91,394
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 195,182
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 364,046
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,810,000 1,395,987
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 328,625
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 658,955
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 1,771,075
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 80,000 73,656
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 214,792
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 586,405
Special Assessment, 2021, 4%, 6/15/51 ................................. 750,000 581,814

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. $ 2,175,000 $ 2,176,325
Lake Deer Community Development District ,
Special Assessment, 2022, 5%, 5/01/32 ................................. 500,000 481,085
Special Assessment, 2022, 5.5%, 5/01/42 ............................... 1,680,000 1,591,702
Special Assessment, 2022, 5.625%, 5/01/53 ............................. 3,000,000 2,797,266
Lakes of Sarasota Community Development District ,
Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............................ 285,000 235,111
Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............................ 265,000 208,822
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 565,000 514,383
Special Assessment, 2021 B-1, 3.625%, 5/01/31 .......................... 125,000 111,638
Special Assessment, 2021 B-1, 4.125%, 5/01/41 .......................... 200,000 169,711
Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............................ 325,000 264,313
Special Assessment, 2021 B-2, 4.125%, 5/01/31 .......................... 1,000,000 926,163
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ 125,000 108,300
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 250,571
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 500,000 383,142
Lakewood Ranch Stewardship District ,
District Azario Project, Special Assessment, 2020 A, 3.75%, 5/01/40 ............ 525,000 416,835
Lakewood Ranch Stewardship District Azario Project, Special Assessment, 2020 A,
3.9%, 5/01/50 ................................................... 770,000 587,648
d
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.125%, 5/01/30 ....................................... 250,000 219,151
d
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.625%, 5/01/40 ....................................... 1,075,000 843,788
d
Lakewood Ranch Stewardship District Lorraine Lakes Project, Special Assessment,
144A, 2020, 3.875%, 5/01/51 ....................................... 2,640,000 1,979,622
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 3%, 5/01/30 ................................................ 470,000 408,422
d
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
144A, 2020, Refunding, 3.2%, 5/01/30 ................................ 440,000 388,218
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 3.5%, 5/01/40 .............................................. 750,000 575,392
d
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
144A, 2020, Refunding, 3.75%, 5/01/40 ............................... 2,100,000 1,681,376
Lakewood Ranch Stewardship District Northeast Sector Project, Special Assessment,
2020, 4%, 5/01/50 ................................................ 1,270,000 987,336
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.3%, 5/01/26 . 185,000 170,043
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 2.7%, 5/01/31 . 105,000 87,019
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 3%, 5/01/41 .. 430,000 315,015
Star Farms at Lakewood Ranch Project, Special Assessment, 2021, 4%, 5/01/52 .. 685,000 526,067
Laurel Road Community Development District ,
Special Assessment, 2021 A-1, 2.6%, 5/01/26 ............................ 230,000 212,460
Special Assessment, 2021 A-1, 3%, 5/01/31 .............................. 350,000 297,563
Special Assessment, 2021 A-1, 3.25%, 5/01/41 ........................... 1,195,000 894,088
Special Assessment, 2021 A-1, 4%, 5/01/52 .............................. 1,455,000 1,115,969
Special Assessment, 2021 A-2, 3.125%, 5/01/31 .......................... 2,140,000 1,836,460
Lawson Dunes Community Development District ,
Special Assessment, 2022, 4.375%, 5/01/27 ............................. 250,000 244,595
Special Assessment, 2022, 4.75%, 5/01/32 .............................. 630,000 612,732
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,000,000 940,749
Special Assessment, 2022, 5.125%, 5/01/52 ............................. 1,500,000 1,390,867
Leomas Landing Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 335,000 308,249
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 470,000 398,285

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Leomas Landing Community Development District, (continued)
Special Assessment, 2021, 3.35%, 5/01/41 .............................. $ 795,000 $ 588,094
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 415,000 305,058
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,645,000 1,261,697
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 8,000,000 6,520,000
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,424,348
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 2,439,312
g
LT Ranch Community Development District ,
Special Assessment, 2022-2, 5%, 5/01/32 ............................... 1,245,000 1,247,293
Special Assessment, 2022-2, 5.5%, 5/01/42 .............................. 3,160,000 3,173,569
Special Assessment, 2022-2, 5.7%, 5/01/53 .............................. 5,685,000 5,705,058
Phase I Assessment Area, Special Assessment, 2022-1, 5.3%, 5/01/32 ......... 120,000 120,588
Phase I Assessment Area, Special Assessment, 2022-1, 5.75%, 5/01/42 ........ 380,000 381,611
Phase I Assessment Area, Special Assessment, 2022-1, 5.9%, 5/01/53 ......... 500,000 499,961
LTC Ranch West Residential Community Development District ,
Special Assessment, 2021 B, 3.25%, 5/01/31 ............................. 4,000,000 3,479,108
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 602,937
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,250,000 950,787
d
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 236,280
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 595,063
d
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 2,500,000 2,557,949
Mangrove Point & Mangrove Manor ,
Community Development District, Special Assessment, 2022, 4%, 5/01/32 ....... 345,000 323,701
Community Development District, Special Assessment, 2022, 4.25%, 5/01/42 ..... 1,130,000 984,274
Community Development District, Special Assessment, 2022, 4.375%, 5/01/52 .... 1,500,000 1,251,510
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,680,000 1,681,242
Meadow View at Twin Creeks Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 360,000 331,253
Special Assessment, 2021, 3%, 5/01/31 ................................. 430,000 366,748
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,945,000 1,416,696
Special Assessment, 2021, 3.75%, 5/01/52 .............................. 630,000 462,853
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 767,636
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 2,250,000 2,276,466
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 2,800,000 2,394,723
Mirada II Community Development District ,
2021 Project Area, Special Assessment, 2021, 2.5%, 5/01/26 ................. 405,000 373,917
2021 Project Area, Special Assessment, 2021, 3.125%, 5/01/31 ............... 650,000 558,091
2021 Project Area, Special Assessment, 2021, 3.5%, 5/01/41 ................. 2,100,000 1,589,248
2021 Project Area, Special Assessment, 2021, 4%, 5/01/51 .................. 2,375,000 1,825,863
2022 Project Area, Special Assessment, 2022, 5.125%, 5/01/32 ............... 360,000 360,738
2022 Project Area, Special Assessment, 2022, 5.6%, 5/01/42 ................. 1,090,000 1,090,730
2022 Project Area, Special Assessment, 2022, 5.75%, 5/01/53 ................ 2,000,000 2,002,512
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 350,000 326,065
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 441,935
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 993,130
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 1,765,544
North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 145,000 134,219

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North AR-1 Pasco Community Development District, (continued)
Special Assessment, 2021, 3.125%, 5/01/31 ............................. $ 285,000 $ 245,482
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 250,000 231,412
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 275,000 239,189
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. 985,000 746,351
Assessment Area 2, Special Assessment, 2021 A, 4%, 5/01/52 ................ 1,500,000 1,147,100
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 210,000 191,325
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 421,813
Assessment Area 2, Special Assessment, 2021, 3.375%, 11/01/41 ............. 1,500,000 1,122,286
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 2,500,000 1,927,914
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 430,368
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 783,028
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,495,000 1,153,571
d
Special Assessment, 144A, 2022, 5.25%, 5/01/32 ......................... 295,000 287,720
d
Special Assessment, 144A, 2022, 5.625%, 5/01/52 ......................... 2,000,000 1,911,446
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 450,000 431,172
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 769,920
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 972,045
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 1,581,324
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,670,000 1,522,878
Special Assessment, 2020 A-3, 4.75%, 5/01/40 ........................... 2,000,000 1,812,778
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,710,807
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 5,999,558
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 749,177
Old Hickory Community Development District , Special Assessment , 2020 , 4% , 6/15/40
1,300,000 1,116,887
d
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 151,625
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 269,885
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 405,000 312,267
Palm Coast Park Community Development District ,
Special Assessment, 2022, 5%, 5/01/42 ................................. 1,000,000 959,171
Special Assessment, 2022, 5.125%, 5/01/51 ............................. 1,500,000 1,423,667
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 2.8%, 5/01/31 ........... 350,000 293,056
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 3.125%, 5/01/41 ......... 730,000 521,348
Spring Lake - Tracts 2 & 3, Special Assessment, 2021, 4%, 5/01/52 ............ 1,210,000 929,483
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 750,000 545,074
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 760,969
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 617,701
Parrish Plantation Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.5%, 5/01/26 ............. 255,000 236,508
Assessment Area One, Special Assessment, 2021, 3.125%, 5/01/31 ........... 235,000 203,835
Assessment Area One, Special Assessment, 2021, 3.5%, 5/01/41 ............. 790,000 619,790
Assessment Area One, Special Assessment, 2021, 4%, 5/01/52 ............... 1,370,000 1,051,404
Assessment Area Two, Special Assessment, 2022, 4.75%, 5/01/32 ............. 215,000 209,561
Assessment Area Two, Special Assessment, 2022, 5.375%, 5/01/42 ............ 780,000 765,679
Assessment Area Two, Special Assessment, 2022, 5.5%, 5/01/52 .............. 1,250,000 1,225,035

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ $ 100,000 $ 90,579
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 189,335
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... 1,000,000 732,693
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 925,649
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 579,600
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 1,944,121
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 800,000 811,749
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 127,935
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 582,061
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 200,000 179,893
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 163,595
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 740,000 527,919
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 2,375,000 1,830,333
Reunion East Community Development District ,
2021 Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ............. 405,000 374,466
2021 Assessment Area, Special Assessment, 2021, 2.85%, 5/01/31 ............ 400,000 337,195
2021 Assessment Area, Special Assessment, 2021, 3.15%, 5/01/41 ............ 1,455,000 1,096,800
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 .............. 4,535,000 3,508,238
Rhodine Road North Community Development District ,
Special Assessment, 2022, 2.6%, 5/01/27 ............................... 125,000 113,079
Special Assessment, 2022, 3%, 5/01/32 ................................. 190,000 159,001
Special Assessment, 2022, 3.3%, 5/01/42 ............................... 490,000 358,080
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,065,000 818,873
Ridge at Apopka Community Development District ,
Special Assessment, 2022, 5.375%, 5/01/42 ............................. 850,000 826,724
Special Assessment, 2022, 5.5%, 5/01/52 ............................... 2,150,000 2,073,528
River Glen Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 298,516
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 752,041
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 772,126
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 374,004
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 806,519
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,040,022
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/23 ..................... 150,000 148,991
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ..................... 250,000 243,831
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ..................... 150,000 143,724
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ..................... 1,000,000 852,902
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ..................... 1,000,000 768,587
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 250,000 239,540
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 430,084
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 730,351
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 902,767
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 1,010,000 902,957
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,005,000 923,277
e
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. $ 205,000 $ 174,845
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 703,026
d
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 165,000 151,824
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 255,871
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 586,508
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 699,163
Rivington Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,700,000 1,354,605
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 430,000 379,631
Special Assessment, 2022, 4%, 5/01/52 ................................. 4,365,000 3,347,907
Rolling Hills Community Development District ,
Special Assessment, 2022 A-1, 4%, 5/01/52 .............................. 945,000 724,804
Special Assessment, 2022 A-2, Refunding, 3.65%, 5/01/32 ................... 1,000,000 880,265
d
Rolling Oaks Community Development District , 2022 Assessment Area , Special
Assessment , 144A, 2022 , 6.5% , 5/01/53 ................................ 1,500,000 1,521,408
Rustic Oaks Community Development District ,
Special Assessment, 2022, 3.2%, 5/01/32 ............................... 1,000,000 851,576
Special Assessment, 2022, 3.45%, 5/01/42 .............................. 2,000,000 1,549,583
Special Assessment, 2022, 4%, 5/01/52 ................................. 3,950,000 3,038,928
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 217,150
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 517,705
Special Assessment, 2020, 4%, 6/15/50 ................................. 785,000 610,412
Special Assessment, 2022, 3.1%, 12/15/32 .............................. 300,000 250,101
Special Assessment, 2022, 3.35%, 12/15/41 ............................. 485,000 358,687
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. 190,000 156,846
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 400,000 283,845
Special Assessment, 2021, 4%, 5/01/52 ................................. 770,000 591,079
Sandmine Road Community Development District ,
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 263,491
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 819,277
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... 2,020,000 1,506,272
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... 200,000 181,160
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 379,631
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 866,948
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 750,000 578,365
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 400,000 372,646
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 659,927
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 740,000 591,552
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 566,707
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,490,000 1,321,112
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 1,911,467
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,264,938
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 2,590,216
Special Assessment, 2021, 4.25%, 5/01/53 .............................. 6,015,000 4,812,945
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 416,389
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 968,450

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Scenic Highway Community Development District, (continued)
Special Assessment, 2020, 4%, 5/01/51 ................................. $ 1,250,000 $ 963,788
Scenic Terrace South Community Development District ,
Special Assessment, 2022, 3.75%, 5/01/27 .............................. 500,000 476,147
Special Assessment, 2022, 4.125%, 5/01/32 ............................. 750,000 704,128
Special Assessment, 2022, 4.5%, 5/01/42 ............................... 3,305,000 2,921,514
Special Assessment, 2022, 4.625%, 5/01/53 ............................. 3,385,000 2,887,130
d
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 264,948
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 344,642
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 618,146
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 506,277
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 321,548
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 775,230
Silver Palms West Community Development District ,
Special Assessment, 2022, 2.6%, 6/15/27 ............................... 410,000 369,908
Special Assessment, 2022, 3%, 6/15/32 ................................. 765,000 638,569
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 1,750,000 1,335,098
Special Assessment, 2022, 4%, 6/15/52 ................................. 2,170,000 1,667,681
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 220,000 209,712
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 448,301
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,178,650
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 1,869,100
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 230,000 212,348
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 214,913
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 555,554
Assessment Area 2, Special Assessment, 2021, Refunding, 4%, 5/01/52 ........ 2,050,000 1,572,327
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 285,000 263,127
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 443,509
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ 805,000 596,295
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,192,011
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 925,009
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 655,000 502,378
Somerset Community Development District ,
Special Assessment, 2022, Refunding, 4%, 5/01/32 ........................ 750,000 698,240
Special Assessment, 2022, Refunding, 4.2%, 5/01/37 ....................... 1,000,000 901,938
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. 175,000 146,998
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 368,369
Assessment Area 1, Special Assessment, 2021, 4%, 6/15/51 ................. 500,000 386,606
Southern Groves Community Development District No. 5 ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 340,000 312,851
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 410,000 343,294
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,300,000 922,495
Special Assessment, 2021, 4%, 5/01/48 ................................. 730,000 575,133
g
Special Assessment, 2022-1, 6%, 5/01/49 ............................... 1,000,000 1,007,778
d
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 1,930,000 1,576,626
St. Johns County Industrial Development Authority , Life Care Ponte Vedra Obligated
Group , Revenue , 2021 A , Refunding , 4% , 12/15/46 ........................ 1,950,000 1,448,917
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 170,000 156,689
Special Assessment, 2021, 3%, 5/01/31 ................................. 250,000 213,226

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Stellar North Community Development District, (continued)
Special Assessment, 2021, 3.2%, 5/01/41 ............................... $ 885,000 $ 639,587
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,225,000 1,707,989
d
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 300,000 275,007
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 276,456
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 981,250
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 1,750,000 1,358,065
d
Stonewater Community Development District ,
Special Assessment, 144A, 2021, 3%, 11/01/32 ........................... 250,000 207,045
Special Assessment, 144A, 2021, 3.3%, 11/01/41 .......................... 635,000 466,536
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 1,000,000 770,498
Stoneybrook North Community Development District , Assessment Area Two , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,835,000 1,880,850
d
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 429,960
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 764,420
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,109,778
Storey Creek Community Development District ,
Assessment Area Two, Special Assessment, 2022, 5%, 6/15/32 ............... 240,000 240,537
Assessment Area Two, Special Assessment, 2022, 5.2%, 6/15/42 .............. 615,000 601,703
Assessment Area Two, Special Assessment, 2022, 5.375%, 6/15/52 ............ 1,000,000 976,831
Storey Drive Community Development District ,
Special Assessment, 2022, 2.55%, 6/15/27 .............................. 200,000 179,575
Special Assessment, 2022, 3%, 6/15/32 ................................. 375,000 312,203
Special Assessment, 2022, 3.25%, 6/15/42 .............................. 900,000 664,640
Special Assessment, 2022, 4%, 6/15/52 ................................. 3,000,000 2,342,893
d
Storey Park Community Development District ,
Assessment Area 4, Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......... 230,000 193,197
Assessment Area 4, Special Assessment, 144A, 2021, 3.3%, 6/15/41 ........... 620,000 462,511
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 165,000 140,729
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 430,000 318,518
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 330,000 254,396
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 195,000 180,034
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 172,605
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 541,139
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 1,000,000 766,480
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 146,179
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 564,509
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 702,975
d
Special Assessment, 144A, 2021, 2.75%, 5/01/31 ......................... 175,000 145,938
d
Special Assessment, 144A, 2021, 3.15%, 5/01/41 ......................... 700,000 505,140
d
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 1,750,000 1,351,231
Sunbridge Stewardship District ,
Del Webb Project Assessment, Special Assessment, 2022, 5%, 5/01/32 ......... 350,000 350,213
Del Webb Project Assessment, Special Assessment, 2022, 5.4%, 5/01/42 ....... 925,000 919,454
Del Webb Project Assessment, Special Assessment, 2022, 5.5%, 5/01/52 ....... 1,725,000 1,705,076
Weslyn Park Project Assessment, Special Assessment, 2022, 4.2%, 5/01/27 ..... 430,000 419,164
Weslyn Park Project Assessment, Special Assessment, 2022, 4.6%, 5/01/32 ..... 460,000 442,622
Weslyn Park Project Assessment, Special Assessment, 2022, 5.2%, 5/01/42 ..... 1,000,000 948,433
Weslyn Park Project Assessment, Special Assessment, 2022, 5.35%, 5/01/52 .... 2,000,000 1,884,322
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 157,787

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Tamarindo Community Development District, (continued)
Special Assessment, 2021, 3.375%, 5/01/41 ............................. $ 820,000 $ 616,674
Special Assessment, 2021, 4%, 5/01/51 ................................. 680,000 527,576
Tern Bay Community Development District ,
Special Assessment, 2022, 3.4%, 6/15/32 ............................... 1,650,000 1,426,385
Special Assessment, 2022, 4%, 6/15/42 ................................. 3,600,000 2,980,756
Special Assessment, 2022, 4%, 6/15/52 ................................. 6,500,000 4,987,286
Timber Creek Southwest Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 400,000 361,956
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 631,116
Assessment Area 2, Special Assessment, 2021, 3.3%, 12/15/41 ............... 2,175,000 1,606,300
Assessment Area 2, Special Assessment, 2021, 4%, 12/15/51 ................ 4,085,000 3,163,105
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 181,107
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 605,307
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,785,000 1,379,044
Tolomato Community Development District ,
Special Assessment, 2022 B, Refunding, 3%, 5/01/32 ...................... 1,500,000 1,255,756
Special Assessment, 2022 C, Refunding, 3.2%, 5/01/32 ..................... 1,500,000 1,270,855
Assessment Area One, Special Assessment, 2022-1, 3.3%, 5/01/32 ............ 515,000 440,108
Assessment Area One, Special Assessment, 2022-1, 4%, 5/01/52 ............. 1,970,000 1,512,242
Assessment Area Two, Special Assessment, 2022-2, 3.3%, 5/01/32 ............ 195,000 166,643
Assessment Area Two, Special Assessment, 2022-2, 4%, 5/01/51 ............. 665,000 513,464
d
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 410,000 367,924
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 893,071
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 771,116
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 390,000 357,647
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 369,600
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,400,000 1,074,690
d
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 208,195
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... 880,000 697,025
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,351,874
Triple Creek Community Development District ,
d
Special Assessment, 144A, 2021, 2.375%, 11/01/26 ........................ 145,000 131,723
d
Special Assessment, 144A, 2021, 2.875%, 11/01/31 ........................ 450,000 374,701
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 210,906
d
Special Assessment, 144A, 2021, 3.125%, 11/01/41 ........................ 1,190,000 850,174
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 560,822
Special Assessment, 2021, 4%, 11/01/50 ................................ 750,000 582,112
d
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 2,520,000 1,941,656
Tuckers Pointe Community Development District ,
Special Assessment, 2022, 3%, 5/01/27 ................................. 310,000 286,447
Special Assessment, 2022, 3.375%, 5/01/32 ............................. 565,000 488,422
Special Assessment, 2022, 3.625%, 5/01/32 ............................. 4,500,000 3,952,931
Special Assessment, 2022, 4%, 5/01/42 ................................. 1,505,000 1,247,010
Special Assessment, 2022, 4%, 5/01/52 ................................. 1,500,000 1,150,483
Two Rivers North Community Development District ,
Special Assessment, 2022, 4.625%, 5/01/27 ............................. 100,000 98,430
Special Assessment, 2022, 4.875%, 5/01/32 ............................. 380,000 370,827
Special Assessment, 2022, 5.125%, 5/01/42 ............................. 1,540,000 1,475,975
Special Assessment, 2022, 5.25%, 5/01/52 .............................. 2,000,000 1,885,801

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Two Rivers West Community Development District ,
Special Assessment, 2022, 3%, 1/15/23 ................................. $ 2,000,000 $ 1,995,258
d,g
Special Assessment, 144A, 2022, 6%, 5/01/43 ............................ 1,025,000 1,027,283
d,g
Special Assessment, 144A, 2022, 6.25%, 5/01/53 ......................... 1,000,000 1,002,194
d
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 105,000 88,978
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 315,000 231,550
Assessment Area 3, Special Assessment, 144A, 2021, 4%, 5/01/51 ............ 365,000 281,426
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 345,528
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 974,616
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,500,000 1,149,424
d
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 333,440
d
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,506,788
d
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ............ 3,500,000 2,698,180
d
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 340,000 313,905
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 395,000 339,563
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 990,000 760,466
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,445,000 1,113,070
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 560,469
Phase 2 Assessment Area, Special Assessment, 2022, 6.45%, 11/01/42 ......... 1,000,000 1,029,431
Phase 2 Assessment Area, Special Assessment, 2022, 6.625%, 11/01/52 ........ 1,475,000 1,522,461
Viera Stewardship District ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 500,000 458,522
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 800,000 669,842
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,750,000 1,257,859
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,715,000 1,308,033
Village Community Development District No. 10 ,
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,515,000 1,523,476
Special Assessment, 2014, 6%, 5/01/44 ................................. 6,415,000 6,449,107
Village Community Development District No. 13 ,
d
Special Assessment, 144A, 2020, 3.5%, 5/01/51 .......................... 16,615,000 10,990,841
Special Assessment, 2021, 2.85%, 5/01/36 .............................. 1,735,000 1,262,365
Special Assessment, 2021, 3%, 5/01/41 ................................. 2,500,000 1,681,348
Special Assessment, 2021, 3.25%, 5/01/52 .............................. 5,500,000 3,395,296
Village Community Development District No. 14 , Special Assessment , 2022 , 5.5% ,
5/01/53 ......................................................... 13,000,000 13,109,478
Villages of Glen Creek Community Development District ,
Assessment Area Four, Special Assessment, 2022 A, 4.625%, 5/01/27 .......... 100,000 98,741
Assessment Area Four, Special Assessment, 2022 A, 4.875%, 5/01/32 .......... 250,000 245,367
Assessment Area Four, Special Assessment, 2022 A, 5.125%, 5/01/42 .......... 710,000 680,076
Assessment Area Four, Special Assessment, 2022 A, 5.25%, 5/01/53 ........... 1,250,000 1,182,891
Assessment Area Three, Special Assessment, 2022, Refunding, 2.7%, 5/01/27 ... 135,000 122,404
Assessment Area Three, Special Assessment, 2022, Refunding, 3.15%, 5/01/32 .. 210,000 178,058
Assessment Area Three, Special Assessment, 2022, Refunding, 3.45%, 5/01/42 .. 550,000 406,315
Assessment Area Three, Special Assessment, 2022, Refunding, 4%, 5/01/52 ..... 1,205,000 927,065
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 211,892
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 521,922
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 772,126
Phase 4 Project, Special Assessment, 2022, 3.25%, 5/01/27 ................. 175,000 163,222
Phase 4 Project, Special Assessment, 2022, 3.625%, 5/01/32 ................ 250,000 220,374
Phase 4 Project, Special Assessment, 2022, 4%, 5/01/42 .................... 670,000 555,126

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Villamar Community Development District, (continued)
Phase 4 Project, Special Assessment, 2022, 4.125%, 5/01/52 ................ $ 500,000 $ 392,684
g
Waterset South Community Development District , Special Assessment , 2022 , 6.1% ,
5/01/53 ......................................................... 665,000 670,140
West Port Community Development District ,
d
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 357,375
d
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 839,655
d
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,184,578
Assessment Area One, Special Assessment, 2021, 2.4%, 5/01/26 ............. 200,000 184,207
Assessment Area One, Special Assessment, 2021, 3%, 5/01/31 ............... 570,000 487,208
Assessment Area One, Special Assessment, 2021, 3.4%, 5/01/41 ............. 1,470,000 1,099,929
Assessment Area Three, Special Assessment, 2022, 5.125%, 5/01/42 .......... 360,000 340,916
Assessment Area Three, Special Assessment, 2022, 5.25%, 5/01/52 ........... 585,000 547,627
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 205,000 189,267
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 172,268
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 609,240
Unit of Development No. 7, Special Assessment, 2021, 4%, 5/01/51 ............ 1,050,000 814,936
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 160,000 147,720
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 452,203
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,000,000 761,550
Unit of Development No. 8, Special Assessment, 2021, 4%, 5/01/51 ............ 1,855,000 1,439,720
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 250,000 231,930
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 299,715
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,000,000 765,524
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,250,000 961,119
Westview North Community Development District ,
Special Assessment, 2022, 5.75%, 6/15/42 .............................. 1,000,000 1,003,612
Special Assessment, 2022, 6%, 6/15/52 ................................. 1,250,000 1,257,171
Willows Community Development District ,
Special Assessment, 2022, 4.7%, 5/01/29 ............................... 385,000 384,645
Special Assessment, 2022, 5.625%, 5/01/42 ............................. 1,440,000 1,456,703
Special Assessment, 2022, 5.75%, 5/01/52 .............................. 1,200,000 1,211,653
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 220,000 202,433
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 211,853
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 695,357
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 1,500,000 1,150,483
Windward Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 25,000 23,954
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 118,346
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 550,148
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 417,371
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 1,300,000 1,201,197
Wiregrass II Community Development District ,
Assessment Area One, Special Assessment, 2020, 3.125%, 5/01/30 ........... 645,000 566,505
Assessment Area One, Special Assessment, 2020, 3.7%, 5/01/40 ............. 1,680,000 1,337,407
Assessment Area One, Special Assessment, 2020, 3.875%, 5/01/50 ........... 1,960,000 1,493,504
Assessment Area Two, Special Assessment, 2022, 5.25%, 5/01/52 ............. 1,000,000 932,078
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 175,000 161,569
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 160,000 136,464
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 675,000 504,423

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Zephyr Lakes Community Development District, (continued)
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. $ 960,000 $ 744,736
809,182,627
Georgia 1.2%
e
Baldwin County Hospital Authority , Oconee Regional Medical Center Obligated Group ,
Revenue , 1998 , 5.375% , 12/01/28 ..................................... 1,470,000 15
d
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,607,373
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 8,788,641
d
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 8,524,488
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 5,375,000 6,023,019
d
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,339,783
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 8,323,809
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 5,000,000 5,230,727
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,282,087
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 10,000,000 10,796,863
Revenue, 2019 A, 5%, 5/15/49 ........................................ 6,000,000 6,007,757
61,924,562
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,329,674
Illinois 2.6%
Chicago Board of Education ,
GO, 2022 A, 4%, 12/01/47 ........................................... 14,765,000 12,056,668
GO, 2022 A, 5%, 12/01/47 ........................................... 4,915,000 4,590,420
GO, 2022 B, Refunding, 4%, 12/01/40 .................................. 2,500,000 2,167,277
City of Belleville ,
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.25%, 7/01/29 ................. 775,000 677,137
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.75%, 7/01/41 ................. 1,000,000 783,263
Illinois Finance Authority ,
e
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/43 .................... 3,000,000 30
e
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/53 .................... 3,075,000 31
d
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 11,410,819
d
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,062,673
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 1,735,000 1,772,809
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 3,828,024
Plymouth Place Obligated Group, Revenue, 2022 A, 6.75%, 5/15/58 ........... 3,000,000 3,078,505
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,545,887
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 1,927,640
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 3,244,584
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 8,357,393
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 10,810,000 9,146,316

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... $ 3,900,000 $ 4,241,582
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... 10,000,000 5,638,165
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 6,053,509
State of Illinois ,
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 1,712,842
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,279,254
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,335,633
GO, 2019 C, 4%, 11/01/43 ........................................... 2,515,000 2,193,937
GO, 2020, 5.75%, 5/01/45 ........................................... 7,420,000 7,823,762
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 1,899,944
GO, 2020 C, 4%, 10/01/37 ........................................... 5,400,000 5,003,640
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 4,818,536
GO, 2020 C, 4%, 10/01/39 ........................................... 2,545,000 2,310,182
GO, 2022 C, 5.5%, 10/01/40 ......................................... 6,250,000 6,652,641
GO, 2022 C, 5.5%, 10/01/44 ......................................... 4,645,000 4,883,734
d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 8,568,232
d
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 3,035,000 2,536,870
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,282,753
137,884,692
Indiana 0.5%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,262,154
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,157,740
d
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,639,718
d
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,886,701
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2013 A, Refunding, 7%, 11/15/43 .. 5,000,000 5,163,382
University of Evansville, Revenue, 2022 B, 7%, 9/01/32 ..................... 4,000,000 3,719,254
d
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,818,965
24,647,914
Iowa 0.3%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 8,500,000 8,058,930
Northcrest Obligated Group, Revenue, 2018 A, 5%, 3/01/48 .................. 7,500,000 6,672,676
14,731,606
Kansas 0.1%
City of Manhattan ,
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/36 ............................................ 1,000,000 841,430
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/46 ............................................ 1,150,000 863,408
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,630,000 1,461,009
3,165,847

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 0.6%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/39 ........................... $ 10,000,000 $ 11,055,020
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/43 ........................... 5,000,000 5,517,683
d
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 19,650,000 12,559,991
29,132,694
Louisiana 1.4%
Juban Trails Community Development District ,
Special Assessment, 2022, 3.375%, 6/01/27 ............................. 100,000 93,277
Special Assessment, 2022, 4.25%, 6/01/51 .............................. 1,235,000 1,006,504
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 365,000 337,479
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 589,439
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,127,457
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 1,650,824
Special Assessment, 2022, 5.375%, 6/01/42 ............................. 730,000 726,074
Special Assessment, 2022, 5.5%, 6/01/52 ............................... 1,425,000 1,410,631
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,230,000 2,186,685
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,376,502
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 4,328,299
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,011,034
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,316,730 3,308,405
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,260,000 1,687,694
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 5,910,000 4,891,983
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,825,000 1,646,241
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C, 5.5%, 10/01/61 . 6,300,000 4,579,614
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,044,095
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,685,000 1,668,457
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 60,000 64,159
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 4,839,711
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,269,481
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 9,527,794
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,061,083
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,201,507
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,590,361
75,224,790
Maryland 0.2%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,253,190
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 2,500,000 2,463,605
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 681,209
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,175,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
County of Frederick, (continued)
d
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ $ 1,155,000 $ 1,086,829
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 355,000 313,026
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 500,000 436,758
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/56 . 1,000,000 977,674
8,387,291
Massachusetts 0.0%
†
d
Massachusetts Development Finance Agency , North Hill Communities, Inc. Obligated
Group , Revenue , 144A, 2013 A , Pre-Refunded , 6.25% , 11/15/28 .............. 1,284,000 1,324,716
Michigan 0.7%
City of Detroit ,
GO, 2021 A, 5%, 4/01/31 ............................................ 480,000 505,136
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2001
B, NATL Insured, 5.5%, 7/01/29 ..................................... 5,000,000 5,474,679
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 15,000 15,031
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
2,215,000 2,220,769
Kalamazoo Economic Development Corp. ,
d
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 900,000 849,498
d
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 3,015,000 2,456,570
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 967,698
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 7,203,192
Michigan Finance Authority ,
d
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 1,300,000 1,304,143
d
Thomas M Cooley Law School, Revenue, 144A, 2014, 6.75%, 7/01/44 .......... 3,805,000 3,815,408
Tobacco Settlement, Revenue, Senior Lien, 2020 B-2, 2, Refunding, Zero Cpn.,
6/01/65 ........................................................ 100,000,000 8,484,440
d
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 710,000 670,159
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 770,767
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,124,400
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 2,936,145
38,798,035
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,549,881
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 915,778
Housing & Redevelopment Authority of The City of St. Paul Minnesota ,
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/33 ... 200,000 169,586
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/35 ... 350,000 288,521
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/36 ... 100,000 81,306
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/42 ... 1,260,000 947,747

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
d
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. $ 1,300,000 $ 1,216,966
6,169,785
Mississippi 0.4%
d
Mississippi Development Bank ,
County of Hancock, Revenue, 144A, 2019, 4.55%, 11/01/39 .................. 2,035,000 1,805,309
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 817,932
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/35 800,000 714,956
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 748,561
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/41 3,000,000 2,475,528
Mississippi Home Corp. ,
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 4,638,881
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 5,478,839
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,515,000 3,765,065
20,445,071
Missouri 0.3%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,170,000 4,321,805
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 259,447
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,073,362
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 866,042
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 2,889,122
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,740,000 3,873,449
14,283,227
Montana 0.0%
†
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 1,000,000 1,013,264
Nevada 1.2%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 905,000 823,164
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,627,155
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,130,000 8,013,519
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 170,460
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 168,365
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 166,522
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 389,554
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,150,000 943,315
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 210,000 171,060
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 770,868
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,380,000 1,400,303
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,595,000 1,609,235
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,010,000 1,014,050
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 440,000 390,983

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
City of Las Vegas, (continued)
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... $ 740,000 $ 627,491
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 995,000 950,198
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 414,286
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 625,096
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 650,000 469,542
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,425,000 915,590
d
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 16,000,000 1,891,416
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,030,000 1,031,159
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 980,000 980,585
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,120,000 2,133,908
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3%, 9/01/36 ............................... 315,000 235,028
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 3.5%, 9/01/45 .............................. 750,000 536,331
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch,
Special Assessment, 2022, 4%, 9/01/51 ............................... 500,000 387,488
d
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 9,726,661 9,958,944
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,047,563
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/38 ................................ 1,000,000 977,084
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/48 ................................ 1,500,000 1,381,254
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 2,690,000 2,777,978
Revenue, 2020, 5%, 7/01/40 ......................................... 3,475,000 3,479,149
Revenue, 2020, 5%, 7/01/51 ......................................... 7,250,000 7,077,823
62,556,466
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 92,084
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,144,402
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 2,333,871
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 4,835,603
9,405,960
New Jersey 2.0%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 481,911
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,016,388
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 1,949,868
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 4,635,958
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 25,083,305
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 8,480,000 8,509,671
d
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,274,666
New Jersey Transportation Trust Fund Authority , Revenue , 2008 A , Zero Cpn.,
12/15/38 ........................................................ 46,750,000 21,141,799
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... 9,500,000 9,319,751
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 7,000,000 7,053,109

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Tobacco Settlement Financing Corp., (continued)
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... $ 25,000,000 $ 24,194,525
106,660,951
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 480,947
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 419,510
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,081,728
d
Winrock Town Center Tax Increment Development District No. 1 ,
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4%, 5/01/33 .............. 1,000,000 868,231
Tax Allocation, Senior Lien, 144A, 2022, Refunding, 4.25%, 5/01/40 ............ 2,750,000 2,257,545
5,107,961
New York 6.0%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/45 ...................................... 2,000,000 1,833,836
Metropolitan Transportation Authority ,
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 4,765,000 4,804,258
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 6,867,763
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 16,170,000 15,763,281
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 37,695,000 36,986,948
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 39,500,000 39,895,557
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 33,186,964
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014 , F , Refunding , 4.5% , 2/15/48 ............................. 4,825,000 4,753,171
New York Liberty Development Corp. ,
d
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 15,014,661
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 60,000,000 65,916,084
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 10,380,000 10,628,289
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 15,140,785
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 1,570,000 1,468,189
American Airlines, Inc., Revenue, 2021, Refunding, 3%, 8/01/31 ............... 4,500,000 4,025,759
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 41,508,897
d
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 59,000,000 15,843,736
313,638,178
North Carolina 0.2%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014 A, Pre-Refunded, 5.25%, 1/01/41 2,720,000 2,544,999
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 2,784,443
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 982,290
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 931,669
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,371,755
8,615,156
North Dakota 0.3%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,712,787
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 3,130,000 2,861,235
d
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 1,717,912

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
d
County of Grand Forks, (continued)
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. $ 14,000,000 $ 7,886,410
15,178,344
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 18,022,309
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 27,800,000 25,510,036
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,451,526
Cleveland-Cuyahoga County Port Authority ,
d
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,176,038
d
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,250,000 978,033
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 708,248
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 711,060
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 9,733,346
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 2,711,330
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 7,720,331
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding,
6.625%, 12/01/42 ................................................ 10,000,000 9,940,604
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2022, Refunding, 6.75%,
12/01/52 ....................................................... 17,000,000 16,794,286
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,292,372
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,126,908
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,360,082
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 40,359,176
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 965,989
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 928,448
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,303,088
d
State of Ohio ,
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 4,569,509
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 13,186,783
164,549,502
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,010,821
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 10,284,137
11,294,958
Oregon 0.4%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 459,506

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Clackamas County Hospital Facility Authority, (continued)
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. $ 1,250,000 $ 1,109,777
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,338,532
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.4%, 10/01/44 ..... 3,000,000 2,932,082
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.5%, 10/01/49 ..... 5,500,000 5,386,258
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 2,887,987
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 3,546,064
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 6,115,000 4,742,086
22,402,292
Pennsylvania 1.9%
d
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, 5%, 5/01/32 .................................... 11,975,000 11,654,271
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 2,946,468
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 4,682,795
Revenue, 144A, 2022, 5.25%, 5/01/42 .................................. 6,275,000 5,829,504
Chester County Industrial Development Authority ,
d
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,245,000 3,463,778
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,519,625
d
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 325,000 315,194
d
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 941,267
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,072,012
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 3,771,576
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 867,420
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,008,644
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 3,784,360
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 2,449,880
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 795,676
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 936,939
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,267,564
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 620,589
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 1,695,296
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 5,572,665
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 17,891,496
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 22,249,918
Philadelphia Authority for Industrial Development ,
Evangelical Services for the Aging Obligated Group, Revenue, A, Refunding, 5%,
7/01/49 ........................................................ 3,000,000 2,478,004
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/51 ........................................................ 1,600,000 1,169,050
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/56 ........................................................ 850,000 598,317
101,582,308

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
d
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 $ 14,400,000 $ 9,248,252
d
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 25,550,000 15,631,679
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,439,265
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 2,927,548
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 9,379,612
38,626,356
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 7,110,000 6,261,993
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 2,650,725
8,912,718
Tennessee 1.2%
d
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 948,840
Cleveland Forward Phase Two LLC, Revenue, 144A, 2022 B, 6.25%, 4/01/41 .... 1,000,000 948,840
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/27 ................................................... 19,365,000 16,350,382
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/28 ................................................... 19,400,000 15,731,563
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/29 ................................................... 19,365,000 15,061,342
Ballad Health Obligated Group, Revenue, 2000 A, Refunding, NATL Insured, Zero
Cpn., 7/01/30 ................................................... 19,370,000 14,434,855
d
Nashville Metropolitan Development & Housing Agency , Fifth + Broadway
Redevelopment Area , Tax Allocation , 144A, 2018 , 5.125% , 6/01/36 ............ 900,000 908,791
64,384,613
Texas 9.0%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,119,960
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 1,771,095
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,306,429
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,186,518
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,182,762
d
City of Anna ,
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
3.75%, 9/15/31 .................................................. 300,000 251,345
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.5%, 9/15/31 ................................................... 157,000 142,436
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4%, 9/15/41 .................................................... 867,000 716,703
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.25%, 9/15/51 .................................................. 1,406,000 1,129,329
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
5%, 9/15/51 .................................................... 503,000 439,989
d
City of Aubrey ,
Jackson Ridge Public Improvement District, Special Assessment, 144A, 2022,
5.25%, 9/01/32 .................................................. 852,000 855,921

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Aubrey, (continued)
Jackson Ridge Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/01/45 ........................................................ $ 1,803,000 $ 1,823,152
City of Celina ,
d
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 4.875%,
9/01/42 ........................................................ 804,000 745,302
d
Celina Hills Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/51 ........................................................ 1,120,000 1,003,890
d
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.25%, 9/01/40 .................................................. 230,000 202,435
d
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 200,237
d
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 426,479
d
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 350,410
d
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... 605,000 508,275
d
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 476,772
d
Hillside Village Public Improvement District, Special Assessment, 144A, 2022, 2.75%,
9/01/27 ........................................................ 290,000 253,778
d
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.125%, 9/01/32 ................................................. 231,000 186,188
d
Hillside Village Public Improvement District, Special Assessment, 144A, 2022,
3.375%, 9/01/42 ................................................. 866,000 630,613
Lakes at Mustang Ranch Public Improvement District, Special Assessment, 2020,
Refunding, BAM Insured, 3%, 9/01/35 ................................. 1,020,000 853,684
d
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 2.75%, 9/01/26 ............................................. 145,000 134,158
d
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/26 .............................................. 245,000 231,688
d
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.25%, 9/01/31 ............................................. 150,000 131,284
d
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4%, 9/01/31 ................................................ 473,000 436,747
d
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 3.5%, 9/01/41 .............................................. 1,205,000 979,015
d
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.25%, 9/01/41 ............................................. 2,015,000 1,755,184
d
Parks at Wilson Creek Public Improvement District (The), Special Assessment, 144A,
2021, 4.5%, 9/01/51 .............................................. 2,501,000 2,115,218
d
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/27 .................................................. 227,000 204,156
d
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
3.625%, 9/01/32 ................................................. 336,000 287,037
d
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4%, 9/01/43 .................................................... 1,009,000 834,452
d
Sutton Fields East Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/51 ................................................. 1,033,000 829,972
d
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,795,000 1,438,938
d
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
2.875%, 9/01/27 ................................................. 115,000 101,616
d
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022,
3.25%, 9/01/32 .................................................. 250,000 204,623

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/42 ........................................................ $ 1,175,000 $ 870,956
d
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 7,000,000 5,534,113
d
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 343,763
d
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 498,000 399,347
d
Wells South Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 150,000 132,821
d
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 301,949
d
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 773,490
d
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 158,000 134,210
d
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 379,000 294,855
d
Wells South Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/01/42 ........................................................ 490,000 484,144
d
Wells South Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/01/52 ........................................................ 1,314,000 1,289,676
d
City of Crandall ,
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/31 ........................................................ 409,000 368,533
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/31 .................................................. 161,000 148,059
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/15/41 .................................................. 1,000,000 859,930
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 5%,
9/15/41 ........................................................ 1,144,000 1,048,463
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/15/51 ................................................... 2,000,000 1,672,159
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/15/51 .................................................. 750,000 684,727
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/32 ........................................................ 528,000 536,070
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/32 ........................................................ 306,000 310,059
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 5,000,000 5,087,773
River Ridge Public Improvement District, Special Assessment, 144A, 2022, 6.75%,
9/15/52 ........................................................ 1,750,000 1,798,935
h
City of Dallas , Housing Finance Corp. , Revenue , 2022 B , Zero Cpn., 12/01/62 ...... 173,445,000 11,277,168
d
City of Dayton ,
Westpointe Public Improvement District, Special Assessment, Junior Lien, 144A,
5.75%, 9/01/52 .................................................. 1,464,000 1,415,322
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 4.875%, 9/01/32 ........................................... 269,000 261,060
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.125%, 9/01/42 ........................................... 764,000 727,084
Westpointe Public Improvement District, Special Assessment, Senior Lien, 144A,
2022 A, 5.25%, 9/01/52 ............................................ 1,000,000 942,608
d
City of Elmendorf ,
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/01/31 ................................................. 398,000 322,990

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Elmendorf, (continued)
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ $ 1,205,000 $ 914,220
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,172,000 908,670
d
City of Fate ,
Monterra Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
8/15/26 ........................................................ 400,000 362,926
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
8/15/31 ........................................................ 711,000 603,742
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
8/15/41 ........................................................ 1,871,000 1,497,740
Monterra Public Improvement District, Special Assessment, 144A, 2021, 4%, 8/15/51 1,765,000 1,407,309
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 611,113
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,031,036
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,548,461
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 108,520
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 557,964
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 804,855
Williamsburg East Public Improvement District, Special Assessment, 144A, 2022,
5.875%, 8/15/42 ................................................. 1,617,000 1,590,383
Williamsburg East Public Improvement District, Special Assessment, 144A, 2022,
6%, 8/15/52 .................................................... 2,500,000 2,508,530
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.25%, 8/15/42 .................................................. 1,204,000 1,061,230
Williamsburg Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 8/15/52 ................................................. 1,100,000 934,463
d
City of Ferris ,
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.375%, 9/01/32 ................................................. 926,000 755,647
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022,
3.75%, 9/01/42 .................................................. 1,259,000 961,042
Woodstone Public Improvement District No. 2, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 1,577,000 1,233,411
d
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,465,000 1,443,426
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,227,118
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,567,933
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,185,000 1,167,550
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,474,489
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 1,843,031
d
City of Georgetown ,
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/15/32 ................................................. 409,000 367,509

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Georgetown, (continued)
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/15/42 ................................................. $ 1,060,000 $ 918,379
Parks at Westhaven Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/15/47 .................................................. 716,000 609,385
d
City of Haslet ,
Public Improvement District No. 5, Special Assessment, 144A, 2021, 2.625%,
9/01/26 ........................................................ 279,000 251,005
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.25%, 9/01/31 150,000 124,025
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.625%,
9/01/41 ........................................................ 1,271,000 968,631
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 427,300
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 364,211
City of Houston Airport System , United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 .
15,990,000 13,441,774
d
City of Hutto ,
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
2.5%, 9/01/26 ................................................... 239,000 214,771
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/01/31 ................................................. 260,000 217,623
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.5%, 9/01/41 ................................................... 1,038,000 799,699
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 171,000 155,105
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 333,846
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 795,641
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 3,479,000 2,696,532
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. 206,000 172,769
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 402,980
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 887,055
d
City of Justin ,
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3%, 9/01/31 .................................................... 500,000 430,251
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.375%, 9/01/41 ................................................. 2,812,000 2,200,072
d
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 230,000 188,494
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 429,949
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/50 . 440,000 343,415
City of Kyle ,
d
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 337,493
d
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,031,856
d
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,021,664

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
d
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 $ 375,000 $ 304,462
d
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
9/01/26 ........................................................ 224,000 199,360
d
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/31 ........................................................ 530,000 443,118
d
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,428,000 1,106,735
d
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/46 1,000,000 806,731
Kyle 57 Public Improvement District, Special Assessment, 2022, 4.75%, 9/01/32 .. 400,000 388,425
Kyle 57 Public Improvement District, Special Assessment, 2022, 5%, 9/01/42 ..... 2,105,000 1,991,671
d
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
3.875%, 9/01/32 ................................................. 500,000 451,230
d
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.125%, 9/01/41 ................................................. 1,185,000 1,041,939
d
Plum Creek North Public Improvement District, Special Assessment, 144A, 2022,
4.625%, 9/01/41 ................................................. 501,000 456,365
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 267,433
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 850,785
d
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 1,875,336
d
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 1,856,042
d
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,439,417
d
City of Lavon ,
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.5%, 9/15/27 600,000 549,908
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/15/27 ........................................................ 305,000 276,039
Elevon Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/15/32 ........................................................ 1,000,000 866,630
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/32 ........................................................ 455,000 405,246
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4%, 9/15/42 2,259,000 1,865,270
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/15/42 ........................................................ 1,000,000 847,292
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/15/52 ........................................................ 5,295,000 4,178,399
Elevon Public Improvement District, Special Assessment, 144A, 2022, 4.5%, 9/15/52 1,495,000 1,227,096
h
Lakepointe Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 1,000,000 1,010,134
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 457,184
d
City of Liberty Hill ,
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 2.625%,
9/01/27 ........................................................ 550,000 500,417
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/27 ........................................................ 225,000 209,360
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.125%,
9/01/32 ........................................................ 750,000 643,316
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.875%,
9/01/32 ........................................................ 275,000 245,167
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 3.375%,
9/01/42 ........................................................ 1,771,000 1,374,799

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Liberty Hill, (continued)
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.125%,
9/01/42 ........................................................ $ 1,097,000 $ 931,387
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/52 ........................................................ 2,500,000 2,011,279
Butler Farms Public Improvement District, Special Assessment, 144A, 2022, 4.375%,
9/01/52 ........................................................ 1,705,000 1,413,016
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 214,487
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 729,193
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,488,394
d
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 97,158
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/26 ................................................. 210,000 186,810
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 204,881
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/15/31 ........................................................ 310,000 259,723
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 524,655
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/41 ................................................. 830,000 698,181
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 793,527
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 1,225,000 999,294
d
City of Marble Falls ,
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/31 ................................................. 350,000 306,676
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.625%, 9/01/31 ................................................. 150,000 135,075
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/01/41 ................................................. 1,000,000 849,197
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.875%, 9/01/41 ................................................. 450,000 391,837
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/01/51 ................................................. 1,470,000 1,209,524
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
5.125%, 9/01/51 ................................................. 620,000 558,360
d
City of Mclendon-Chisholm ,
Special Assessment, 144A, 2021, 2.625%, 9/15/26 ......................... 155,000 139,609
Special Assessment, 144A, 2021, 3.625%, 9/15/41 ......................... 620,000 477,486
Special Assessment, 144A, 2021, 4%, 9/15/51 ............................ 865,000 682,704
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.375%,
9/15/32 ........................................................ 250,000 246,708
Sonoma Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/52 ........................................................ 2,700,000 2,581,354
d
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ 410,000 350,713
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/31 ................................................. 230,000 209,006

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Midlothian, (continued)
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. $ 1,105,000 $ 888,240
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/15/41 ........................................................ 420,000 365,815
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,316,881
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/51 .................................................. 610,000 517,808
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
4.75%, 9/15/32 .................................................. 625,000 599,889
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.5%, 9/15/32 ................................................... 309,000 298,101
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.25%, 9/15/42 .................................................. 1,516,000 1,421,872
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
6%, 9/15/42 .................................................... 750,000 734,623
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
5.375%, 9/15/52 ................................................. 2,509,000 2,339,943
Westside Preserve Public Improvement District, Special Assessment, 144A, 2022,
6.125%, 9/15/52 ................................................. 1,410,000 1,386,147
d
City of New Braunfels ,
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/26 ................................................. 220,000 204,166
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/31 .................................................. 320,000 289,739
Solms Landing Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 882,000 752,462
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/51 .................................................. 1,454,000 1,218,165
d
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 263,050
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 962,031
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 845,212
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
2.75%, 9/01/31 .................................................. 160,000 131,420
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.125%, 9/01/41 ................................................. 643,000 473,088
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 987,000 789,658
d
City of Pilot Point ,
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.25%,
9/15/32 ........................................................ 500,000 495,526
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.75%,
9/15/32 ........................................................ 200,000 197,773
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/42 ........................................................ 1,550,000 1,500,857
Creekview Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/15/52 ........................................................ 2,753,000 2,663,967
Creekview Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/15/52 ........................................................ 2,078,000 2,088,886
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/15/32 ........................................................ 500,000 494,283

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Pilot Point, (continued)
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.625%,
9/15/32 ........................................................ $ 810,000 $ 812,510
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
9/15/48 ........................................................ 4,026,000 3,917,517
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6%, 9/15/52 4,001,000 4,014,734
Mobberly Public Improvement District, Special Assessment, 144A, 2022, 6.5%,
9/15/52 ........................................................ 1,600,000 1,616,893
d
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 7,750,000 6,217,101
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,343,000 1,829,428
d
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 97,000 92,128
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 159,699
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 538,321
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 930,000 764,123
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/27 ........................................................ 201,000 191,401
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 280,000 261,050
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022, 4.25%,
9/01/42 ........................................................ 752,000 664,939
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2022,
4.375%, 9/01/52 ................................................. 1,139,000 970,649
Brookside Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/01/26 ........................................................ 84,000 76,230
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 126,000 106,086
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 246,496
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 431,000 344,932
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 4.75%,
9/01/32 ........................................................ 382,000 375,541
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
9/01/42 ........................................................ 850,000 816,438
Eastridge Public Improvement District, Special Assessment, 144A, 2022, 5.25%,
9/01/52 ........................................................ 1,376,000 1,293,266
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 175,627
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 381,346
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 541,192
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 91,881
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 383,925
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 616,000 492,755

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Princeton, (continued)
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. $ 461,000 $ 453,555
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,011,000 967,938
Winchester Public Improvement District No. 2, Special Assessment, 144A, 2022,
5.25%, 9/01/52 .................................................. 2,220,000 2,104,812
d
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 150,000 134,595
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 354,000 291,661
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ 500,000 373,042
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 529,137
d
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 175,902
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 300,000 272,063
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. 820,000 670,325
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 516,126
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 932,554
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 823,438
d
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 402,349
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 200,091
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 198,664
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 990,978
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 513,528
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 345,364
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,451,018
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 605,175
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 524,506
Creekshaw Public Improvement District, Special Assessment, 144A, 2022, 5.875%,
9/15/42 ........................................................ 589,000 582,155
Creekshaw Public Improvement District, Special Assessment, 144A, 2022, 6%,
9/15/52 ........................................................ 1,267,000 1,271,512
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.75%,
9/15/49 ........................................................ 1,495,000 1,367,705
d
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 350,166
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 850,174

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Sachse, (continued)
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ $ 1,920,000 $ 1,830,149
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,187,496
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,122,399
g
Public Improvement District No. 1, Special Assessment, 144A, 2022, 7%, 9/15/52 . 750,000 761,006
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 260,000 259,705
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 305,000 297,734
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,300,000 1,264,541
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,300,000 1,265,876
d
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
3.75%, 9/01/27 .................................................. 300,000 282,365
d
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/32 ........................................................ 425,000 389,078
d
Whisper South Public Improvement District, Special Assessment, 144A, 2022,
4.25%, 9/01/42 .................................................. 1,221,000 1,035,713
d
Whisper South Public Improvement District, Special Assessment, 144A, 2022, 4.5%,
9/01/51 ........................................................ 1,621,000 1,349,428
d
City of Santa Fe ,
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022,
4.875%, 9/01/42 ................................................. 508,000 468,565
Mulberry Farms Public Improvement District, Special Assessment, 144A, 2022, 5%,
9/01/52 ........................................................ 858,000 782,511
d
City of Sinton ,
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.375%, 9/01/27 ................................................. 381,000 361,232
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
4.75%, 9/01/32 .................................................. 660,000 612,148
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.125%, 9/01/42 ................................................. 1,000,000 931,498
Somerset Public Improvement District No. 1, Special Assessment, 144A, 2022,
5.25%, 9/01/51 .................................................. 1,250,000 1,144,817
d
City of Tomball , Raburn Reserve Public Improvement District , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ......................................... 330,000 294,366
d
City of Uhland , Watermill Public Improvement District , Special Assessment , 144A,
2022 , 6.625% , 9/01/52 .............................................. 3,000,000 3,106,280
d
City of Venus ,
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 234,000 210,311
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 208,977
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. 1,105,000 830,768
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 2,024,000 1,619,325
d
City of Waxahachie ,
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.125%,
8/15/32 ........................................................ 302,000 300,154
North Grove Public Improvement District, Special Assessment, 144A, 2022, 5.5%,
8/15/52 ........................................................ 2,395,000 2,329,911
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
2,855,000 2,866,311
d
Club Municipal Management District No. 1 ,
Improvement Area #2, Special Assessment, 144A, 2021, 2.5%, 9/01/26 ......... 175,000 158,186
Improvement Area #2, Special Assessment, 144A, 2021, 3%, 9/01/31 ........... 271,000 225,231

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Club Municipal Management District No. 1, (continued)
Improvement Area #2, Special Assessment, 144A, 2021, 3.25%, 9/01/41 ........ $ 1,012,000 $ 752,300
Improvement Area #2, Special Assessment, 144A, 2021, 4%, 9/01/50 ........... 1,420,000 1,140,899
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 3.5%, 10/01/31 . 450,000 379,275
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 5%, 10/01/50 .. 1,200,000 990,280
d
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 85,779
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 635,555
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 952,316
d
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 135,000 121,779
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 357,352
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 730,628
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 916,845
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 712,430
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ 870,000 731,778
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,061,628
d
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,065,000 6,646,654
Grand Parkway Transportation Corp. , Revenue , 2013 B , Zero Cpn., 10/01/45 ......
10,000,000 10,594,953
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,241,261
e
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 830,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 3,112,500
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,295,250
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 49,500
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 2,299,500
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 2,190,000 2,179,293
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,342,206
d
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 483,472
d
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,447,540
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 4,661,901
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,187,469
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 3,379,073
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 25,500,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,346,443
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 10,486,599
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 1,993,309
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 325,000 299,444

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... $ 120,000 $ 105,066
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 14,845,000 13,256,108
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 6,505,000 5,845,247
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 2,738,433
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 828,498
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 884,808
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 3,219,883
d
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 1,000,000 953,286
Special Assessment, 144A, 2021, 4.25%, 9/15/31 ......................... 1,500,000 1,421,721
Special Assessment, 144A, 2021, 4.75%, 9/15/41 ......................... 5,000,000 4,624,455
Special Assessment, 144A, 2021, 5%, 9/15/51 ............................ 6,250,000 5,715,549
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 220,557
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 851,780
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,160,000 964,696
North Texas Tollway Authority ,
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,697,440
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 7,500,000 9,753,567
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 12,521,868
d
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 765,000 753,327
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,069,870
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 3,908,328
e
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,710,000
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ...... 3,000,000 801,166
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ...... 5,750,000 1,445,173
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ...... 3,500,000 689,337
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ...... 4,000,000 740,976
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ...... 400,000 70,003
d
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 675,000 611,644
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 750,000 631,414
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 646,995
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 2,450,000 2,030,236
d
Town of Lakewood Village ,
Public Improvement District No. 1, Special Assessment, 144A, 2022, 4.75%, 9/15/32 445,000 427,450
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.25%, 9/15/42 1,400,000 1,314,643
Public Improvement District No. 1, Special Assessment, 144A, 2022, 5.375%,
9/15/52 ........................................................ 2,400,000 2,241,481
d
Town of Little Elm ,
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.25%,
9/01/27 ........................................................ 139,000 127,678

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Town of Little Elm, (continued)
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.5%,
9/01/32 ........................................................ $ 205,000 $ 173,100
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 3.75%,
9/01/42 ........................................................ 529,000 408,341
Spiritas East Public Improvement District, Special Assessment, 144A, 2022, 4%,
9/01/51 ........................................................ 509,000 396,826
Valencia Public Improvement District, Special Assessment, 144A, 2022, 6.125%,
9/01/32 ........................................................ 712,000 732,507
Valencia Public Improvement District, Special Assessment, 144A, 2022, 6.875%,
9/01/52 ........................................................ 2,700,000 2,794,551
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. 500,000 477,724
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 822,106
d
Travis County Development Authority ,
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 4.75%, 9/01/32 ........................................ 302,000 298,040
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 5.375%, 9/01/42 ....................................... 868,000 851,366
County of Travis Turner's Crossing Public Improvement District, Special Assessment,
144A, 2022, 5.5%, 9/01/52 ......................................... 1,244,000 1,215,399
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 215,842
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 329,379
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 368,703
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 604,697
475,016,736
Utah 0.5%
Military Installation Development Authority ,
Revenue, 2021 A-1, 4%, 6/01/52 ...................................... 3,000,000 2,214,394
Revenue, 2021 A-2, 4%, 6/01/36 ...................................... 2,250,000 1,896,237
Revenue, 2021 A-2, 4%, 6/01/41 ...................................... 7,215,000 5,717,258
Revenue, 2021 A-2, 4%, 6/01/52 ...................................... 21,745,000 15,787,623
d
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 445,489
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 735,124
26,796,125
Vermont 0.0%
†
Vermont Economic Development Authority , Wake Robin Corp. , Revenue , 2021 A ,
Refunding , 4% , 5/01/45 ............................................. 2,850,000 2,101,485
Virgin Islands 0.1%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 3,000,000 3,025,265
Virginia 0.3%
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 485,787
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 474,647
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... 1,000,000 994,281
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 3,700,000 3,495,525
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 1,843,761

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ $ 3,550,000 $ 3,252,487
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 3,652,834
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/41 ..................................... 625,000 485,878
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/47 ..................................... 1,000,000 726,638
15,411,838
Washington 1.1%
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
1,310,000 1,446,709
Washington Economic Development Finance Authority ,
e
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 608,000
e
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 2,056,800
f
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,250,000 24,053,381
d
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 15,070,000 11,098,950
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/49 .............................................. 2,750,000 2,200,002
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 1,800,000 1,402,200
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 1,842,333
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,356,152
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 6,530,988
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 4,429,228
57,024,743
West Virginia 0.1%
d
Monongalia County Commission Excise Tax District ,
Revenue, 144A, 2021 A, Refunding, 4.125%, 6/01/43 ....................... 2,250,000 1,970,468
Revenue, 144A, 2021 B, 4.875%, 6/01/43 ............................... 1,635,000 1,423,170
3,393,638
Wisconsin 2.2%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 856,181
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 5,520,204
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 7,900,000 7,215,952
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 2,749,237
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,157,719
d
Coral Academy of Science Reno, Revenue, 144A, 2022 A, 6%, 6/01/62 ......... 1,565,000 1,475,307
d
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ 815,000 759,948
d
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,213,785
d
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 1,000,000 751,084
d
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 4,000,000 2,845,718
d
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,160,577
d
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 6,806,607

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
d
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. $ 1,920,000 $ 1,693,085
d
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 13,200,000 13,200,000
d
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 279,075
d
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 849,831
d
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,048,576
d
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 C, 4.6%, 12/01/37 5,460,000 4,443,766
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 576,912
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 3,482,884
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,505,016
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 6,810,000 5,962,621
d
Ocean Academy Charter School, Revenue, 144A, 2021, 4%, 10/15/31 .......... 185,000 164,997
d
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/41 .......... 570,000 506,685
d
Ocean Academy Charter School, Revenue, 144A, 2021, 5%, 10/15/51 .......... 1,130,000 954,047
d
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/31 ................. 600,000 577,395
d
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/51 ................. 2,250,000 1,882,863
d
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/56 ................. 2,465,000 2,025,681
d
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 2,498,726
d
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... 2,000,000 1,481,506
d
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 5,220,000 5,009,186
d
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 7,852,165
d
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 1,445,175
d,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 1,595,103
d,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 18,000,000 14,458,019
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 6%, 7/01/28 ................... 175,000 138,948
Chiara Communities, Inc., Revenue, 2018 C, 6.5%, 7/01/33 .................. 300,000 211,778
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 640,627
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 5,750,000 3,748,833
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 658,828
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/51 ........ 1,000,000 703,507
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/56 ........ 1,000,000 677,176
115,785,330
U.S. Territories 9.7%
District of Columbia 0.8%
District of Columbia ,
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 2,900,000 2,975,418
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 38,218,477
41,193,895
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
7,960,000 7,646,068
Puerto Rico 8.8%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,476,279
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,500,672
Commonwealth of Puerto Rico ,
i
GO, FRN, Zero Cpn., 11/01/43 ........................................ 1 —

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ $ 872,766 $ 876,591
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 1,740,691 1,765,820
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 1,724,925 1,766,724
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 1,696,941 1,739,466
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 1,648,225 1,693,034
GO, 2022 A-1, 4%, 7/01/33 .......................................... 1,562,950 1,361,861
GO, 2022 A-1, 4%, 7/01/35 .......................................... 8,466,884 7,220,644
GO, 2022 A-1, 4%, 7/01/37 .......................................... 10,929,915 9,134,929
GO, 2022 A-1, 4%, 7/01/41 .......................................... 1,769,144 1,421,908
GO, 2022 A-1, 4%, 7/01/46 .......................................... 21,788,775 16,828,519
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 520,047 477,896
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 2,011,366 1,104,081
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
41,597,885 34,838,229
d
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/28 .......................... 17,705,000 17,919,059
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/33 .......................... 4,295,000 4,312,669
Revenue, 144A, 2021 B, Refunding, 5%, 7/01/37 .......................... 35,000,000 34,485,927
Revenue, 144A, 2021 B, Refunding, 4%, 7/01/42 .......................... 2,500,000 2,119,361
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 15,000,000 14,401,935
e
Puerto Rico Electric Power Authority ,
Revenue, 1, 10%, 1/01/21 ........................................... 6,000,000 4,680,000
Revenue, 2013 A, 7.25%, 7/01/30 ..................................... 25,000,000 19,062,500
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 29,750,000 22,535,625
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 3,787,500
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 5,500,000 4,290,000
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 5,500,000 4,290,000
Revenue, E-2, 10%, 7/01/21 ......................................... 6,000,000 4,680,000
Revenue, E-3, 10%, 1/01/22 ......................................... 1,989,500 1,551,810
Revenue, E-4, 10%, 7/01/22 ......................................... 1,989,499 1,551,809
Revenue, XX, 5.75%, 7/01/36 ........................................ 23,620,000 17,715,000
Revenue, XX, 5.25%, 7/01/40 ........................................ 10,895,000 8,089,538
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 694,203
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 9,080,000 8,762,717
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 16,835,000 17,439,269
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 366,013
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 62,090,000 58,911,656
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 25,400,000 6,401,438
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 241,837,000 45,504,582
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 49,093,000 44,474,355

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... $ 26,041,000 $ 23,804,268
464,037,887
Total U.S. Territories .................................................................... 512,877,850
Total Municipal Bonds (Cost $5,420,071,229) ...................................
5,069,252,610
Total Long Term Investments (Cost $5,590,336,192) .............................
5,228,894,523
a
a a a a
a
Total Investments (Cost $5,590,336,192) 99.5% ..................................
$5,228,894,523
Other Assets, less Liabilities 0.5% .............................................
27,515,509
Net Assets 100.0% ...........................................................
$5,256,410,032
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $1,507,756,994, representing 28.7% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The maturity date shown represents the mandatory put date.
g
Security purchased on a when-issued basis.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Louisiana Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 329,283
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 947,508
Louisiana 91.1%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 1,000,804
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 450,956
Calcasieu Parish School District No. 23 ,
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 687,699
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,065,936
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,088,274
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,081,727
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,014,703
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 751,449
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,131,713
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,189,009
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
1,280,000 1,335,189
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 4,698,499
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 4,899,531
City of New Orleans ,
GO, 2021 A, 5%, 12/01/39 ........................................... 6,000,000 6,401,926
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 1,774,511
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,185,005
City of Ruston , Sales Tax , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...........
1,085,000 1,155,469
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,218,344
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 3,707,995
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,250,388
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,235,377
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 4,817,111
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 852,294
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,188,316
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 1,004,533
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,995,494
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,394,033
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 231,061
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 181,170
Livingston Parish School Board ,
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/30 ................. 500,000 534,669
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/31 ................. 1,300,000 1,389,911
Sales & Use Tax, Revenue, 2021 A, Refunding, 4%, 5/01/32 ................. 1,500,000 1,586,761
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... 875,000 887,231

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Correctional Facilities Corp., (continued)
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... $ 1,305,000 $ 1,285,331
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... 620,000 508,378
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,975,000 1,476,282
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 2,000,000 1,455,025
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,092,060
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,298,756
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 2,396,875
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 807,520
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 623,339
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 6,112,337
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 720,420
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,225,000 901,164
a
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 2,000,000 1,544,103
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 2,900,000 2,132,034
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 250,000 185,515
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 221,200 159,855
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 309,471 220,496
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 249,529 177,735
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 2,741,816
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 3,569,524
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,004,955
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,037,123
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/41 ....................................... 500,000 467,592
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/43 ....................................... 500,000 459,759
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/30 .................................................... 1,020,000 1,049,957
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/31 .................................................... 1,065,000 1,098,009
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/32 .................................................... 1,100,000 1,130,694
University of Louisiana System Board of Supervisors, Revenue, 2022, Refunding,
4%, 5/01/33 .................................................... 1,155,000 1,177,813
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,104,992
Louisiana Public Facilities Authority ,
Revenue, 2017 A, 4%, 12/15/50 ....................................... 1,940,000 1,770,826
Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ........................... 60,000 63,124
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,089,984
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,099,326
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 37,035
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 10,221,752
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,000,000 4,608,138
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 6,600,133

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ $ 2,310,000 $ 2,338,599
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 1,875,686
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 3,460,000 3,152,988
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... 2,850,000 2,539,146
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 2,500,000 2,535,362
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 32,080
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 21,386
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 12,000,000 12,284,142
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 1,897,547
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,375,000
Tulane University, Revenue, 2013 B, 5%, 10/01/37 ......................... 5,540,000 5,562,537
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,095,779
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,040,391
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,151,899
Louisiana State Transportation Authority , Revenue , 2013 A , Pre-Refunded , 5% , 8/15/38
4,500,000 4,576,623
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,853,876
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,566,059
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 10,234,273
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,059,695
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 2,668,047
Parish of Terrebonne ,
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/35 .......................... 1,015,000 1,049,083
Sales & Use Tax, Revenue, 2020 A, 4%, 3/01/41 .......................... 2,660,000 2,642,099
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 2,850,483
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,037,040
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,183,259
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,184,332
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 812,247
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,610,788
State of Louisiana ,
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 5,350,541
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,295,827
Revenue, 2021, 5%, 9/01/33 ......................................... 1,200,000 1,373,020
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Pre-Refunded, 5%, 5/01/41 ... 3,000,000 3,167,420
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 5,252,699
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 10,306,901
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/35 ................................. 2,250,000 2,155,125
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. 2,000,000 1,837,207
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 979,351

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... $ 3,000,000 $ 2,906,454
271,671,856
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 543,440
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 542,881
1,086,321
Texas 0.7%
b
City of Dallas , Housing Finance Corp. , Revenue, Senior Lien , 2022 A , 6% , 12/01/62 . 450,000 445,284
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 900,000 659,899
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 933,238
2,038,421
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 542,820
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 629,497
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,225,000 944,808
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 1,800,000 1,800,000
3,374,305
U.S. Territories 3.9%
Puerto Rico 3.9%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 499,493
c
Revenue, WW, 5.25%, 7/01/33 ........................................ 855,000 634,837
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 6,230,000 6,177,691
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 3,500,000 3,197,965
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 1,196,000 1,134,778
11,644,764
Total U.S. Territories .................................................................... 11,644,764
Total Municipal Bonds (Cost $315,403,701) .....................................
291,635,278
a a a a
a
Total Investments (Cost $315,403,701) 97.8% ...................................
$291,635,278
Other Assets, less Liabilities 2.2% .............................................
6,621,265
Net Assets 100.0% ...........................................................
$298,256,543

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $22,836,724, representing 7.7% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Maryland Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.0%
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 1,325,000 $ 1,024,855
Maryland 86.4%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 3,000,000 2,956,327
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,209,703
Wastewater Utility Fund, Revenue, 2022 A, 5%, 7/01/38 ..................... 1,415,000 1,595,020
Wastewater Utility Fund, Revenue, 2022 A, 5%, 7/01/39 ..................... 1,495,000 1,677,133
Water Utility Fund, Revenue, 2020 A, 4%, 7/01/45 ......................... 4,500,000 4,505,832
Water Utility Fund, Revenue, 2020 A, 5%, 7/01/50 ......................... 9,115,000 9,739,678
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,296,920
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,830,000 1,832,663
County of Baltimore , GO , 5% , 2/01/41 ....................................
2,900,000 3,040,376
a
County of Frederick , Urbana Community Development Authority , Special Tax , 144A,
2020 C , 4% , 7/01/50 ............................................... 4,000,000 3,341,806
County of Harford ,
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/31 ........................................................ 150,000 156,708
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/36 ........................................................ 750,000 752,031
Beechtree Estates Development District, Tax Allocation, 2021, Refunding, 4%,
7/01/40 ........................................................ 675,000 649,353
County of Prince George's ,
GO, 2018 A, 4%, 7/15/35 ............................................ 5,000,000 5,162,584
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 977,848
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,146,299
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 1,834,674
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,195,076
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,268,473
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 853,887
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,265,260
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,386,927
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 2,923,191
Maryland Economic Development Corp. ,
Annapolis Parking System, Revenue, Senior Lien, 2022 A, 5.25%, 6/30/53 ....... 5,000,000 5,188,252
Frostburg State University Project, Revenue, Senior Lien, 2013, Refunding, 5%,
10/01/33 ....................................................... 5,000,000 5,000,460
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4%, 7/01/40 . 1,000,000 901,281
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/50 . 1,250,000 1,233,370
Morgan View & Thurgood Marshall Student Housing, Revenue, 2022 A, 6%, 7/01/58 4,620,000 4,935,429
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/47 ........... 5,000,000 5,218,455
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 5,000,000 5,192,151
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/35 ........................................................ 4,225,000 4,368,496
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/43 ........................................................ 3,305,000 3,362,961
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,024,164
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/27 ..... 1,500,000 1,500,477
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/33 ..... 2,495,000 2,494,979

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... $ 1,145,000 $ 1,145,410
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 9,750,000 9,910,269
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... 865,000 829,500
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 2,000,000 1,708,908
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,313,373
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,504,084
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 7,688,204
Johns Hopkins Medical Institutions Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 659,815
Johns Hopkins Medical Institutions Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,037,090
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,045,762
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,051,730
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,301,213
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,120,808
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,000,865
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 4,975,727
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 7,240,000 7,646,833
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,028,015
MedStar Health Obligated Group, Revenue, 2015, Refunding, 5%, 8/15/38 ....... 2,100,000 2,137,950
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,109,941
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/40 . 8,535,000 8,612,675
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 630,000 663,670
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 1,125,000 1,195,271
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 847,961
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 334,434
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,051,930
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 1,663,884
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 865,417
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 3,250,000 2,669,704
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 1,711,942
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 10,278,477
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 4,514,929
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,051,611
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 562,238
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 5,085,000 5,476,586
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 13,417,628
Built to Learn, Revenue, 2021, 4%, 6/01/35 .............................. 1,590,000 1,618,623
Built to Learn, Revenue, 2022 A, 4%, 6/01/47 ............................. 5,000,000 4,746,363
Maryland State Transportation Authority , Revenue , 2021 A , Refunding , 5% , 7/01/46 ..
4,900,000 5,372,850
State of Maryland ,
GO, 2022 A, 5%, 6/01/37 ............................................ 10,000,000 11,568,206
Department of Transportation, Revenue, 2020, 5%, 10/01/33 ................. 3,000,000 3,451,257
State of Maryland Department of Transportation ,
Maryland Aviation Administration, Revenue, 2021 B, 5%, 8/01/46 .............. 3,000,000 3,080,896
Maryland Aviation Administration, Revenue, 2021 B, 4%, 8/01/51 .............. 3,500,000 3,126,563

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/36 ............... $ 2,700,000 $ 2,664,291
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/37 ............... 3,095,000 3,024,863
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/32 ........
5,855,000 6,266,230
Washington Suburban Sanitary Commission , Revenue, Second Series , 2016 , 4% ,
6/01/43 ......................................................... 5,000,000 5,025,475
284,267,715
New Jersey 0.7%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 BB , 4% , 6/15/39 ...
2,500,000 2,399,697
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 700,000 543,440
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 700,000 542,881
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 1,350,000 825,940
1,912,261
Texas 0.7%
c
City of Dallas , Housing Finance Corp. , Revenue, Senior Lien , 2022 A , 6% , 12/01/62 . 550,000 544,236
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,000,000 733,222
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 970,567
2,248,025
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 542,820
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 629,497
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 2,000,000 2,000,000
2,629,497
U.S. Territories 7.3%
District of Columbia 3.1%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 5,243,651
Dedicated, Revenue, 2021 A, 4%, 7/15/43 ............................... 1,750,000 1,731,050
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 3,000,000 3,233,114
10,207,815
Puerto Rico 4.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 1,997,970
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,975,000 1,473,844
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,805,000 1,800,873
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 991,604
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,550,000 2,524,231
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 3,600,000 3,289,336

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. $ 1,900,000 $ 1,802,740
13,880,598
Total U.S. Territories .................................................................... 24,088,413
Total Municipal Bonds (Cost $339,315,866) .....................................
319,113,283
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Maryland 1.0%
e
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 1.05% ,
11/01/37 ........................................................ 3,200,000 3,200,000
Total Municipal Bonds (Cost $3,200,000) .......................................
3,200,000
Total Short Term Investments (Cost $3,200,000 ) .................................
3,200,000
a
Total Investments (Cost $342,515,866) 98.0% ...................................
$322,313,283
Other Assets, less Liabilities 2.0% .............................................
6,639,759
Net Assets 100.0% ...........................................................
$328,953,042
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $10,612,147, representing 3.2% of net assets.
b
The maturity date shown represents the mandatory put date.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Massachusetts Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 750,000 $ 750,000
Total Corporate Bonds (Cost $750,000) ........................................
750,000
Senior Floating Rate Interests 0.3%
Equity Real Estate Investment Trusts (REITs) 0.3%
a,b
Centennial Gardens LP , Delayed Draw Term Loan , 4.58% , ( 1-month USD LIBOR +
1.55% ), 1/08/24 ................................................... 1,000,000 1,000,000
Total Senior Floating Rate Interests (Cost $1,000,000) ...........................
1,000,000
Municipal Bonds 93.5%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,200,000 993,175
Florida 0.6%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 493,925
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,000,000 1,630,000
2,123,925
Illinois 0.7%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,750,000 1,575,871
State of Illinois ,
GO, 2017 D, 5%, 11/01/26 ........................................... 1,000,000 1,040,220
GO, 2017 D, 5%, 11/01/27 ........................................... 140,000 146,241
2,762,332
Massachusetts 86.2%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,363,488
GO, 3%, 3/01/34 .................................................. 1,485,000 1,419,053
GO, 3%, 3/01/35 .................................................. 2,130,000 1,977,127
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,514,616
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,104,424
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,111,611
GO, 2020, Refunding, 3%, 9/01/34 ..................................... 1,000,000 930,863
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,594,189
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,403,140
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 5,279,833
d
GO, 2022 E, 5%, 11/01/52 ........................................... 3,000,000 3,267,300
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 5,327,991
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 14,327,399
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 7,179,723
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 5,000,000 5,263,155
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 5,306,348
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,059,133
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,194,630
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 4,692,733
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,634,309

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... $ 250,000 $ 250,613
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 65,000 65,146
Revenue, 7, 5.125%, 2/01/31 ......................................... 130,000 130,251
Massachusetts Development Finance Agency ,
Babson College, Revenue, 2022, Refunding, 4%, 10/01/44 ................... 700,000 652,377
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ 1,000,000 980,182
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,094,172
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,174,259
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,566,895
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,573,995
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 4,993,772
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 6,977,553
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/46 ....................................................... 1,250,000 1,145,615
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/41 ...................... 435,000 379,842
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 300,000 243,718
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 1,000,000 991,401
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 870,000 823,807
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/41 ........ 485,000 415,768
c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ 520,000 412,828
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 5,269,344
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,034,199
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 7,333,592
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 977,812
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 431,070
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 3,153,536
c
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5%,
11/15/38 ....................................................... 3,000,000 3,077,452
c
National Senior Communities, Inc. Obligated Group, Revenue, 144A, 2018, 5.125%,
11/15/46 ....................................................... 5,000,000 5,101,840
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,052,188
Northeastern University, Revenue, 2022, Refunding, 5%, 10/01/44 ............. 2,375,000 2,542,429
President & Trustees of Williams College (The), Revenue, 2017 S, 4%, 7/01/46 ... 9,550,000 9,296,411
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 5,397,005
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/34 . 735,000 674,549
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/39 . 750,000 660,104
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/41 . 500,000 432,443
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/48 . 1,750,000 1,430,149
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 5,795,000 5,154,389
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 6,665,500
Springfield College, Revenue, 2021 B, Refunding, 4%, 6/01/50 ................ 2,695,000 2,300,095
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 4,150,000 3,642,673
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 7,250,000 6,192,951
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 3,955,307
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 4,767,132
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 6,037,624
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 3,026,574
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,304,900
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,084,125
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,126,197
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,254,819
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,331,159

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Educational Financing Authority, (continued)
Revenue, 2021 C, 3%, 7/01/51 ........................................ $ 3,000,000 $ 2,022,506
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,300,359
Massachusetts Housing Finance Agency ,
Revenue, 2009 C, 5.125%, 12/01/39 ................................... 1,045,000 1,045,775
Revenue, 2009 C, 5.35%, 12/01/49 .................................... 2,770,000 2,772,239
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 99,494
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 40,885
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 848,766
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 2,860,000 2,303,663
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 3,952,370
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,688,124
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 5,000,000 5,385,526
Revenue, 2021 B, Refunding, 5%, 7/01/39 ............................... 1,175,000 1,249,719
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,469,053
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,000,000 1,067,416
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... 5,000,000 5,358,508
Massachusetts State College Building Authority , Revenue , 2017 D , Refunding , 4% ,
5/01/38 ......................................................... 4,350,000 4,376,391
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,107,426
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 2,992,522
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Pre-Refunded, 5%, 8/01/40 ............................ 5,000,000 5,410,465
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,288,059
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 6,225,792
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,214,952
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,339,384
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,341,027
Town of Belmont , GO , 2019 , 4% , 3/15/45 .................................
3,020,000 3,029,913
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,192,845
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,622,079
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,115,725
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 4,947,337
University of Massachusetts Building Authority ,
Revenue, 2022-1, 4%, 11/01/46 ....................................... 4,000,000 3,911,357
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 4,000,000 4,179,922
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 5,329,123
317,759,549
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 1,000,000 1,078,276
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 250,000 247,477
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 362,559
1,688,312

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 0.6%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... $ 750,000 $ 665,547
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,900,000 1,552,668
2,218,215
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
c
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 800,000 621,075
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 800,000 620,435
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 758,647
2,000,157
Tennessee 0.1%
e
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 500,000 515,744
Texas 0.6%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,100,000 806,544
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 240,282
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,045,226
2,092,052
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 620,365
Wisconsin 0.7%
c
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 800,000 629,497
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 2,100,000 2,100,000
2,729,497
U.S. Territories 2.5%
Puerto Rico 2.5%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 5,000,000 4,963,182
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,700,000 2,677,330
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 250,000 247,474
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/31 .. 440,000 482,819
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/39 .. 200,000 176,862
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
660,000 626,215
9,173,882
Total U.S. Territories .................................................................... 9,173,882
Total Municipal Bonds (Cost $367,574,847) .....................................
344,677,205
Total Long Term Investments (Cost $369,324,847) ...............................
346,427,205
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
Short Term Investments 4.0%
a a
Principal
Amount
a
Value
Municipal Bonds 4.0%
Massachusetts 4.0%
f
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.65% , 11/01/49 ........... $ 14,900,000 $ 14,900,000
Total Municipal Bonds (Cost $14,900,000) ......................................
14,900,000
Total Short Term Investments (Cost $14,900,000 ) ................................
14,900,000
a
Total Investments (Cost $384,224,847) 98.0% ...................................
$361,327,205
Other Assets, less Liabilities 2.0% .............................................
7,211,307
Net Assets 100.0% ...........................................................
$368,538,512
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $19,528,375, representing 5.3% of net assets.
d
Security purchased on a when-issued basis.
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Michigan Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,800,000
Total Corporate Bonds (Cost $1,800,000) .......................................
1,800,000
Municipal Bonds 98.8%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,650,000 2,193,261
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,256,000 4,500,082
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 900,000 592,710
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 4,100,000 3,341,500
8,434,292
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 ..
2,500,000 2,122,803
State of Illinois , GO , 2021 A , 4% , 3/01/40 .................................
1,860,000 1,671,841
3,794,644
Kentucky 0.7%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn ., 5/01/52 .................................... 8,625,000 5,512,973
Michigan 88.4%
Ann Arbor School District , GO , 2015 , Refunding , 5% , 5/01/29 ..................
1,235,000 1,296,520
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 2,952,046
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 7,035,879
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,084,209
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,073,919
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 700,313
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,589,903
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,426,064
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,452,273
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,397,961
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,392,119
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,075,652
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 1,972,238
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,087,476
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,646,377
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,051,162
Revenue, 2021, Refunding, 3%, 10/01/46 ................................ 1,325,000 958,702
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 505,079
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,072,271
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,417,504
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,387,997
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,053

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Detroit, (continued)
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ $ 30,000 $ 30,065
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/39 ........... 80,000 82,082
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,121,410
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,068,617
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 2,000,000 2,167,125
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,272,368
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,618,477
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,597,895
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,118,788
Water Supply System, Revenue, 2020, 5%, 1/01/40 ........................ 2,400,000 2,619,224
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,230,301
Comstock Public Schools , GO , 2022 , 4% , 5/01/52 ...........................
3,000,000 2,771,750
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,401,423
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,367,886
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,434,098
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 1,824,081
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
9,225,000 10,145,046
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 548,725
GO, 2017, 5%, 5/01/33 ............................................. 815,000 890,214
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,088,531
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,084,468
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,081,695
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 551,224
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,716,149
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,599,435
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,161,293
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,605,521
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,168,172
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 3,692,483
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,051,727
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,102,496
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,228,297
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,038,233
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,145,145
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,047,667
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 7,436,603
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 2,057,792
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/51 .........
2,000,000 2,119,771
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,016,539
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,517,700
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,139,840
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 1,706,129
Munson Healthcare Obligated Group, Revenue, 2021, Refunding, 3%, 7/01/51 .... 10,000,000 7,066,853

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. $ 4,295,000 $ 4,541,768
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 965,398
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 1,914,583
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 788,077
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,048,382
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,205,639
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,221,087
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,378,935
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,283,392
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,051,866
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 6,496,462
Great Lakes Water Authority ,
Sewage Disposal System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 ....... 1,500,000 1,628,351
Water Supply System, Revenue, Second Lien, 2022 B, 5.5%, 7/01/52 .......... 5,000,000 5,427,835
Gull Lake Community School District ,
GO, 2018 I, 5%, 5/01/45 ............................................. 4,000,000 4,220,815
GO, 2018 I, 5%, 5/01/48 ............................................. 1,000,000 1,051,891
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,078,034
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,072,729
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,667,747
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 2,681,407
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 2,670,777
Kelloggsville Public Schools , GO , 2015 , Pre-Refunded , AGMC Insured , 5% , 5/01/35 .
1,150,000 1,212,796
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,010,951
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, 4%, 11/15/45 ................ 1,655,000 1,315,204
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 2,000,000 1,857,023
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 8,820,000 7,148,239
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,283,983
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,284,387
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,286,074
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,188,920
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 1,904,774
Lansing Board of Water & Light , Revenue , 2021 A , 5% , 7/01/51 .................
10,000,000 10,608,407
Lansing Community College , GO , 2017 , Refunding , 5% , 5/01/32 ................
2,000,000 2,185,064
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,586,168
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,257,181
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,335,379
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,361,309
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 7,500,000 8,003,873
Madison District Public Schools , GO , 2022 , 4% , 5/01/46 ......................
1,080,000 1,036,655
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,161,123
Mattawan Consolidated School District ,
GO, 2015 I, Pre-Refunded, 5%, 5/01/30 ................................. 1,000,000 1,055,807
GO, 2015 I, Pre-Refunded, 5%, 5/01/32 ................................. 1,110,000 1,171,945
GO, 2015 I, Pre-Refunded, 5%, 5/01/34 ................................. 2,325,000 2,454,751

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Melvindale Northern Allen Park Public Schools , GO , 2022 , AGMC Insured ,
4.375% , 5/01/47 ................................................... $ 1,500,000 $ 1,532,104
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 771,965
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 812,126
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,182,518
Michigan Finance Authority ,
Albion College, Revenue, 2022, Refunding, 5%, 12/01/36 .................... 3,270,000 3,424,365
Albion College, Revenue, 2022, Refunding, 4%, 12/01/46 .................... 5,365,000 4,621,410
Albion College, Revenue, 2022, Refunding, 4%, 12/01/51 .................... 3,415,000 2,858,709
Bronson Health Care Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 10,000,000 10,089,435
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/46 ...... 1,750,000 1,561,096
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... 895,000 593,618
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 1,300,000 1,137,758
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 2,863,941
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... 8,055,000 8,824,621
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 4,000,000 3,805,706
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 19,015,000 19,429,508
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 10,000,000 10,159,659
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,355,267
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 391,807
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 549,416
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 608,396
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 636,194
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 603,881
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 3,422,603
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 2,648,642
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/42 ........................................................ 745,000 621,438
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 6,552,532
Tobacco Settlement, Revenue, Senior Lien, 2020 A-2, Refunding, 5%, 6/01/40 .... 1,000,000 1,016,472
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 14,224,385
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,220,000 2,217,083
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 20,013,106
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 311,829
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,083,888
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,069,849
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 13,516,663
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 10,233,569
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,029,346
Revenue, 2019 I, Refunding, 4%, 4/15/54 ................................ 2,000,000 1,901,683
Revenue, 2021, 3%, 10/15/51 ........................................ 1,500,000 1,131,894
Revenue, 2022 I, 4%, 10/15/52 ....................................... 4,250,000 4,061,137
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 5,482,888
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 10,197,747
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 5,108,022
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 11,960,941
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 3,220,860

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Housing Development Authority, (continued)
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... $ 5,150,000 $ 3,659,875
Revenue, 2021 A, 2.5%, 6/01/52 ...................................... 3,000,000 1,943,406
Revenue, 2021 A, 2.7%, 10/01/56 ..................................... 5,000,000 3,218,116
Revenue, 2021 A, 2.73%, 10/01/59 .................................... 5,000,000 3,178,886
Revenue, 2022 A, 4.1%, 6/01/43 ...................................... 5,000,000 4,668,663
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,855,519
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/33 .... 2,200,000 2,247,809
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 7,000,000 6,749,196
Michigan Technological University , Revenue , 2015 A , 5% , 10/01/45 ..............
2,400,000 2,525,278
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,599,828
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,071,547
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,287,336
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,020,955
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,310,978
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,020,094
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,054,751
Revenue, 2016, 5%, 3/01/41 ......................................... 5,000,000 5,173,488
Revenue, 2019, 5%, 3/01/50 ......................................... 2,230,000 2,316,473
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
7,000,000 6,576,499
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,939,837
Roseville Community Schools ,
GO, 2014, Pre-Refunded, 5%, 5/01/28 .................................. 3,040,000 3,202,350
GO, 2014, Pre-Refunded, 5%, 5/01/29 .................................. 3,300,000 3,476,235
GO, 2014, Pre-Refunded, 5%, 5/01/30 .................................. 1,620,000 1,706,515
GO, 2014, Pre-Refunded, 5%, 5/01/31 .................................. 1,585,000 1,669,646
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 1,870,936
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,319,960
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,323,082
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 2,936,709
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,145,338
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 366,767
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,650,075
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,161,303
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 5,298,757
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 12,316,608
Universal Academy ,
Revenue, 2021, Refunding, 2%, 12/01/26 ................................ 500,000 473,145
Revenue, 2021, Refunding, 4%, 12/01/31 ................................ 500,000 476,325
Revenue, 2021, Refunding, 4%, 12/01/40 ................................ 1,100,000 951,568
University of Michigan ,
Revenue, 2015, Pre-Refunded, 5%, 4/01/46 .............................. 2,000,000 2,150,559
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/37 ............................ 2,700,000 2,957,122
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/42 ............................ 26,635,000 29,171,464
Revenue, 2017 A, Pre-Refunded, 5%, 4/01/47 ............................ 5,000,000 5,476,153

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Walled Lake Consolidated School District ,
GO, 2020, 5%, 5/01/45 ............................................. $ 2,500,000 $ 2,695,587
GO, 2022, 5%, 5/01/49 ............................................. 1,500,000 1,612,953
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport, Revenue, 2017 B, 5%, 12/01/42 ...... 1,045,000 1,068,186
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... 7,750,000 8,061,987
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/40 ...... 3,330,000 3,603,027
Detroit Metropolitan Wayne County Airport, Revenue, 2021 A, 5%, 12/01/46 ...... 4,670,000 4,966,264
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/31 .............................. 1,860,000 1,918,341
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 4,725,761
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 9,331,212
Wayne-Westland Community Schools ,
GO, 2022, 3%, 11/01/44 ............................................. 2,830,000 2,137,214
GO, 2022, 3%, 11/01/46 ............................................. 1,475,000 1,090,451
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. 1,635,000 1,707,807
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,083,770
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,600,514
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,609,700
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. 2,000,000 2,061,347
Revenue, 2019 A, Refunding, 5%, 11/15/44 .............................. 2,315,000 2,480,389
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 2,785,000 2,961,156
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,186,971
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,600,381
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,091,050
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... 2,000,000 2,111,614
674,504,153
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 451,041
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 600,000 435,071
886,112
New York 1.0%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 7,798,722
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,800,000 1,397,418
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,800,000 1,395,980
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 6,200,000 3,793,206
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 758,646
7,345,250
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,400,000 1,759,732
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 325,000 251,449
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 300,000 227,865
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 550,000 384,501

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ $ 3,500,000 $ 2,613,065
5,236,612
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,395,822
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,800,000 1,416,368
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,600,000 4,600,000
6,016,368
U.S. Territories 4.0%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,758,180
Puerto Rico 3.8%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 7,420,000 7,365,363
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 495,860
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,100,000 2,099,903
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 1,515,000 1,502,454
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,020,000 1,011,436
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,900,000 3,860,588
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,239,658
28,575,262
Total U.S. Territories .................................................................... 30,333,442
Total Municipal Bonds (Cost $798,819,621) .....................................
753,451,651
Total Long Term Investments (Cost $800,619,621) ...............................
755,251,651
a
a a a a
Short Term Investments 0.0%
†
Municipal Bonds 0.0%
†
Michigan 0.0%
†
c
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 0.95% , 12/01/24 ..
200,000 200,000
Total Municipal Bonds (Cost $200,000) .........................................
200,000
Total Short Term Investments (Cost $200,000 ) ..................................
200,000
a
Total Investments (Cost $800,819,621) 99.0% ...................................
$755,451,651
Other Assets, less Liabilities 1.0% .............................................
7,409,996
Net Assets 100.0% ...........................................................
$762,861,647
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $27,181,440, representing 3.6% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Minnesota Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 6,192,000 $ 5,301,467
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,100,000 1,382,990
6,684,457
Minnesota 94.9%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 26,982,955
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 5,187,280
GO, 2018 A, 4%, 2/01/39 ............................................ 8,905,000 9,006,014
GO, 2018 A, 3.375%, 2/01/43 ......................................... 6,020,000 5,383,280
Becker Independent School District No. 726 ,
GO, 2022 A, Zero Cpn., 2/01/41 ....................................... 1,000,000 463,989
GO, 2022 A, Zero Cpn., 2/01/42 ....................................... 1,000,000 442,564
GO, 2022 A, Zero Cpn., 2/01/43 ....................................... 1,700,000 716,255
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 995,202
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,189,846
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 10,752,970
GO, 2018 A, 4%, 2/01/43 ............................................ 1,900,000 1,911,306
Centennial Independent School District No. 12 ,
GO, 2015 A, Refunding, Zero Cpn., 2/01/32 .............................. 1,450,000 1,043,889
GO, 2015 A, Refunding, Zero Cpn., 2/01/34 .............................. 1,600,000 1,055,321
GO, 2015 A, Refunding, Zero Cpn., 2/01/35 .............................. 350,000 221,084
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 896,655
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 956,726
City of Fridley ,
GO, 2022 A, 4%, 2/01/36 ............................................ 350,000 352,451
GO, 2022 A, 4%, 2/01/37 ............................................ 735,000 736,728
GO, 2022 A, 4%, 2/01/38 ............................................ 800,000 794,567
Fridley Leased Housing Associates I LLLP, Revenue, 2018, FNMA Insured, 3.75%,
11/01/34 ....................................................... 9,528,385 9,331,582
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,017,807
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,504,107
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 4,362,736
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 8,381,095
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/40 ................. 6,750,000 6,572,359
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 10,167,013
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 6,199,176
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,153,225
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,170,618
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,024,100
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,139,191
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 9,808,192
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 5,204,310
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 12,052,915
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/35 .................... 1,000,000 1,176,395

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... $ 8,400,000 $ 9,916,209
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 5,815,020
Mayo Clinic, Revenue, 2022, Refunding, 3.25%, 11/15/41 ................... 4,000,000 3,424,087
Mayo Clinic, Revenue, 2022, Refunding, 5%, 11/15/57 ...................... 2,000,000 2,156,793
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 12,159,950
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 4,736,198
CentraCare Health System Obligated Group, Revenue, 2019, Refunding, 5%,
5/01/48 ........................................................ 10,000,000 10,227,403
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,037,565
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,035,864
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,760,411
County of Carlton , GO , 2022 A , 4% , 2/01/47 ...............................
2,000,000 1,975,996
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,528,457
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 430,000 430,285
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,707,940
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 938,458
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 907,290
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,092,514
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 28,935,000 29,585,528
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/38 ........................................................ 150,000 134,672
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/39 ........................................................ 155,000 137,657
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 850,000 584,400
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/29 ........................................................ 400,000 417,061
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/30 ........................................................ 425,000 445,172
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/31 ........................................................ 450,000 472,776
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/32 ........................................................ 500,000 526,058
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/33 ........................................................ 600,000 628,602
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/34 ........................................................ 520,000 492,112
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/35 ........................................................ 425,000 396,530
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/36 ........................................................ 400,000 368,570
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/37 ........................................................ 375,000 340,826
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 400,000 359,126
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 250,000 222,028

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Economic Development Authority, (continued)
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 B, 5.25%, 6/15/52 .. $ 5,000,000 $ 5,038,882
Duluth Independent School District No. 709 ,
GO, 2015 B, Refunding, 4%, 2/01/25 ................................... 3,450,000 3,504,058
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,781,483
GO, 2021 C, Zero Cpn., 2/01/29 ....................................... 1,870,000 1,485,410
GO, 2021 C, Zero Cpn., 2/01/30 ....................................... 1,275,000 971,355
GO, 2021 C, Zero Cpn., 2/01/31 ....................................... 1,325,000 966,746
GO, 2021 C, Zero Cpn., 2/01/32 ....................................... 1,080,000 751,795
GO, 2021 C, Zero Cpn., 2/01/33 ....................................... 1,075,000 712,593
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
1,630,000 1,552,932
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
6,130,000 6,214,169
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 3,981,218
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,307,265
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn., 2/01/38 ....................................... 4,685,000 2,483,265
GO, 2018 A, Zero Cpn., 2/01/39 ....................................... 4,685,000 2,350,697
GO, 2018 A, Zero Cpn., 2/01/40 ....................................... 4,685,000 2,215,823
Hennepin County Regional Railroad Authority ,
County of Hennepin, GO, 2019 A, 5%, 12/01/35 ........................... 1,480,000 1,637,356
County of Hennepin, GO, 2019 A, 5%, 12/01/36 ........................... 5,220,000 5,758,973
County of Hennepin, GO, 2019 A, 5%, 12/01/37 ........................... 1,000,000 1,100,802
County of Hennepin, GO, 2019 A, 5%, 12/01/38 ........................... 2,000,000 2,196,141
Hermantown Independent School District No. 700 , GO , 2014 A , Refunding , 4% ,
2/01/29 ......................................................... 2,310,000 2,345,336
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 5,506,631
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,376,687
Jordan Independent School District No. 717 ,
GO, 2014 A, Refunding, 5%, 2/01/31 ................................... 1,460,000 1,465,510
GO, 2014 A, Refunding, 5%, 2/01/32 ................................... 2,000,000 2,007,548
GO, 2014 A, Refunding, 5%, 2/01/33 ................................... 1,700,000 1,706,416
GO, 2014 A, Refunding, 5%, 2/01/34 ................................... 1,805,000 1,811,813
GO, 2014 A, Refunding, 5%, 2/01/35 ................................... 1,000,000 1,003,774
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 754,401
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
4,085,000 2,787,423
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,164,312
Maple River Independent School District No. 2135 , GO , 2020 A , 4% , 2/01/50 .......
10,000,000 10,033,784
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,276,383
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 3,487,452
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 2,974,634
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 2,907,118
GO, 2022 C, 4%, 3/01/40 ............................................ 3,275,000 3,333,139
GO, 2022 C, 4%, 3/01/41 ............................................ 3,410,000 3,451,282
Minneapolis-St Paul Metropolitan Airports Commission , Revenue , 2022 A , Refunding ,
4.25% , 1/01/52 ................................................... 2,990,000 2,843,499
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,054,307
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,257,255
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 5,180,000 5,380,473
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 29,975,000 30,957,811

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... $ 3,575,000 $ 3,485,756
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 2,910,328
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 892,777
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 129,107
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/37 ................. 125,000 128,237
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 308,486
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 263,733
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/30 ............... 320,000 331,982
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/31 ............... 270,000 277,516
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 259,831
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 241,706
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 355,074
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 205,622
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 250,000 200,917
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 2,600,000 2,088,148
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,517,103
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 501,924
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,271,109
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,801,548
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 749,081
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 741,474
University of St. Thomas, Revenue, 2022 A, 5%, 10/01/52 ................... 10,000,000 10,396,244
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,679,257
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,229,722
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 2,940,000 2,519,561
Revenue, 2020 D, 4%, 8/01/42 ........................................ 1,815,000 1,757,383
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 1,885,000 1,487,342
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 2,635,000 2,024,153
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,125,000 1,824,081
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 950,000 752,092
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... 3,345,000 2,540,701
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,320,000 2,444,359
Revenue, 2021 D, Refunding, GNMA Insured, 2.45%, 1/01/52 ................ 11,335,000 7,983,760
Revenue, 2021 H, GNMA Insured, 2.55%, 1/01/46 ......................... 3,965,000 3,115,054
Revenue, 2022 A, GNMA Insured, 2.75%, 7/01/42 ......................... 2,670,000 2,089,957
Revenue, 2022 A, GNMA Insured, 2.9%, 1/01/45 .......................... 1,285,000 1,022,319
Revenue, 2022 C, GNMA Insured, 3%, 7/01/43 ........................... 1,740,000 1,422,085
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 5,000,000 5,009,995
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,286,568
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,218,037
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,013,242
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,036,382
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,041,018
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 4,684,745
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 4,858,931
Minnesota Public Facilities Authority , Revenue , 2010 A , 5% , 3/01/24 .............
17,010,000 17,520,390
Minnetonka Independent School District No. 276 , COP , 2022 A , 4% , 2/01/52 .......
1,850,000 1,816,911
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 7,518,098
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 5,020,000 4,967,882
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 4,792,956

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
North St. Paul-Maplewood-Oakdale Independent School District No. 622, (continued)
GO, 2019 A, 3%, 2/01/46 ............................................ $ 23,965,000 $ 18,105,872
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,192,114
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 848,284
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,144,550
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn., 2/01/27 ....................................... 10,545,000 9,152,684
GO, 2018 B, Zero Cpn., 2/01/28 ....................................... 13,055,000 10,928,343
GO, 2018 B, Zero Cpn., 2/01/30 ....................................... 9,010,000 6,959,866
GO, 2018 B, Zero Cpn., 2/01/31 ....................................... 5,310,000 3,947,188
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 2,004,600
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 4,018,721
GO, 2018 A, 4%, 2/01/35 ............................................ 4,900,000 5,011,835
GO, 2018 A, 4%, 2/01/37 ............................................ 5,000,000 5,089,552
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn., 2/01/36 ....................................... 3,000,000 1,738,982
GO, 2016 B, Zero Cpn., 2/01/37 ....................................... 2,820,000 1,538,799
GO, 2016 B, Zero Cpn., 2/01/38 ....................................... 5,220,000 2,689,901
GO, 2016 B, Zero Cpn., 2/01/39 ....................................... 3,020,000 1,470,428
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,368,259
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/23 ....................... 4,000,000 3,991,601
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/26 ....................... 5,395,000 4,907,824
Revenue, 1994 A, NATL Insured, Zero Cpn., 1/01/27 ....................... 6,600,000 5,792,343
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 9,732,424
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,416,243
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 790,164
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 628,650
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 682,581
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 999,996
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,132,920
GO, 2017 B, Pre-Refunded, 4%, 2/01/30 ................................ 4,060,000 4,226,620
GO, 2017 B, Pre-Refunded, 4%, 2/01/36 ................................ 2,500,000 2,602,598
GO, 2017 B, Pre-Refunded, 4%, 2/01/37 ................................ 2,250,000 2,342,339
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,025,796
GO, 2018 A, 3.5%, 2/01/41 ........................................... 6,350,000 5,851,232
St. Paul Port Authority ,
Revenue, 2021-2, 4%, 10/01/40 ....................................... 1,100,000 1,014,446
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 270,614
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 4%, 10/01/41 675,000 665,305
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 3,711,639
GO, 2013 F, Refunding, 4%, 10/01/25 .................................. 15,000,000 15,220,740
GO, 2019 A, 5%, 8/01/34 ............................................ 1,900,000 2,134,251
Revenue, 2014 A, 5%, 6/01/38 ........................................ 8,500,000 8,563,380

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... $ 1,105,000 $ 755,894
University of Minnesota ,
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,569,849
Revenue, 2014 B, 4%, 1/01/44 ........................................ 3,750,000 3,697,353
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 7,611,922
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,228,232
Revenue, 2017 A, 5%, 9/01/39 ........................................ 1,500,000 1,612,323
Revenue, 2017 A, 5%, 9/01/41 ........................................ 3,000,000 3,206,930
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 6,156,564
Revenue, 2019 A, 5%, 4/01/40 ........................................ 2,110,000 2,303,218
Revenue, 2019 A, 5%, 4/01/41 ........................................ 6,045,000 6,568,983
Revenue, 2019 A, 5%, 4/01/44 ........................................ 3,505,000 3,788,669
Revenue, 2020 A, 5%, 11/01/42 ....................................... 5,230,000 5,715,401
Virginia Independent School District No. 706 , Rock Ridge Independent School District
No. 2909 , GO , 2019 A , 3% , 2/01/40 .................................... 2,295,000 1,965,469
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn., 2/01/33 ....................................... 2,470,000 1,707,329
GO, 2020 A, Zero Cpn., 2/01/34 ....................................... 2,470,000 1,632,631
GO, 2020 A, Zero Cpn., 2/01/36 ....................................... 1,470,000 869,870
GO, 2020 A, Zero Cpn., 2/01/37 ....................................... 2,470,000 1,379,971
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 1,963,103
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,739,901
Western Minnesota Municipal Power Agency ,
Revenue, 2012 A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,202,428
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 8,280,828
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 9,870,000 10,121,581
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,169,246
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,139,397
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 5,291,179
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... 200,000 197,988
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 147,818
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 122,859
COP, 2021 A, 2.125%, 2/01/35 ........................................ 325,000 247,196
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 365,027
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 580,878
791,181,817
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,100,000 1,630,321
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,100,000 1,628,643
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,655,263
5,914,227
Texas 0.4%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 2,986,360
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,628,459

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 2,100,000 $ 1,652,429
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 5,600,000 5,600,000
7,252,429
U.S. Territories 1.0%
Puerto Rico 1.0%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 775,000 768,582
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,500,000 1,528,680
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,890,000 2,889,867
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,575,000 3,538,873
8,726,002
Total U.S. Territories .................................................................... 8,726,002
Total Municipal Bonds (Cost $878,572,589) .....................................
824,373,751
a a a a
a
Total Investments (Cost $878,572,589) 98.9% ...................................
$824,373,751
Other Assets, less Liabilities 1.1% .............................................
9,510,274
Net Assets 100.0% ...........................................................
$833,884,025
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $24,904,081, representing 3.0% of net assets.
b
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Missouri Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn ., 8/01/40 ....
$ 1,790,000 $ 813,556
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,544,000 4,746,662
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 559,782
5,306,444
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,513,796
Missouri 90.9%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... 1,500,000 1,636,519
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,737,039
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 1,846,415
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 1,958,337
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,071,965
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 6,000,000 5,850,143
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 7,125,133
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/41 ............. 3,010,000 2,610,745
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 2,001,224
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 8,730,000 7,355,627
Cape Girardeau County School District No. R-2 , GO , 2018 , 5% , 3/01/38 ..........
2,195,000 2,386,525
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 403,683
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 937,757
City of Kansas City ,
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,535,321
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,002,393
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,863,884
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,015,953
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,437,702
City of Republic , Revenue , 2022 , 3% , 5/01/47 ..............................
5,000,000 3,669,396
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. 1,200,000 1,035,332
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. 1,500,000 1,278,117
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 14,893,861
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,257,483
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,068,045
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 3,170,000 3,257,508
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/33 ............. 1,000,000 1,045,034
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/35 ............. 1,000,000 1,036,501
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 2,125,000 2,197,075
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 2,587,642
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 1,846,198
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,379,468

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Clay County Reorganized School District No. R-1, (continued)
GO, 2017, 3.125%, 3/01/37 .......................................... $ 1,855,000 $ 1,661,453
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. 575,000 478,456
COP, 2021, 3%, 3/01/41 ............................................. 400,000 328,903
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,036,333
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,419,227
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,381,961
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,035,761
Hannibal Board of Public Works ,
COP, 2022, 3.625%, 4/01/44 ......................................... 1,000,000 832,759
COP, 2022, 3.75%, 4/01/47 .......................................... 1,000,000 837,383
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,275,268
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,644,138
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,260,479
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... 13,000,000 9,479,881
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/38 ................. 11,680,000 11,741,833
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 2,773,332
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 17,000,000 17,448,457
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 4,774,525
Kansas City University, Revenue, 2017 A, 5%, 6/01/42 ...................... 2,800,000 2,995,107
Kansas City University, Revenue, 2017 A, 5%, 6/01/47 ...................... 4,875,000 5,187,643
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/40 ........................................................ 2,060,000 1,513,999
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/41 ........................................................ 2,120,000 1,535,202
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/46 ........................................................ 5,590,000 3,748,703
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 3,749,487
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 10,850,079
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,001,666
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,705,663
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/33 ........................................................ 1,730,000 1,548,612
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/48 ........................................................ 485,000 368,058
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/30 ........ 2,035,000 1,907,772
Lutheran Senior Services Obligated Group, Revenue, 2021, 4%, 2/01/42 ........ 9,900,000 7,992,181
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,071,172
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 4,102,576
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 4,233,426
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 4,587,796
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.125%, 6/15/38 ... 2,300,000 1,908,149
Maryville University of St. Louis, Revenue, 2022 A, Refunding, 3.375%, 6/15/45 ... 1,000,000 799,191
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 7,517,678
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,184,312
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 6,973,935
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/42 ................... 9,720,000 9,951,065
Mercy Health, Revenue, 2017 C, Refunding, 4%, 11/15/47 ................... 10,000,000 9,239,450
Mercy Health, Revenue, 2020, 4%, 6/01/53 .............................. 2,000,000 1,790,286
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 4,000,000 3,637,320
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 13,500,000 13,788,576
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 10,538,675

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
St. Louis University, Revenue, 2017 A, 5%, 10/01/42 ....................... $ 9,200,000 $ 9,693,183
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 5,800,000 6,080,338
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 6,168,776
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,109,243
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,058,266
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,349,696
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,058,127
Howard Bend Levee District ,
Special Tax, 2021, 2.75%, 3/01/31 ..................................... 400,000 339,034
Special Tax, 2021, 3%, 3/01/36 ....................................... 500,000 401,002
Special Tax, 2021, 3.125%, 3/01/41 .................................... 1,000,000 757,018
Special Tax, 2022, 3.375%, 3/01/32 .................................... 75,000 65,476
Special Tax, 2022, 3.5%, 3/01/37 ...................................... 175,000 145,000
Special Tax, 2022, 3.625%, 3/01/42 .................................... 200,000 158,331
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 3,400,434
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,256,967
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 6,510,286
Jefferson County School District No. R-VI ,
Festus, COP, 2021 B, 4%, 4/01/40 ..................................... 575,000 567,522
Festus, COP, 2021 B, 4%, 4/01/41 ..................................... 500,000 489,992
Festus, COP, 2021 B, 3%, 4/01/42 ..................................... 500,000 393,676
Festus, COP, 2021 B, 3%, 4/01/44 ..................................... 1,500,000 1,151,673
Festus, COP, 2021 B, 2.375%, 4/01/46 .................................. 2,000,000 1,357,131
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,044,886
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,012,354
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. 12,000,000 12,030,244
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,006,663
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 9,000,000 9,135,325
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,059,347
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 31,770,000 31,910,512
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 10,900,000 9,382,685
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 100,000 100,988
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,549,938
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,692,125
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... 3,390,000 3,522,660
Revenue, 2016 C, Refunding, 5%, 5/01/46 ............................... 24,700,000 25,755,468
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 15,000,000 15,800,499
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/36 ............... 1,140,000 1,071,551
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/37 ............... 500,000 463,297
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/41 ............... 515,000 461,632
City of Independence, Revenue, 2021, Refunding, 3%, 3/01/46 ............... 2,640,000 1,851,063
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/51 ............... 9,445,000 7,961,263
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,335,055
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis,
Revenue, 2022, 5.25%, 5/01/55 ..................................... 2,500,000 2,600,537
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 840,000 816,624
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,045,000 2,850,516

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... $ 2,010,000 $ 1,505,483
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 4,715,000 3,940,246
Revenue, 2021 B, GNMA Insured, 2.2%, 11/01/46 ......................... 1,170,000 793,207
Revenue, 2021 B, GNMA Insured, 2.3%, 11/01/51 ......................... 7,290,000 4,737,041
Revenue, 2021 C, GNMA Insured, 2.625%, 11/01/51 ....................... 2,500,000 1,742,970
Revenue, 2022 A, GNMA Insured, 3%, 11/01/37 ........................... 1,300,000 1,150,607
Revenue, 2022 A, GNMA Insured, 3.125%, 11/01/42 ....................... 3,435,000 2,952,855
Revenue, 2022 C, GNMA Insured, 4.3%, 11/01/47 ......................... 2,000,000 1,940,879
Revenue, 2022 C, GNMA Insured, 4.35%, 11/01/52 ........................ 2,500,000 2,408,540
Missouri Joint Municipal Electric Utility Commission ,
Iatan 2 Project, Revenue, 2014 A, Refunding, 5%, 1/01/31 ................... 2,000,000 2,037,657
Iatan 2 Project, Revenue, 2015 A, Refunding, 5%, 12/01/35 .................. 7,335,000 7,592,186
Latan 2 Project, Revenue, 2014 A, Refunding, 5%, 1/01/32 ................... 1,500,000 1,527,281
Latan 2 Project, Revenue, 2014 A, Refunding, 5%, 1/01/34 ................... 2,000,000 2,033,813
MoPEP 1 Pool Fund, Revenue, 2018, 5%, 12/01/43 ........................ 2,000,000 2,062,230
Plum Point Project, Revenue, 2014 A, Refunding, 5%, 1/01/33 ................ 7,500,000 7,705,331
Prairie State Project, Revenue, 2015 A, Refunding, 5%, 12/01/31 .............. 6,000,000 6,222,015
Prairie State Project, Revenue, 2016 A, Refunding, 5%, 12/01/40 .............. 27,950,000 28,799,733
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,506,652
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 4,645,711
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 1,423,906
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,164,319
Pattonville R-3 School District , GO , 2018 A , 5% , 3/01/38 ......................
1,000,000 1,049,970
Riverside- Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,032,846
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,681,114
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 4,747,204
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,383,690
Springfield School District No. R-12 , GO , 2013 , Refunding , 5% , 3/01/33 ..........
1,000,000 1,006,123
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 4,985,544
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,585,191
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 7,007,610
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 6,022,278
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 2,561,247
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 2,643,988
Revenue, 2021 A, Refunding, 2.125%, 4/01/39 ............................ 6,705,000 4,672,770
City of St. Louis, Revenue, 2022 C, 5%, 6/01/36 ........................... 2,025,000 2,102,736
City of St. Louis, Revenue, 2022 C, 5%, 6/01/41 ........................... 2,000,000 2,047,366
City of St. Louis, Revenue, 2022 C, 5.125%, 6/01/46 ....................... 2,600,000 2,667,831
St. Louis Municipal Finance Corp. ,
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/45 ............... 3,685,000 3,802,881
City of St. Louis, Revenue, 2020, AGMC Insured, 5%, 10/01/49 ............... 4,175,000 4,277,885
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,644,489
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 390,000 353,283
679,261,064

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 1,900,000 $ 1,475,052
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,900,000 1,473,534
a
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 3,200,000 1,957,784
4,906,370
Texas 0.9%
b
City of Dallas , Housing Finance Corp. , Revenue, Senior Lien , 2022 A , 6% , 12/01/62 . 2,000,000 1,979,040
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,500,000 1,833,054
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 2.5%,
9/01/41 ........................................................ 525,000 358,842
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 700,000 508,887
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,389,088
7,068,911
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,473,368
Wisconsin 1.2%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,495,055
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 3,250,000 2,506,634
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,900,000 4,900,000
8,901,689
U.S. Territories 3.4%
Guam 0.8%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,817,064
Puerto Rico 2.6%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,748,224
c
Revenue, WW, 5.5%, 7/01/38 ......................................... 4,690,000 3,499,913
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 495,860
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,000,000 997,714
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 6,200,000 6,148,659
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,765,000 1,750,180
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 5,205,000 5,152,400
19,792,950
Total U.S. Territories .................................................................... 25,610,014
Total Municipal Bonds (Cost $787,391,528) .....................................
735,855,212
a a a a
a
Total Investments (Cost $787,391,528) 98.4% ...................................
$735,855,212
Other Assets, less Liabilities 1.6% .............................................
11,678,391
Net Assets 100.0% ...........................................................
$747,533,603

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $21,103,613, representing 2.8% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin New Jersey Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,600,000
Total Corporate Bonds (Cost $1,600,000) .......................................
1,600,000
Municipal Bonds 93.6%
California 0.1%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,075,939
Delaware 1.7%
Delaware River & Bay Authority , Reven ue , 2019 , Refunding , 4% , 1/01/44 .........
13,500,000 13,338,235
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,536,000 3,883,632
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 559,782
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,650,000 2,974,750
7,418,164
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,049,711
New Jersey 75.5%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 927,574
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 5,240,058
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 3,668,655
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 3,810,121
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,046,313
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc., Revenue, 144A, 2022, 5%, 7/15/52 ..................... 3,000,000 2,938,303
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/47 .......... 1,450,000 1,532,361
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/52 .......... 2,100,000 2,202,762
City of Newark ,
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5%, 11/15/42 ......... 1,000,000 1,064,575
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5.375%, 11/15/52 ..... 1,500,000 1,611,120
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 6%, 11/15/62 ......... 1,000,000 1,119,634
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn., 6/15/24 .............
1,000,000 956,164
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,082,503
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,031,173
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,072,974
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,094,549
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,143,944
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,058,053
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/38 ........................................................ 1,645,000 1,508,736
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/51 ........................................................ 2,700,000 2,281,211
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/56 ........................................................ 4,925,000 4,041,561
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,477,088

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Gloucester County Improvement Authority (The), (continued)
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... $ 3,500,000 $ 3,652,121
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 758,526
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... 700,000 706,022
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 603,005
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 5,298,779
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 5,089,387
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 1,000,638
County of Hudson, Revenue, 2016, 5.25%, 5/01/51 ........................ 6,000,000 6,262,308
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,654,026
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,594,022
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ 300,000 316,655
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 365,997
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 544,322
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 541,639
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 512,562
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 280,104
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 228,808
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 406,010
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 777,132
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 768,875
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 509,708
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 763,280
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 609,434
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,244,412
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,378,852
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,139,943
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,127,604
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 5,077,211
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 7,245,000 7,315,845
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 5,000,000 5,119,377
Port Newark Container Terminal LLC, Revenue, 2017, Refunding, 5%, 10/01/47 ... 13,625,000 13,395,706
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 616,847
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 562,713
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,329,455
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 6,123,545
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,018,628
Rutgers State University of New Jersey (The), Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,062,246
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 9,566,528
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 4,849,174
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,313,176
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,232,893
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,147,235
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,087,008
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 16,597,854
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,311,857
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,243,898

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... $ 1,325,000 $ 1,381,378
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,202,811
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 411,891
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,332,087
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,071,941
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 885,053
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 1,766,620
Stevens Institute of Technology International, Inc., Revenue, 1998-1, ETM, 5%,
7/01/28 ........................................................ 475,000 505,796
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,600,000 1,656,967
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 9,310,000 9,492,986
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/47 ........................................................ 4,085,000 4,138,466
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/45 . 4,000,000 4,093,660
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 4%, 7/01/50 . 11,640,000 10,184,188
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 15,444,990
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 220,000 220,273
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 9,790,792
AtlantiCare Health System Obligated Group, Revenue, 2021, 4%, 7/01/37 ....... 750,000 753,085
AtlantiCare Health System Obligated Group, Revenue, 2021, 3%, 7/01/46 ....... 1,000,000 749,492
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,179,370
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,169,284
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 5,262,274
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 2,743,160
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 18,736,195
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 7,000,000 7,134,684
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 8,056,051
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,038,932
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 3,689,462
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 15,667,868
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 10,218,710
St. Joseph's Healthcare System Obligated Group, Revenue, 2016, Refunding, 5%,
7/01/41 ........................................................ 5,850,000 5,877,796
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/31 .. 2,935,000 2,983,942
St. Luke's Hospital Obligated Group, Revenue, 2013, Pre-Refunded, 5%, 8/15/34 .. 1,500,000 1,525,013
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,006,499
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/37 ........... 3,950,000 3,914,279
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,136,886
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 10,434,850
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 9,012,234
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,566,761
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 2,830,000 3,065,572
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 5,910,000 5,568,725
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,025,194
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 407,773

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, (continued)
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... $ 3,955,000 $ 3,664,823
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,100,000 3,312,719
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 8,210,000 6,205,758
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,285,000 2,544,723
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,460,000 1,894,417
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,191,158
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn., 12/15/33 ..................... 10,000,000 6,348,768
Revenue, 2009 A, Zero Cpn., 12/15/32 .................................. 10,000,000 6,437,124
Revenue, 2010 A, Zero Cpn., 12/15/29 .................................. 5,000,000 3,741,925
Revenue, 2013 AA, 5.25%, 6/15/31 .................................... 10,000,000 10,094,362
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 5,507,492
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 9,700,000 8,873,620
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 3,670,000 3,310,644
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 1,961,895
c
Revenue, 2022 CC, 5.5%, 6/15/50 ..................................... 1,250,000 1,342,113
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 6,987,021
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 3,735,097
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 16,212,731
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 4,908,857
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 16,366,480
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 2,836,680
Revenue, 2022 B, 4.5%, 1/01/48 ...................................... 5,000,000 5,084,692
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 571,213
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 592,594
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 583,915
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 534,200
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 20,893,401
South Jersey Transportation Authority ,
Revenue, 2020 A, 5%, 11/01/45 ....................................... 5,750,000 5,927,983
Revenue, 2022 A, 4.625%, 11/01/47 .................................... 5,000,000 4,960,863
Revenue, 2022 A, 5.25%, 11/01/52 ..................................... 5,540,000 5,781,040
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 4,500,000 4,769,528
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,240,280
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
17,000,000 17,128,979
587,065,884
New York 3.5%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 15,281,116
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,224,887
27,506,003
Pennsylvania 7.2%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 20,300,514
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 111,131
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 166,290
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 165,373
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 164,803

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware River Joint Toll Bridge Commission, (continued)
Revenue, 2019 A, 5%, 7/01/37 ........................................ $ 150,000 $ 164,201
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 163,392
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 161,724
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 799,527
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 948,807
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,115,534
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 10,105,171
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 3,552,192
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 5,447,078
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,472,755
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 10,246,885
56,085,377
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,500,000 1,164,515
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,500,000 1,163,316
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 758,647
3,086,478
Texas 0.7%
d
City of Dallas , Housing Finance Corp. , Revenue, Senior Lien , 2022 A , 6% , 12/01/62 . 2,000,000 1,979,041
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,539,765
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,015,793
5,534,599
Washington 0.1%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,163,185
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,500,000 1,180,307
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,100,000 4,100,000
5,280,307
U.S. Territories 2.4%
Puerto Rico 2.4%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,198,782
e
Revenue, WW, 5.5%, 7/01/38 ......................................... 3,950,000 2,947,688
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 297,516
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 991,603
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,700,000 2,672,715

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 10,850,000 $ 10,294,596
18,402,900
Total U.S. Territories .................................................................... 18,402,900
Total Municipal Bonds (Cost $764,825,561) .....................................
728,006,782
Total Long Term Investments (Cost $766,425,561) ...............................
729,606,782
a
a a a a
Short Term Investments 2.9%
Municipal Bonds 2.9%
New Jersey 2.9%
f
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.7%, 7/01/43 .................................. 14,100,000 14,100,000
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.65%, 7/01/43 ................................. 8,400,000 8,400,000
22,500,000
Total Municipal Bonds (Cost $22,500,000) ......................................
22,500,000
Total Short Term Investments (Cost $22,500,000 ) ................................
22,500,000
a
Total Investments (Cost $788,925,561) 96.7% ...................................
$752,106,782
Other Assets, less Liabilities 3.3% .............................................
25,395,599
Net Assets 100.0% ...........................................................
$777,502,381
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $20,444,758, representing 2.6% of net assets.
c
Security purchased on a when-issued basis.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin North Carolina Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,600,000
Total Corporate Bonds (Cost $1,600,000) .......................................
1,600,000
Municipal Bonds 98.1%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,300,000 1,903,585
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,680,000 4,006,923
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,500,000 987,850
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,056,250
8,051,023
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 500,993
State of Illinois ,
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,057,087
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,096,361
3,654,441
Kentucky 0.5%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 5,600,000 3,579,438
New Jersey 1.0%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 935,695
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,900,000 2,963,560
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 1,000,000 914,806
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 362,559
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 1,290,000 1,315,222
6,491,842
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 1,595,000 1,358,437
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 5,325,000 4,465,398
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 3,000,000 2,631,892
8,455,727
North Carolina 86.4%
Cape Fear Public Utility Authority , Revenue , 2019 A , Refunding , 4% , 8/01/44 .......
12,070,000 12,076,535
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 20,550,512
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 5,340,587
Atrium Health Obligated Group, Revenue, 2022 A, Refunding, 4%, 1/15/43 ....... 2,000,000 1,955,830
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 8,879,218
Airport, Revenue, 2019 A, 4%, 7/01/44 .................................. 3,550,000 3,415,660
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 4,460,000 4,707,642
Airport, Revenue, 2019 B, 4%, 7/01/44 .................................. 5,515,000 5,151,126
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/36 ......................... 1,790,000 1,807,083

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/38 ......................... $ 2,500,000 $ 2,503,479
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/39 ......................... 3,000,000 2,984,633
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/40 ......................... 4,500,000 4,438,213
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/41 ......................... 2,200,000 2,151,187
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 8,263,826
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 10,426,987
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,124,943
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 343,405
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,019,969
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 5,428,166
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,002,088
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,036,233
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,078,519
City of Winston-Salem ,
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,385,027
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/37 ............ 5,000,000 5,081,178
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 10,004,773
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,149,990
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 326,242
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 499,035
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 210,452
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 375,912
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 516,371
GO, 2019, 4%, 6/01/37 ............................................. 450,000 462,904
GO, 2019, 4%, 6/01/39 ............................................. 700,000 713,145
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 881,838
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 732,703
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,223,270
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 341,001
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 393,493
County of Mecklenburg , GO , 2017 A , 4% , 4/01/30 ...........................
5,000,000 5,264,906
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 820,482
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 659,187
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 3,891,846
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 5,526,782
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 14,994,160
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,059,581
Enterprise System, Revenue, 2021, 4%, 6/01/32 .......................... 1,050,000 1,131,892
County of Wake ,
GO, 2018 A, 5%, 3/01/30 ............................................ 8,000,000 8,921,623
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 8,901,146
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 5,124,390
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 5,480,355
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
4,750,000 5,120,259

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... $ 400,000 $ 423,688
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 533,904
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 591,426
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 500,000 540,999
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 1,855,000 2,013,540
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 2,670,000 2,876,492
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 722,484
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 348,217
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 14,480,506
Duke University, Revenue, 2016, Refunding, 5%, 10/01/40 ................... 2,500,000 2,651,744
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 7,500,000 7,958,006
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,088,371
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 11,643,288
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 1,000,000 1,022,069
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 1,000,000 1,016,134
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 2,270,000 2,289,237
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,088,443
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 5,541,281
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,287,305
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 19,081,598
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 14,346,802
North Carolina Central University , Revenue , 2019 , 4% , 4/01/49 .................
1,000,000 899,635
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 4,470,000 3,876,275
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 6,850,000 5,803,021
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 790,000 676,123
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,195,000 2,567,556
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 2,795,000 2,194,841
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 5,035,000 4,069,185
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,315,000 1,854,653
Revenue, 44, 3%, 7/01/46 ........................................... 2,820,000 2,199,409
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,830,000 1,366,760
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,140,000 1,832,348
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 995,000 838,295
North Carolina Medical Care Commission ,
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 1,685,881
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 6,898,112
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 2,935,000 2,207,575
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 702,578
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 168,296
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 171,660
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 796,697
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 1,665,000 1,382,285
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,345,031
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 2,300,033
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,016,646
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 5,115,000 4,847,794
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 7,640,000 6,957,200
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/34 ........ 2,050,000 2,080,204
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 4,956,606
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 849,168
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 3,510,000 2,671,289
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,086,759
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 825,497
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 3,600,000 3,513,567

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... $ 1,350,000 $ 1,074,436
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,347,011
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 3,762,325
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/37 ........................................ 200,000 209,748
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/42 ........................................ 2,250,000 2,359,669
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Pre-Refunded, 5%, 10/01/47 ........................................ 2,540,000 2,663,804
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,057,220
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,067,410
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,427,681
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 130,142
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 316,120
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 479,446
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 537,208
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 378,901
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 1,660,000 1,521,667
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,529,423
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 10,120,694
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 9,948,878
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,478,865
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 1,982,171
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 1,995,659
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,404,625
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,678,168
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,414,072
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,217,116
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,066,146
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,251,501
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 15,873,589
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 367,783
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 577,046
Revenue, 2020 A, Refunding, 5%, 5/01/36 ............................... 2,580,000 2,734,005
State of North Carolina ,
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 2,852,554
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 2,894,579
Highway Trust Fund, Revenue, 2020 B, 4%, 5/01/35 ....................... 2,750,000 2,860,085
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 8,032,667
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,076,147
University of North Carolina at Chapel Hill ,
Revenue, 2021 B, Refunding, 5%, 12/01/34 .............................. 1,225,000 1,416,478
Revenue, 2021 B, Refunding, 5%, 12/01/37 .............................. 2,180,000 2,486,014
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 4,384,191
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 2,850,000 3,194,922
University of North Carolina Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/45 . 4,010,000 4,525,919
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. 5,000,000 5,159,022
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 10,511,776

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Charlotte (The), (continued)
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. $ 2,250,000 $ 2,193,274
Revenue, 2020 A, Refunding, 5%, 10/01/38 .............................. 1,145,000 1,239,786
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 282,689
University of North Carolina at Greensboro ,
Revenue, 2014, Refunding, 5%, 4/01/39 ................................. 3,500,000 3,592,760
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,231,910
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,017,032
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 2,674,162
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,089,852
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,140
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 894,088
Revenue, 2020 B, 4%, 4/01/50 ........................................ 5,000,000 4,678,900
567,487,773
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,600,000 1,242,149
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,600,000 1,240,871
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 1,896,616
4,379,636
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,539,766
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 192,091
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 190,272
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,090,452
4,012,581
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,240,731
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,600,000 1,258,994
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,200,000 4,200,000
5,458,994
U.S. Territories 4.5%
Guam 0.2%
c
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5.25%, 10/01/30 ............................ 750,000 759,843
Revenue, 2023 A, Refunding, 5.125%, 10/01/34 ........................... 390,000 380,829
Revenue, 2023 A, Refunding, 5.25%, 10/01/35 ............................ 265,000 258,797
1,399,469
Puerto Rico 4.3%
Commonwealth of Puerto Rico ,
d
GO, FRN, Zero Cpn., 11/01/43 ........................................ 110,346 50,345
GO, 2022 A-1, 5.25%, 7/01/23 ........................................ 13,079 13,136

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... $ 26,087 $ 26,464
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 25,850 26,476
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 25,431 26,068
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 24,701 25,373
GO, 2022 A-1, 4%, 7/01/33 .......................................... 23,423 20,410
GO, 2022 A-1, 4%, 7/01/35 .......................................... 21,054 17,955
GO, 2022 A-1, 4%, 7/01/37 .......................................... 18,070 15,103
GO, 2022 A-1, 4%, 7/01/41 .......................................... 24,568 19,746
GO, 2022 A-1, 4%, 7/01/46 .......................................... 25,551 19,734
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 7,794 7,162
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 30,143 16,546
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,498,478
e
Revenue, XX, 5.25%, 7/01/40 ........................................ 4,120,000 3,059,100
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 990,000 986,776
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 297,516
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,350,000 5,305,079
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,000,000 1,979,789
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 476,808
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 191,969
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 12,890,000 12,230,170
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 2,000,000 1,811,841
28,122,044
Total U.S. Territories .................................................................... 29,521,513
Total Municipal Bonds (Cost $691,496,827) .....................................
644,237,284
Total Long Term Investments (Cost $693,096,827) ...............................
645,837,284
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
North Carolina 1.0%
f
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 1%, 1/15/37 ............................ 1,600,000 1,600,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina (continued)
f
Charlotte-Mecklenburg Hospital Authority (The), (continued)
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 1%, 1/15/48 .................................... $ 5,100,000 $ 5,100,000
6,700,000
Total Municipal Bonds (Cost $6,700,000) .......................................
6,700,000
Total Short Term Investments (Cost $6,700,000 ) .................................
6,700,000
a
Total Investments (Cost $699,796,827) 99.3% ...................................
$652,537,284
Other Assets, less Liabilities 0.7% .............................................
4,575,082
Net Assets 100.0% ...........................................................
$657,112,366
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $21,092,246, representing 3.2% of net assets.
c
Security purchased on a when-issued basis.
d
The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Ohio Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,250,000 $ 2,250,000
Total Corporate Bonds (Cost $2,250,000) .......................................
2,250,000
Municipal Bonds 99.0%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,800,000 2,317,408
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 9,144,000 7,828,910
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,200,000 1,448,847
9,277,757
Illinois 0.2%
State of Illinois ,
GO, 2017 C, 5%, 11/01/29 ........................................... 1,500,000 1,563,842
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 454,922
2,018,764
Kentucky 0.8%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 15,210,000 9,722,009
New Jersey 0.6%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 3,510,000 3,784,750
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,500,000 1,484,862
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,000,000 1,932,414
7,202,026
New York 0.5%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/40 ..................................... 6,750,000 5,989,923
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 750,000 628,929
6,618,852
Ohio 92.6%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 5,400,000 3,994,644
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,125,663
Revenue, 2016 A, Refunding, 4%, 2/15/35 ............................... 1,000,000 1,001,889
Revenue, 2016 A, 5%, 2/15/41 ........................................ 5,000,000 5,122,934
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 7,500,000 7,641,586
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 3,919,678
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 3,691,262
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 3,485,896
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,004,293
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,562,860
Berkshire Local School District , GO , 2021 , Refunding , 3% , 10/01/56 .............
735,000 511,416
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 4,095,000 3,210,452
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 2,944,023

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
$ 9,155,000 $ 9,777,084
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,534,617
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,425,049
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,036,209
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 9,462,403
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 33,215,000 23,820,572
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 3,245,000 2,827,354
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ 100,000 101,262
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 136,186
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 185,987
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 195,309
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 204,338
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 208,115
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 216,745
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 220,148
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 233,225
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 236,226
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 900,000 849,165
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 929,365
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn., 12/01/32 ............................ 3,955,000 2,772,547
GO, 2005, NATL Insured, Zero Cpn., 12/01/33 ............................ 2,000,000 1,338,558
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/22 ................... 1,905,000 1,905,000
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/23 ................... 1,905,000 1,846,955
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/24 ................... 1,905,000 1,787,314
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 16,693,271
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 9,338,353
City of Chillicothe ,
Adena Health System Obligated Group, Revenue, 2017, Refunding, 5%, 12/01/37 . 2,890,000 2,975,822
Adena Health System Obligated Group, Revenue, 2017, Refunding, 5%, 12/01/47 . 2,110,000 2,138,061
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,905,618
City of Cleveland ,
GO, 2012, 5%, 12/01/30 ............................................. 35,000 35,063
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,027,434
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 926,117
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,057,255

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Columbus ,
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... $ 5,000,000 $ 5,471,386
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 7,766,627
GO, 2019 A, 5%, 4/01/40 ............................................ 3,000,000 3,251,588
GO, 2021 A, 5%, 4/01/40 ............................................ 1,900,000 2,092,241
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 15,340,320
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/30 ........................ 5,000,000 5,336,733
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,020,125
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,174,715
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 9,117,254
City of Mount Vernon ,
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/37 ..... 995,000 927,152
Mount Vernon Nazarene University, Revenue, 2022, Refunding, 4%, 2/01/52 ..... 1,675,000 1,418,012
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,808,263
City of Toledo , Water System , Revenue , 2013 , Pre-Refunded , 5% , 11/15/38 .......
9,395,000 9,502,791
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,852,029
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 594,687
Revenue, B-2, NATL Insured, Zero Cpn., 11/15/38 ......................... 10,000,000 4,987,892
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,130,168
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,127,337
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,600,000
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,000,000
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 5%, 7/01/35 ....... 600,000 668,234
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 705,759
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 100,409
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 700,404
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 98,107
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/41 ....... 800,000 783,694
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 450,860
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 1,764,196
Euclid Avenue Development Corp., Revenue, 2022 A, 5.5%, 8/01/52 ........... 9,000,000 9,657,950
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 658,332
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 1,529,206
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 7,568,350
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 20,428,669
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 4,140,000 4,088,536
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,473,015
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 785,755
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 964,183
Excise Tax, Revenue, 2015, Pre-Refunded, 5%, 12/01/25 .................... 500,000 512,050
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 2,748,841

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin, (continued)
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. $ 5,000,000 $ 4,887,016
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/33 .......... 5,270,000 4,857,637
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/34 .......... 2,240,000 2,041,836
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/35 .......... 2,900,000 2,617,754
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/36 .......... 2,640,000 2,361,131
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 2,590,000 2,223,563
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 6,532,803
Sales Tax, Revenue, 2018, 5%, 6/01/48 ................................. 6,000,000 6,395,228
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 3,515,000 3,568,972
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 11,800,000 11,977,919
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/49 .......... 6,030,000 5,668,913
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. 6,965,000 7,882,949
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 2,115,000 2,448,807
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 2,000,000 2,276,926
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... 5,000,000 5,104,735
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,095,562
County of Mahoning ,
c
Sewer System, Revenue, 2022, Refunding, 5%, 12/01/46 .................... 3,000,000 3,137,320
Western Reserve Care System, Revenue, 1995, NATL Insured, ETM, 5.5%, 10/15/25 1,700,000 1,782,132
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,123,564
County of Montgomery ,
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/41 1,000,000 967,639
Premier Health Partners Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/39 ....................................................... 5,000,000 4,598,155
County of Ross , Adena Health System Obligated Group , Revenue , 2019 , Refunding ,
5% , 12/01/44 ..................................................... 4,705,000 4,805,239
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,273,828
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,352,515
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,699,502
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 356,160
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,161,911
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 3%, 5/15/51 .......... 1,000,000 684,968
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,131,733
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,097,434
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 9,971,088
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,793,930
Fairborn City School District , GO , 2021 A , 3% , 12/01/50 ......................
8,065,000 5,976,615
Franklin City School District , GO , 2021 A , 3% , 11/01/57 .......................
8,000,000 5,724,406
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 20,936,888
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,438,566
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 1,910,900
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,319,704

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Great Oaks Career Campuses Board of Education , COP , 2021 , 3% , 12/01/44 ......
$ 1,455,000 $ 1,177,598
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,075,937
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,806,319
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/40 ...........
1,435,000 1,402,441
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,591,781
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,120,358
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,140,264
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,191,702
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,224,017
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,822,413
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,040,300
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,549,469
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 11,124,269
Miami University ,
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,394,370
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,604,359
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,277,837
Revenue, 2021 A, Refunding, 5%, 9/01/32 ............................... 1,070,000 1,220,700
Revenue, 2021 A, Refunding, 5%, 9/01/33 ............................... 1,055,000 1,196,485
Revenue, 2021 A, Refunding, 5%, 9/01/34 ............................... 1,035,000 1,169,613
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 21,262,236
New Albany Community Authority ,
Revenue, 2012 C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,102,263
Revenue, 2012 C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,252,530
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 74,951
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 130,351
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. 100,000 106,295
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 118,453
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 500,000 390,285
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 399,068
Revenue, 2022, BAM Insured, 5%, 12/01/43 ............................. 1,000,000 1,049,522
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 5,768,451
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 4,097,464
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 5,910,855
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 4,725,116
Norwood City School District ,
GO, 2017 A, Pre-Refunded, 5%, 11/01/46 ............................... 5,000,000 5,376,567
GO, 2017 A, Pre-Refunded, 5.25%, 11/01/51 ............................. 7,645,000 8,282,722
d
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp., Revenue, 2009 B, Mandatory Put, 1.375%, 11/01/24 ... 1,875,000 1,774,418
Ohio Valley Electric Corp., Revenue, 2009 C, Mandatory Put, 1.5%, 11/04/25 ..... 2,000,000 1,843,503
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , AGMC
Insured , 5.25% , 12/01/23 ............................................ 235,000 235,548
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5.25%, 1/01/47 3,000,000 3,116,592
Ashtabula County Medical Center Obligated Group, Revenue, 2022, 5.25%, 1/01/52 2,250,000 2,324,478
Baldwin Wallace University, Revenue, 2022, 6%, 12/01/52 ................... 5,970,000 6,331,282

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
Capital University, Revenue, 2022, Refunding, 6%, 9/01/42 .................. $ 4,900,000 $ 5,128,067
Capital University, Revenue, 2022, Refunding, 6%, 9/01/47 .................. 2,000,000 2,072,618
Capital University, Revenue, 2022, Refunding, 6%, 9/01/52 .................. 5,100,000 5,260,053
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 6,318,365
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/32 .............. 300,000 316,547
Cleveland Institute of Music (The), Revenue, 2022, 5.125%, 12/01/42 ........... 3,390,000 3,447,242
Cleveland Institute of Music (The), Revenue, 2022, 5.375%, 12/01/52 ........... 3,100,000 3,159,914
Denison University, Revenue, 2021, 3%, 11/01/50 ......................... 4,250,000 2,952,211
John Carroll University, Revenue, 2020, 4%, 10/01/45 ...................... 1,100,000 966,233
John Carroll University, Revenue, 2020, 4%, 10/01/50 ...................... 3,500,000 2,984,042
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/47 .............. 11,360,000 9,843,765
John Carroll University, Revenue, 2022, Refunding, 4%, 10/01/52 .............. 5,000,000 4,218,348
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,463,421
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,271,863
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 2,663,128
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 5,320,000 5,488,635
Kenyon College, Revenue, 2016, Refunding, 4%, 7/01/44 ................... 5,180,000 4,730,923
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,299,723
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 4,000,000 3,550,227
Otterbein Homes Obligated Group, Revenue, 2021 B, Refunding, 4%, 7/01/46 .... 1,085,000 1,006,933
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/37 .............. 1,050,000 983,078
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/38 .............. 1,055,000 978,178
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/39 .............. 1,105,000 1,017,279
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/40 .............. 1,225,000 1,117,415
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/41 .............. 1,275,000 1,157,306
Otterbein University, Revenue, 2022 A, Refunding, 4%, 12/01/46 .............. 1,975,000 1,738,991
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 11,311,584
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 150,000 162,272
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 453,301
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 440,552
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 601,894
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 371,099
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 141,512
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 543,398
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,080,030
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 900,201
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,090,945
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 465,369
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/40 ................ 500,000 382,930
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 239,911
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 241,026
Ohio Housing Finance Agency , Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 ....
505,000 409,068
Ohio State University (The) ,
Revenue, 2014 A, 4%, 12/01/30 ....................................... 4,325,000 4,396,342
Revenue, 2021 A, 4%, 12/01/48 ....................................... 10,020,000 9,680,151
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 17,025,000 18,151,728
Revenue, 2018 A, 5%, 2/15/43 ........................................ 16,325,000 17,373,512
Revenue, Junior Lien, 2013 A-1, Refunding, 5.25%, 2/15/33 .................. 4,200,000 4,223,900
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn., 2/15/38 ............. 3,665,000 1,948,141
Revenue, Junior Lien, 2013 A-2, Zero Cpn., 2/15/43 ........................ 10,485,000 4,140,027
Revenue, Junior Lien, 2022 A, Refunding, 5%, 2/15/39 ...................... 5,000,000 5,646,621
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 7,380,390
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/39 ........................................ 5,000,000 5,529,705

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Water Development Authority, (continued)
Revenue, 2019, 5%, 6/01/44 ......................................... $ 5,650,000 $ 6,128,192
Revenue, 2021, 5%, 6/01/46 ......................................... 10,555,000 11,615,694
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 10,000,000 10,846,357
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 5,563,122
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/50 ............ 2,500,000 2,689,950
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 15,054,327
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 439,062
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 12,562,133
GO, 2014, Refunding, Zero Cpn., 12/01/40 ............................... 6,000,000 2,890,109
GO, 2014, Refunding, Zero Cpn., 12/01/41 ............................... 6,000,000 2,763,628
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
2,000,000 2,054,073
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,155,699
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 5,701,054
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,236,199
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,121,880
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 10,536,853
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 7,132,670
GO, 2020 C, 5%, 3/01/38 ............................................ 2,300,000 2,566,056
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,106,392
GO, V, 5%, 5/01/34 ................................................ 4,000,000 4,407,308
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 9,451,411
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/29 ........................................................ 4,850,000 5,422,694
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/38 .......... 1,000,000 1,112,857
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,110,397
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/40 .......... 1,110,000 1,224,280
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 826,514
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 928,181
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 798,926
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 3,720,378
University Hospitals Health System, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 1/15/46 ............................................ 18,795,000 16,816,138
Summit County Development Finance Authority , City of Akron , Revenue , 2022 ,
4% , 5/15/46 ...................................................... 5,585,000 5,238,383
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,911,536
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 10,110,890
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,089,700
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 358,836
Revenue, 2021 A, 3%, 5/15/51 ........................................ 1,160,000 784,546
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/46 ........................... 1,625,000 1,295,792
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/51 ........................... 2,840,000 2,161,427
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/57 ........................... 6,000,000 4,450,839
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,200,206
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,508,414
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 6,195,841

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
University of Akron (The), (continued)
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... $ 11,065,000 $ 11,392,668
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 13,576,737
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 5,901,924
University of Cincinnati ,
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 6,405,748
Revenue, 2018 A, Refunding, 4%, 6/01/48 ............................... 10,000,000 9,600,678
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 14,413,469
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,659,839
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 1,904,749
Warren County Port Authority ,
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/41 .......... 2,075,000 1,773,901
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/55 .......... 3,500,000 2,737,605
Ohio Communities Accelerator Fund, Revenue, 2021 D, 5%, 12/01/46 .......... 3,895,000 3,213,896
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/41 .......... 570,000 488,522
Ohio Communities Accelerator Fund, Revenue, 2021 H, 4%, 12/01/53 .......... 1,375,000 1,084,189
Ohio Communities Accelerator Fund, Revenue, 2022 A, 5.5%, 12/01/50 ......... 3,210,000 3,145,021
Ohio Communities Accelerator Fund, Revenue, 2022 B, 4.75%, 12/01/34 ........ 1,100,000 1,093,600
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 469,276
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,199,462
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,527,091
Warrensville Heights City School District ,
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 195,642
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 481,091
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 1,828,187
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,009,035
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,232,116
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,163,349
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,849,903
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,668,829
Winton Woods City School District ,
GO, 2017, Refunding, 4%, 11/01/43 .................................... 7,000,000 6,920,848
GO, 2022, Refunding, BAM Insured, 4%, 11/01/53 ......................... 2,000,000 1,889,297
Wright State University , Revenue , 2021 A , Refunding , BAM Insured , 5% , 5/01/30 ...
1,285,000 1,401,490
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,611,768
1,150,327,311
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 3,200,000 2,484,298
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 3,200,000 2,481,742
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 5,250,000 3,371,759
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,427,669
10,765,468

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee 0.1%
d
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 $ 1,500,000 $ 1,547,232
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 4,300,000 3,152,853
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 300,000 235,953
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 1,000,000 699,092
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,479,540
8,567,438
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,481,462
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 3,100,000 2,439,300
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 8,200,000 8,200,000
10,639,300
U.S. Territories 0.7%
Puerto Rico 0.7%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 998,985
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 993,959
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 800,000 793,375
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 540,000 534,906
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,870,000 1,905,755
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 800,000 794,109
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 940,000 930,501
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 476,808
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/35 .. 235,000 251,097
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,043,692
8,723,187
Total U.S. Territories .................................................................... 8,723,187
Total Municipal Bonds (Cost $1,293,541,273) ...................................
1,230,208,214
Total Long Term Investments (Cost $1,295,791,273) .............................
1,232,458,214
a
a a a a
a
Total Investments (Cost $1,295,791,273) 99.2% ..................................
$1,232,458,214
Other Assets, less Liabilities 0.8% .............................................
10,206,294
Net Assets 100.0% ...........................................................
$1,242,664,508
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $40,207,737, representing 3.2% of net assets.
c
Security purchased on a when-issued basis.
d
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Oregon Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,500,000
Total Corporate Bonds (Cost $2,500,000) .......................................
2,500,000
Municipal Bonds 98.7%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
3,500,000 2,896,760
Florida 0.5%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 987,850
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 5,600,000 4,564,000
5,551,850
Illinois 0.4%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
5,000,000 4,502,487
Kentucky 0.5%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn ., 5/01/52 .................................... 8,300,000 5,305,238
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,250,000 2,299,314
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 2,000,000 1,829,612
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 1,000,000 725,118
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 980,948
Revenue, 2022 A, 4%, 6/15/38 ........................................ 2,165,000 2,091,838
7,926,830
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 4,634,758
Oregon 89.2%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,310,378
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,587,526
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn ., 6/15/31 ...........
1,000,000 742,687
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,017,440
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 1,877,691
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 1,964,915
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,055,422
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,149,063
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,251,165
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,358,923
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,782,348
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,156,096
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 4,075,000 4,108,990
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/26 ................. 335,000 347,571
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/27 ................. 1,195,000 1,247,926
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/29 ................. 1,315,000 1,385,366
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/30 ................. 1,385,000 1,464,344
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/31 ................. 1,450,000 1,536,735
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/32 ................. 1,525,000 1,609,329

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/33 ................. $ 1,600,000 $ 1,680,155
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/35 ................. 490,000 459,557
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/37 ................. 1,905,000 1,747,197
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/38 ................. 3,960,000 3,597,287
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/39 ................. 1,750,000 1,571,441
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,320,000 1,344,398
City of Portland , Water System , Revenue, Second Lien , 2019 A , 5% , 5/01/44 .......
5,500,000 5,942,977
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 24,401,294
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 813,075
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,067,231
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,330,252
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn ., 6/15/40 ....................................... 10,000,000 4,587,859
GO, 2017 A, Zero Cpn ., 6/15/41 ....................................... 17,030,000 7,479,811
GO, 2017 A, Zero Cpn ., 6/15/42 ....................................... 16,625,000 6,973,561
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 8,663,787
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 10,720,123
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 1,878,386
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn ., 6/15/37 ............................................. 12,130,000 6,655,069
GO, Zero Cpn ., 6/15/38 ............................................. 12,495,000 6,480,968
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,269,956
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,038,750
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,392,102
County of Crook , GO , 2022 , Zero Cpn ., 12/01/46 ............................
15,000,000 12,912,364
County of Yamhill ,
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/24 .............. 750,000 762,268
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/29 .............. 910,000 936,790
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/31 .............. 990,000 1,013,628
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/36 .............. 2,585,000 2,525,332
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/46 .............. 3,830,000 3,398,103
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/40 ................ 7,010,000 7,290,247
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/45 ................ 9,285,000 9,588,209
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 8,440,000 8,546,255
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,690,140
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 6,471,205
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 7,027,032
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 6,478,046
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn ., 6/15/40 ....................................... 705,000 318,094
GO, 2019 B, Zero Cpn ., 6/15/41 ....................................... 710,000 303,796
GO, 2019 B, Zero Cpn ., 6/15/42 ....................................... 610,000 248,059
GO, 2019 B, Zero Cpn ., 6/15/43 ....................................... 820,000 315,670
GO, 2019 B, Zero Cpn ., 6/15/44 ....................................... 1,115,000 406,557
GO, 2019 B, Zero Cpn ., 6/15/45 ....................................... 985,000 341,988
GO, 2019 B, Zero Cpn ., 6/15/46 ....................................... 1,190,000 391,658
GO, 2019 B, Zero Cpn ., 6/15/47 ....................................... 1,170,000 365,531
GO, 2019 B, Zero Cpn ., 6/15/48 ....................................... 1,320,000 391,561

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. $ 1,000,000 $ 1,015,344
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, 5%, 6/15/30 ............................................ 695,000 747,100
GO, 2014 A, Pre-Refunded, 5%, 6/15/30 ................................ 2,480,000 2,672,966
GO, 2014 A, Pre-Refunded, 5%, 6/15/33 ................................ 2,115,000 2,283,276
GO, 2014 A, Pre-Refunded, 5%, 6/15/36 ................................ 2,000,000 2,159,127
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,444,379
Marion County School District No. 103 Woodburn ,
GO, 2015, Pre-Refunded, 5%, 6/15/33 .................................. 2,930,000 3,101,410
GO, 2015, Pre-Refunded, 5%, 6/15/34 .................................. 3,200,000 3,387,205
GO, 2015, Pre-Refunded, 5%, 6/15/35 .................................. 2,075,000 2,196,391
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 4%, 8/15/45 .............................................. 5,620,000 5,260,001
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 8,245,000 8,603,245
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 5,685,000 5,200,459
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/50 4,500,000 4,664,162
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,516,427
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,490,367
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 7,965,326
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 11,554,147
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 B, 5%, 6/15/37 ............................................ 7,885,000 8,452,817
GO, 2019 A, Zero Cpn ., 6/15/39 ....................................... 9,500,000 4,683,931
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn ., 6/15/24 ....................................... 1,640,000 1,567,396
GO, 2012 B, Zero Cpn ., 6/15/25 ....................................... 1,325,000 1,226,110
GO, 2012 B, Zero Cpn ., 6/15/26 ....................................... 2,585,000 2,311,309
GO, 2012 B, Zero Cpn ., 6/15/27 ....................................... 2,655,000 2,289,881
GO, 2012 B, Zero Cpn ., 6/15/28 ....................................... 2,495,000 2,072,363
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,595,000 2,071,709
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 1,885,000 1,447,323
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 2,030,000 1,495,064
GO, 2012 B, Zero Cpn ., 6/15/32 ....................................... 2,000,000 1,409,004
Multnomah-Clackamas Counties Centennial School District No. 28JT , GO , 2020 ,
Refunding , 5% , 6/15/45 ............................................. 13,000,000 14,147,357
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
17,000,000 18,096,599
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2017 A , 5% , 7/01/42 .................................. 10,000,000 10,573,401
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,170,000 1,129,604
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,548,483
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 3,530,199
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 31,395,000 31,950,610
Legacy Health Obligated Group, Revenue, 2022 A, 4.125%, 6/01/52 ........... 3,000,000 2,750,604
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,056,639
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 7,879,950
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,301,584
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 237,133
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 11,025,000 11,231,486

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon State Facilities Authority, (continued)
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. $ 1,950,000 $ 1,979,707
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 47,505,000 40,036,929
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 12,919,287
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 6,300,000 6,430,557
Airport, Revenue, Twenty-Eight, 5%, 7/01/29 ............................. 6,455,000 6,965,963
Airport, Revenue, Twenty-Eight, 4%, 7/01/47 ............................. 5,000,000 4,500,775
Airport, Revenue, Twenty-Five A, 5%, 7/01/49 ............................ 12,425,000 13,005,187
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 4,830,000 4,960,543
Airport, Revenue, Twenty-Four A, 5%, 7/01/47 ............................ 4,700,000 4,838,026
Airport, Revenue, Twenty-Four B, 5%, 7/01/42 ............................ 7,645,000 7,785,988
Airport, Revenue, Twenty-Four B, 5%, 7/01/47 ............................ 1,750,000 1,775,820
Airport, Revenue, Twenty-Seven A, 5%, 7/01/30 ........................... 1,585,000 1,720,374
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... 15,670,000 16,117,642
Airport, Revenue, Twenty-Six A, Refunding, 5%, 7/01/33 .................... 500,000 556,736
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/33 .................... 650,000 723,757
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/37 .................... 800,000 871,340
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 545,000 545,758
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 494,159
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,177,179
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 2,558,594
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 936,274
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/23 .... 105,000 105,219
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/24 .... 110,000 110,425
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/25 .... 130,000 130,532
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/26 .... 135,000 135,336
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/27 .... 260,000 260,301
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 5%, 5/15/28 .... 310,000 309,699
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/29 .... 515,000 482,821
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/30 .... 385,000 356,297
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/31 .... 400,000 365,697
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/32 .... 370,000 334,075
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/40 .... 1,540,000 1,272,288
Capital Manor, Inc. Obligated Group, Revenue, 2022, Refunding, 4%, 5/15/57 .... 2,750,000 1,977,543
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 17,105,000 17,283,786
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn ., 6/15/30 ....................................... 8,500,000 6,594,426
GO, 2020 C, 4%, 6/15/38 ............................................ 6,000,000 6,105,374
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,095,357
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,534,015
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,158,903
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 2,686,578
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,051,266
GO, 2015 M, Pre-Refunded, 5%, 8/01/45 ................................ 3,315,000 3,517,926
GO, 2015 O, Pre-Refunded, 5%, 8/01/40 ................................ 7,005,000 7,433,808
GO, 2017 A, 5%, 5/01/42 ............................................ 2,500,000 2,658,666
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 16,000,213
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 5,406,525
GO, 2019 G, 5%, 8/01/44 ............................................ 5,370,000 5,821,614
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,488,047

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
State of Oregon, (continued)
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 $ 12,500,000 $ 13,783,739
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/39 23,175,000 25,389,666
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 6,825,000 7,408,322
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,121,114
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 2,744,073
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 6,378,010
Revenue, 2018 A, 5%, 10/01/31 ....................................... 5,025,000 5,454,950
Revenue, 2018 A, 5%, 10/01/32 ....................................... 1,865,000 2,020,790
Revenue, 2018 A, Pre-Refunded, 5%, 9/01/48 ............................ 18,505,000 20,467,052
Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%, 9/01/41 ................... 18,650,000 20,212,331
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/47 ...... 2,250,000 2,260,407
Grande Ronde Hospital, Inc. Obligated Group, Revenue, 2022, 5%, 7/01/52 ...... 2,250,000 2,227,438
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ 20,000,000 20,711,724
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 12,253,597
Revenue, 2020 A, 5%, 4/01/50 ........................................ 30,000,000 31,977,102
b
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 274,092
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 300,000 327,708
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 2,200,000 2,368,085
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 10,101,531
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 6,432,074
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 10,794,516
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 10,746,310
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/38 ....................................... 2,350,000 1,191,422
GO, 2018 A, Zero Cpn ., 6/15/39 ....................................... 3,275,000 1,570,916
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,545,000 2,043,576
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 2,490,000 1,924,635
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 3,140,000 2,330,082
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,676,008
887,262,174
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,500,000 1,940,858
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,500,000 1,938,861
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn ., 6/01/37 7,650,000 4,913,134
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,275,939
11,068,792
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 3,300,000 2,419,631
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 250,000 258,929
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 250,000 259,218

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ $ 4,200,000 $ 3,135,678
6,073,456
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 1,938,642
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 2,400,000 1,888,491
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 6,300,000 6,300,000
8,188,491
U.S. Territories 3.8%
Puerto Rico 3.8%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,001,614
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,298,681
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 993,959
c
Revenue, WW, 5.25%, 7/01/33 ........................................ 7,040,000 5,227,200
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,100,000 1,090,891
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 991,603
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 395,958
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 19,745,000 18,734,267
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 3,000,000 2,717,762
37,451,935
Total U.S. Territories .................................................................... 37,451,935
Total Municipal Bonds (Cost $1,020,655,192) ...................................
982,801,413
Total Long Term Investments (Cost $1,023,155,192) .............................
985,301,413
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Oregon 0.1%
d
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 1% , 8/01/34 .............. 800,000 800,000
Total Municipal Bonds (Cost $800,000) .........................................
800,000
Total Short Term Investments (Cost $800,000 ) ..................................
800,000
a
Total Investments (Cost $1,023,955,192) 99.1% ..................................
$986,101,413
Other Assets, less Liabilities 0.9% .............................................
9,023,570
Net Assets 100.0% ...........................................................
$995,124,983
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $44,847,632, representing 4.5% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Pennsylvania Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,600,000
Total Corporate Bonds (Cost $1,600,000) .......................................
1,600,000
Municipal Bonds 98.1%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 5,688,000 4,869,952
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,000,000 658,567
5,528,519
Illinois 0.8%
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 2,750,000 2,476,368
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 2,000,000 1,698,242
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 1,500,000 1,591,395
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 454,922
6,220,927
New Jersey 0.8%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 911,954
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 4,030,000 4,345,454
Revenue, 2020 AA, 4%, 6/15/37 ....................................... 1,000,000 972,800
6,230,208
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,700,000 5,738,036
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 6,050,000 5,125,823
10,863,859
Pennsylvania 90.5%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/33 ........................................ 5,000,000 5,384,852
Revenue, 2021 A, 5%, 1/01/35 ........................................ 5,755,000 6,120,062
Revenue, 2021 A, 5%, 1/01/51 ........................................ 8,500,000 8,664,033
Revenue, 2021 B, 5%, 1/01/36 ........................................ 2,735,000 2,993,045
Allegheny County Higher Education Building Authority ,
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/33 .............. 700,000 714,840
Chatham University, Revenue, 2022, Refunding, 5.25%, 9/01/34 .............. 1,090,000 1,102,321
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/40 . 2,115,000 1,990,275
Duquesne University of the Holy Spirit, Revenue, 2021 A, Refunding, 4%, 3/01/41 . 3,000,000 2,791,749
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,000,254
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,231,207
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
7,000,000 7,447,880
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/32 ................................. 1,560,000 1,627,526
Revenue, 2022, Refunding, 5%, 5/01/33 ................................. 1,800,000 1,866,416
Revenue, 2022, Refunding, 5%, 5/01/34 ................................. 1,550,000 1,594,420
Revenue, 2022, Refunding, 5%, 5/01/35 ................................. 1,400,000 1,427,905
Revenue, 2022, Refunding, 5%, 5/01/42 ................................. 8,875,000 8,702,580

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ $ 1,000,000 $ 945,383
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 560,674
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,238,636
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 1,015,803
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 944,981
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ 1,000,000 1,052,579
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,028,611
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,116,547
Bucks County Industrial Development Authority ,
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/37 ......... 1,000,000 998,637
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/42 ......... 1,080,000 1,060,024
Delaware Valley University, Revenue, 2022 B, Refunding, 5%, 11/01/52 ......... 2,500,000 2,368,083
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,374,163
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 8,174,223
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,899,582
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 5,910,117
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 5,666,383
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,441,368
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,241,717
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 1,700,717
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 489,411
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,388,720
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 366,410
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... 1,000,000 862,862
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 480,000 467,548
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 3,539,933
GO, 2019 B, 5%, 2/01/38 ............................................ 4,055,000 4,311,806
GO, 2019 B, 5%, 2/01/39 ............................................ 6,050,000 6,421,432
GO, 2021 A, 4%, 5/01/37 ............................................ 5,000,000 5,001,389
GO, 2021 A, 4%, 5/01/38 ............................................ 5,000,000 4,983,713
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......................... 10,000,000 10,106,244
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 5,225,000 4,753,401
Airport, Revenue, 2021, Refunding, 5%, 7/01/51 ........................... 3,100,000 3,165,039
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............ 10,000,000 10,375,188
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 5,000,000 5,187,594
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 5,179,974
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 5,231,468
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/45 .............. 6,300,000 6,684,221
Water & Wastewater, Revenue, 2022 C, 5.5%, 6/01/47 ...................... 5,000,000 5,550,957

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
$ 1,650,000 $ 1,422,197
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 10,423,598
Commonwealth of Pennsylvania ,
GO, 2019, Refunding, 5%, 7/15/29 ..................................... 5,000,000 5,654,928
GO, 2022, 5%, 10/01/40 ............................................. 5,000,000 5,623,386
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ 1,100,000 1,123,960
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,042,218
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
1,660,000 1,736,700
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 593,834
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 676,885
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 438,785
County of York , GO , 2020 B , 4% , 6/01/38 .................................
860,000 859,573
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,456,406
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 2,475,000 2,452,443
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,542,274
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,042,955
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,017,099
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , Pre-Refunded , BAM Insured , 5% , 11/01/38 .... 1,250,000 1,277,112
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group, Revenue, 2018, Refunding, 5%,
7/15/43 ........................................................ 3,410,000 3,478,757
Penn Highlands Healthcare Obligated Group, Revenue, 2020, 4%, 7/15/50 ...... 3,500,000 2,980,502
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/41 ........................................................ 1,000,000 911,937
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/51 ........................................................ 4,000,000 3,390,470
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 3,250,000 3,288,686
Student Services, Inc., Revenue, 2015, Pre-Refunded, 5%, 7/01/47 ............ 3,750,000 3,963,233
Easton Area School District , GO , 2021 , 4% , 4/01/32 .........................
1,450,000 1,532,180
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,532,885
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,049,405
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 858,967
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 845,767
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2017 A-1, Refunding, 5%,
2/15/45 ........................................................ 15,900,000 16,139,691
Geisinger Health System Obligated Group, Revenue, 2017 A-2, Refunding, 5%,
2/15/39 ........................................................ 3,155,000 3,225,199
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 12,381,186
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 683,285
GO, 2021, 3%, 4/01/35 ............................................. 810,000 752,929
GO, 2021, 3%, 4/01/36 ............................................. 625,000 571,861
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 894,659

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Governor Mifflin School District, (continued)
GO, 2021, 3%, 4/01/38 ............................................. $ 1,000,000 $ 878,915
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 874,955
Greater Johnstown Water Authority , Sewer , Revenue , 2020 , AGMC Insured , 4% ,
8/15/38 ......................................................... 1,740,000 1,750,527
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,537,808
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,298,392
Lancaster Higher Education Authority ,
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/46 ............ 5,000,000 4,939,329
Elizabethtown College, Revenue, 2022 A, Refunding, 5%, 10/01/51 ............ 5,000,000 4,873,339
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/51 ........ 2,780,000 2,126,742
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 520,000 387,148
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 1,939,745
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,400,325
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. 1,000,000 1,035,341
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 1,899,654
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 611,167
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 628,932
St. Vincent College Corp., Revenue, 2013, Pre-Refunded, 5%, 5/01/43 ......... 4,120,000 4,158,892
Lehigh County Authority ,
Revenue, 2013 A, 5%, 12/01/43 ....................................... 2,435,000 2,441,864
Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ........................... 2,805,000 2,872,602
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 11/01/41 4,345,000 3,935,787
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/42 .... 14,390,000 13,080,166
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 4,163,826
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,433,121
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,531,053
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University, Revenue, 2022, Refunding, 5.25%, 5/01/37 ......... 2,665,000 2,713,886
Gwynedd Mercy University, Revenue, 2022, Refunding, 5%, 5/01/42 ........... 3,700,000 3,562,247
Thomas Jefferson University Obligated Group, Revenue, 2018, Refunding, 5%,
9/01/48 ........................................................ 8,250,000 8,296,012
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 9,219,774
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 4%,
5/01/52 ........................................................ 4,000,000 3,484,201
Thomas Jefferson University Obligated Group, Revenue, 2022 B, Refunding, 5%,
5/01/52 ........................................................ 5,000,000 5,005,178
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 502,670
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 1,916,626
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,510,959
Public School of Germantown (The), Revenue, 2021 A, Refunding, 4%, 10/01/51 .. 2,450,000 1,948,490
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,038,324

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ $ 500,000 $ 434,073
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 7,500,000 7,540,217
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... 2,500,000 2,552,509
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 994,764
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 737,435
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. 775,000 637,249
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,716,032
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 501,879
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,289,302
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... 5,000,000 5,042,566
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 4,669,233
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 8,110,944
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,272,607
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... 1,200,000 1,126,272
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/41 ........... 1,300,000 1,215,619
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 6,526,782
St. Joseph's University, Revenue, 2012, 5%, 11/01/42 ...................... 5,000,000 5,000,976
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5.25%,
9/01/50 ........................................................ 7,465,000 7,556,634
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 2,940,349
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 14,713,920
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 5,276,689
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 6,662,326
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 4,933,133
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 9,362,550
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/51 ................ 11,030,000 9,405,726
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 4,872,275
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 8,361,085
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 11,000,024
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 10,624,447
Revenue, 2017 A, 5%, 9/01/42 ........................................ 15,750,000 16,689,905
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 6,324,915
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,434,558
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 7,774,260
Revenue, 2021 A, Refunding, 4%, 12/01/39 .............................. 2,655,000 2,658,325
Revenue, 2021 B, 4%, 12/01/37 ....................................... 1,500,000 1,501,948
Revenue, 2021 B, 4%, 12/01/46 ....................................... 10,950,000 10,448,719
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 3,810,994
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, Pre-
Refunded, 5%, 7/01/42 ............................................ 5,000,000 5,175,773
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 206,576
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 302,445

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, (continued)
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ $ 2,515,000 $ 2,498,156
St. Joseph's University, Revenue, 2022, 5.5%, 11/01/60 ..................... 8,410,000 8,738,173
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,111,414
Thomas Jefferson University Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/42 ........................................................ 3,500,000 3,566,835
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 2,400,000 2,413,648
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,048,573
Revenue, 15th, Refunding, 5%, 8/01/42 ................................. 5,000,000 5,202,082
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 6,000,000 6,193,798
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien, 2022 A, 5.25%, 9/01/39 ............................. 1,490,000 1,631,153
Revenue, First Lien, 2022 A, 5.25%, 9/01/40 ............................. 1,365,000 1,477,422
Revenue, First Lien, 2022 A, 5.25%, 9/01/41 ............................. 1,650,000 1,774,636
Revenue, First Lien, 2022 A, 5.25%, 9/01/42 ............................. 1,685,000 1,805,808
Revenue, First Lien, 2022 A, 5%, 9/01/52 ................................ 2,640,000 2,765,243
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,056,744
Radnor Township School District ,
GO, 2021, 3%, 8/15/35 ............................................. 1,400,000 1,289,628
GO, 2021, 4%, 8/15/36 ............................................. 1,600,000 1,638,275
GO, 2021, 4%, 8/15/37 ............................................. 3,445,000 3,521,597
GO, 2021, 4%, 8/15/38 ............................................. 1,430,000 1,456,022
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/37 .................
4,000,000 3,988,212
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,502,587
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 2,759,396
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 3,510,877
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,123,405
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,450,420
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 16,958,587
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,178,274
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 3,772,926
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 7,439,113
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,138,688
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,013,176
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,498,591
Township of Upper St. Clair ,
GO, 2021, 4%, 5/15/37 ............................................. 535,000 546,515
GO, 2021, 4%, 5/15/39 ............................................. 1,000,000 1,011,765
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 879,947
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,297,557
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,086,402
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 767,158

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Westmoreland County Industrial Development Authority, (continued)
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... $ 1,270,000 $ 1,352,536
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,179,561
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,094,889
Wilson School District ,
GO, 2021 C, 4%, 5/15/31 ............................................ 2,100,000 2,197,264
GO, 2021 C, 4%, 5/15/32 ............................................ 1,850,000 1,917,827
723,589,767
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 2,000,000 1,552,686
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 2,000,000 1,551,089
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 758,647
3,862,422
Texas 0.5%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,906,376
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,463,747
4,370,123
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,550,913
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,900,000 1,495,055
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 5,100,000 5,100,000
6,595,055
U.S. Territories 1.9%
Puerto Rico 1.9%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,098,884
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 993,959
c
Revenue, XX, 5.25%, 7/01/40 ........................................ 5,175,000 3,842,437
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 2,500,000 2,563,439
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 950,000 942,133
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 755,000 773,868
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,290,000 1,276,964
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 3,795,243
15,286,927
Total U.S. Territories .................................................................... 15,286,927
Total Municipal Bonds (Cost $847,707,359) .....................................
784,098,720
Total Long Term Investments (Cost $849,307,359) ...............................
785,698,720
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 196 .
Short Term Investments 0.7%
a a
Principal
Amount
a
Value
Municipal Bonds 0.7%
Pennsylvania 0.7%
d
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 1.05% , 12/01/37 ............................................... $ 5,300,000 $ 5,300,000
Total Municipal Bonds (Cost $5,300,000) .......................................
5,300,000
Total Short Term Investments (Cost $5,300,000 ) .................................
5,300,000
a
Total Investments (Cost $854,607,359) 99.0% ...................................
$790,998,720
Other Assets, less Liabilities 1.0% .............................................
8,390,780
Net Assets 100.0% ...........................................................
$799,389,500
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $15,485,991, representing 1.9% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2022
Franklin Virginia Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,000,000 $ 827,646
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 3,456,000 2,958,958
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,100,000 724,424
3,683,382
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,502,979
State of Illinois , GO , 2020 B , 5% , 10/01/29 ................................
1,000,000 1,057,087
2,560,066
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 3,460,000 3,730,836
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 980,948
4,711,784
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,143,779
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,200,000 931,612
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,200,000 930,653
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,517,293
3,379,558
Texas 0.7%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,600,000 1,173,154
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 231,496
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 258,094
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,567,839
3,230,583
Virginia 80.8%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/30 ............................................ 1,120,000 1,078,480
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/31 ............................................ 1,165,000 1,109,979
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/32 ............................................ 1,105,000 1,043,855
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/33 ............................................ 1,260,000 1,179,615
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/42 ............................................ 2,725,000 2,372,683
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/49 ............................................ 2,800,000 2,316,140
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 B,
Refunding, 4%, 6/01/54 ............................................ 5,215,000 4,043,800

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Pre-Refunded, 5%, 10/01/45 $ 975,000 $ 1,032,693
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ 2,450,000 2,384,667
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 1,919,495
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 9,222,555
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 971,312
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 3,819,762
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,849,714
City of Norfolk ,
GO, 2013 A, Pre-Refunded, 5%, 8/01/32 ................................ 5,845,000 5,941,014
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 7,428,993
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 7,397,020
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/33 ........
10,000,000 10,653,349
Commonwealth of Virginia , GO , 2020 A , 4% , 6/01/31 .........................
4,650,000 5,007,498
County of Arlington , GO , 2019 , 4% , 6/15/34 ................................
2,000,000 2,102,801
County of Fairfax ,
GO, 2020 A, Refunding, 5%, 10/01/37 .................................. 1,980,000 2,228,692
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 2,986,131
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 5,378,478
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%,
10/01/36 ....................................................... 4,865,000 5,154,048
Fairfax County Industrial Development Authority , Inova Health System Obligated
Group , Revenue , 2014 A , 5% , 5/15/44 .................................. 2,500,000 2,525,392
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 3,738,164
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,301,137
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 5,255,507
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 4,746,468
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 5,534,905
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 12,811,980
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 14,495,000 15,383,494
Revenue, Senior Lien, 2018 A, Pre-Refunded, 5%, 7/01/48 ................... 5,505,000 6,123,445
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 4,317,639
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 4,885,000 5,249,332
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 500,000 466,040
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/45 ....................................................... 725,000 659,138
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/50 ....................................................... 1,500,000 1,328,327
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/42 .. 1,125,000 1,190,376
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/52 .. 5,000,000 5,186,278

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017 A, Refunding,
5%, 1/01/42 .................................................... $ 2,000,000 $ 2,063,845
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/38 ........................................................ 690,000 577,301
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/42 ........................................................ 1,120,000 895,765
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/48 ........................................................ 2,315,000 1,745,287
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,210,011
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,604,141
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 4,985,427
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 4,528,131
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,115,942
Centra Health Obligated Group, Revenue, 2021, Refunding, 3%, 1/01/51 ........ 2,000,000 1,386,784
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 6,305,000 5,529,715
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,226,120
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 508,987
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/38 ................ 1,750,000 1,775,587
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,049,494
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 833,520
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,025,429
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
3,000,000 3,099,337
Northern Virginia Transportation Commission , Commuter Rail Operating & Capital
Fund , Revenue , 2022 , 5% , 6/01/47 .................................... 1,750,000 1,942,884
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,098,549
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,531,887
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 943,684
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 961,075
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 6,280,929
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,647,717
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,038,444
Virginia College Building Authority ,
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,242,137
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 81,005
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,243,140
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 627,633
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 314,835
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 380,178
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 781,757
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,187,974
Regent University, Revenue, 2021, Refunding, 4%, 6/01/36 .................. 2,750,000 2,501,732
Regent University, Revenue, 2021, Refunding, 3%, 6/01/41 .................. 4,800,000 3,448,130
Regent University, Revenue, 2021, Refunding, 4%, 6/01/46 .................. 3,725,000 3,105,858
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,436,696

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Commonwealth Transportation Board, (continued)
Revenue, 2016, 5%, 9/15/31 ......................................... $ 4,000,000 $ 4,302,299
Revenue, 2022, Refunding, 4%, 5/15/36 ................................. 5,000,000 5,170,671
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 3,407,747
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,291,874
Virginia Public School Authority ,
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 5,911,290
Revenue, 2019 A, 5%, 8/01/31 ........................................ 2,625,000 2,978,692
Revenue, 2020 B, Refunding, 4%, 8/01/34 ............................... 3,925,000 4,101,996
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,090,784
Virginia Resources Authority ,
Revenue, 5%, 11/01/38 ............................................. 1,970,000 2,082,412
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,407,726
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 5,255,000 5,508,365
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 8,265,073
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2022, Refunding, 4%, 1/01/48 ..... 7,000,000 5,850,802
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 4,573,610
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/47 4,770,000 4,926,908
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/52 1,230,000 1,263,737
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/40 ........................................................ 7,500,000 6,871,196
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 6,621,144
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 1,966,838
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,127,157
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 5,915,070
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/37 .................................................... 2,750,000 2,593,196
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 2,250,000 1,927,651
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/37 ... 4,000,000 4,035,365
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 6,000,000 6,035,774
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 2,730,000 2,739,348
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,021,032
373,385,220
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 930,548
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,200,000 944,245
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 3,100,000 3,100,000
4,044,245
U.S. Territories 11.5%
District of Columbia 8.2%
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 5,000,000 5,106,851
Dulles Toll Road, Revenue, Senior Lien, 2022 A, Refunding, AGMC Insured, 4%,
10/01/52 ....................................................... 10,000,000 9,085,894
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 5,243,651

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 196 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, (continued)
Dedicated, Revenue, 2020 A, 5%, 7/15/36 ............................... $ 5,000,000 $ 5,536,537
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 2,500,000 2,674,621
Dedicated, Revenue, 2021 A, 5%, 7/15/41 ............................... 7,530,000 8,198,616
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 2,000,000 2,155,410
38,001,580
Puerto Rico 3.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,698,275
b
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,040,000 776,100
b
Revenue, XX, 5.25%, 7/01/40 ........................................ 1,900,000 1,410,750
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 1,100,000 1,096,418
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,800,000 1,834,417
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,600,000 1,583,831
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. 425,000 459,417
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 179,753
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 6,400,000 5,847,708
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 500,000 474,406
15,361,075
Total U.S. Territories .................................................................... 53,362,655
Total Municipal Bonds (Cost $490,589,557) .....................................
451,259,466
a a a a
a
Total Investments (Cost $490,589,557) 97.6% ...................................
$451,259,466
Other Assets, less Liabilities 2.4% .............................................
10,955,776
Net Assets 100.0% ...........................................................
$462,215,242
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $10,889,115, representing 2.4% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Restricted Securities
At November 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2022, investments in affiliated management investment companies were as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin High Yield Tax-Free Income Fund
1,920,000
a
CalPlant I LLC, 21A, Senior Secured Note, 144A, 9.5%,
10/12/22 ................................. 10/13/21 $ 1,920,000 $ 1,920,000
7,205,000
a
CalPlant I LLC, 21B, Senior Secured Note, 144A, 9.5%,
10/12/22 ................................. 11/01/21 7,205,000 7,205,000
3,975,000
a
CalPlant I LLC, 22A, Senior Secured Note, 144A, 9.5%,
10/12/22 ................................. 4/05/22 3,975,000 3,975,000
3,910,000
a
CalPlant I LLC, 22X, Senior Secured Note, 144A, 9.5%,
1/31/23 .................................. 11/09/22 3,910,000 3,910,000
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $17,010,000 $17,010,000
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $2,955,000 as of November 30, 2022.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 65,440,300 $ — $ (10,388,947) $ (636,053) $ (4,903,150) $ 49,512,150 2,115,000 $ 997,427
Total Affiliated Securities ... $65,440,300 $— $(10,388,947) $(636,053) $(4,903,150) $49,512,150 $997,427
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 33,826,000 $ 5,987,875 $ — $ — $ (3,528,375) $ 36,285,500 1,550,000 $ 685,338
Total Affiliated Securities ... $33,826,000 $5,987,875 $— $— $(3,528,375) $36,285,500 $685,338

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $ 46,532,900 $ — $ (4,812,440) $ (580,060) $ (3,487,100) $ 37,653,300 1,605,000 $ 820,556
Total Affiliated Securities ... $46,532,900 $— $(4,812,440) $(580,060) $(3,487,100) $37,653,300 $820,556
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 400,000 $ 400,000
Municipal Bonds ......................... — 197,522,353 — 197,522,353
Total Investments in Securities ........... $— $197,522,353 $400,000 $197,922,353
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 787,496,831 — 787,496,831
Total Investments in Securities ........... $— $787,496,831 $— $787,496,831
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,150,000 1,150,000
Municipal Bonds ......................... — 547,142,399 — 547,142,399
Short Term Investments ................... — 2,200,000 — 2,200,000
Total Investments in Securities ........... $— $549,342,399 $1,150,000 $550,492,399
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 146,397,672 $ — $ 146,397,672
Short Term Investments ................... — 1,500,000 — 1,500,000
Total Investments in Securities ........... $— $147,897,672 $— $147,897,672
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 49,512,150 — — 49,512,150
Municipal Bonds ......................... — 2,482,447,994 — 2,482,447,994
Total Investments in Securities ........... $49,512,150 $2,482,447,994 $— $2,531,960,144
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 36,285,500 — — 36,285,500
Senior Floating Rate Interests ............... — 25,576,102 14,866,926 40,443,028
Municipal Bonds ......................... — 964,255,579 — 964,255,579
Short Term Investments ................... — 51,700,000 — 51,700,000
Total Investments in Securities ........... $36,285,500 $1,041,531,681 $14,866,926 $1,092,684,107
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 900,000 900,000
Municipal Bonds ......................... — 343,766,887 — 343,766,887
Total Investments in Securities ........... $— $343,766,887 $900,000 $344,666,887
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 37,653,300 — — 37,653,300
Corporate Bonds :
United States .......................... — 87,178,413 34,810,200 121,988,613
Municipal Bonds ......................... — 5,069,252,610 — 5,069,252,610
Total Investments in Securities ........... $37,653,300 $5,156,431,023 $34,810,200 $5,228,894,523
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 291,635,278 — 291,635,278
Total Investments in Securities ........... $— $291,635,278 $— $291,635,278
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 319,113,283 — 319,113,283
Short Term Investments ................... — 3,200,000 — 3,200,000
Total Investments in Securities ........... $— $322,313,283 $— $322,313,283
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 750,000 $ 750,000
Senior Floating Rate Interests ............... — — 1,000,000 1,000,000
Municipal Bonds ......................... — 344,677,205 — 344,677,205
Short Term Investments ................... — 14,900,000 — 14,900,000
Total Investments in Securities ........... $— $359,577,205 $1,750,000 $361,327,205
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,800,000 1,800,000
Municipal Bonds ......................... — 753,451,651 — 753,451,651
Short Term Investments ................... — 200,000 — 200,000
Total Investments in Securities ........... $— $753,651,651 $1,800,000 $755,451,651
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 824,373,751 — 824,373,751
Total Investments in Securities ........... $— $824,373,751 $— $824,373,751
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 735,855,212 — 735,855,212
Total Investments in Securities ........... $— $735,855,212 $— $735,855,212
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,600,000 1,600,000
Municipal Bonds ......................... — 728,006,782 — 728,006,782
Short Term Investments ................... — 22,500,000 — 22,500,000
Total Investments in Securities ........... $— $750,506,782 $1,600,000 $752,106,782
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,600,000 1,600,000
Municipal Bonds ......................... — 644,237,284 — 644,237,284
Short Term Investments ................... — 6,700,000 — 6,700,000
Total Investments in Securities ........... $— $650,937,284 $1,600,000 $652,537,284
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,250,000 2,250,000
Municipal Bonds ......................... — 1,230,208,214 — 1,230,208,214
Total Investments in Securities ........... $— $1,230,208,214 $2,250,000 $1,232,458,214
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,500,000 2,500,000
Municipal Bonds ......................... — 982,801,413 — 982,801,413
Short Term Investments ................... — 800,000 — 800,000
Total Investments in Securities ........... $— $983,601,413 $2,500,000 $986,101,413
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 1,600,000 $ 1,600,000
Municipal Bonds ......................... — 784,098,720 — 784,098,720
Short Term Investments ................... — 5,300,000 — 5,300,000
Total Investments in Securities ........... $— $789,398,720 $1,600,000 $790,998,720
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 451,259,466 — 451,259,466
Total Investments in Securities ........... $— $451,259,466 $— $451,259,466
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating
Rate Interests :
United States . $ 5,377,471 $ 9,489,455 $ — $ — $ — $ — $ — $ — $ 14,866,926 $ —
Total Investments in
Securities ......... $5,377,471 $9,489,455 $— $— $— $— $— $— $14,866,926 $—
a
Purchases include all purchases of securities and securities received in corporate actions.
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.